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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                    Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Ibbotson VCT Portfolio
Shares		Value
	MUTUAL FUNDS - 100.0%
	NON-PIONEER FUNDS - 22.1%
227,602	BlackRock Fundamental Growth Fund Institutional Class	$5,639,981
153,404	BlackRock International Index Fund Institutional Class	1,810,173
221,329	BlackRock Value Opportunities Fund Institutional Class	4,727,579
338,754	INVESCO Global Real Estate Fund Institutional Class	3,577,244
443,487	INVESCO Global Small & Mid Cap Growth Fund Institutional Class	8,794,354
268,619	INVESCO International Growth Fund Institutional Class	7,771,138
256,581	INVESCO Trimark Small Companies Fund Institutional Class	5,003,335
714,675	Oppenheimer Commodity Strategy Total Return Fund Class Y	2,923,022
189	Oppenheimer Main Street Small-Cap Fund Class Y	4,342

	TOTAL INVESTMENTS IN NON-PIONEER FUNDS
	(Cost $34,705,142)	$40,251,168
	PIONEER FUNDS - 77.9%
2,754,817	Pioneer Bond Fund Class Y	$26,198,314
291,742	Pioneer Cullen Value Fund Class Y	5,592,696
382,274	Pioneer Disciplined Growth Fund Class Y	4,036,817
597,741	Pioneer Disciplined Value Fund Class Y	5,409,556
166,439	Pioneer Emerging Markets Fund Class Y	5,452,533
137,640	Pioneer Equity Income Fund Class Y	3,771,323
253,403	Pioneer Floating Rate Fund Class Y	1,763,681
346,861	Pioneer Fund Class Y	14,932,381
309,760	Pioneer Fundamental Growth Fund Class Y	3,689,243
535,456	Pioneer Global Equity Fund Class Y	5,504,484
1,013,257	Pioneer Global High Yield Fund Class Y	10,791,191
98,098	Pioneer Growth Opportunities Fund Class Y	2,995,927
345,639	Pioneer High Yield Fund Class Y	3,677,600
473	Pioneer Independence Fund Class Y	5,715
132,238	Pioneer International Value Fund Class Y	2,742,615
319,612	Pioneer Mid Cap Value Fund Class Y	7,488,500
317	Pioneer Oak Ridge Large Cap Growth Fund Class Y	4,030
171,189	Pioneer Real Estate Shares Class Y	3,697,673
744,620	Pioneer Research Fund Class Y	7,468,539
97,916	Pioneer Select Mid Cap Growth Fund Class Y	1,911,318
2,159,015	Pioneer Short Term Income Fund Class Y	20,942,443

Shares		Value
PIONEER FUNDS - (continued)
318,881	Pioneer Strategic Income Fund Class Y	$ 3,530,007
317	Pioneer Value Fund Class Y	3,858

TOTAL INVESTMENTS IN PIONEER FUNDS
	(Cost $124,133,803)	$ 141,610,444
Principal Amount
TEMPORARY CASH INVESTMENT -0.0%
TIME DEPOSIT - 0.0%
$58,979	Bank of America Toronto, 0.03%, 4/1/11	$ 58,979
	TOTAL TIME DEPOSIT (Cost $58,979)	$ 58,979

TOTAL INVESTMENTS IN SECURITIES - 100.0%
	(Cost $158,897,924) (a)	$ 181,920,591

	OTHER ASSETS AND LIABILITIES - 0.0%	$ 78,779

	TOTAL NET ASSETS - 100.0%	$ 181,999,370

(a) At March 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $– was as follows:

Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost		$ 23,703,148
Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value		(680,481)

	Net unrealized gain	$ 23,022,667

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$181,861,611	$–	$–	$181,861,611
Temporary Cash Investment	–	58,979	–	58,979
Total	$181,861,611	$58,979	$–	$181,920,591

Shares		Value
	MUTUAL FUNDS - 99.9%
	NON-PIONEER FUNDS - 24.8%
479,419	BlackRock Fundamental Growth Fund Institutional Class	$ 11,880,014
255,690	BlackRock International Index Fund Institutional Class	3,017,138
361,535	BlackRock Value Opportunities Fund Institutional Class	7,722,390
614,012	INVESCO Global Real Estate Fund Institutional Class	6,483,968
774,972	INVESCO Global Small & Mid Cap Growth Fund Institutional Class	15,367,700
323,494	INVESCO International Growth Fund Institutional Class	9,358,687
430,738	INVESCO Trimark Small Companies Fund Institutional Class	8,399,384
1,395,936	Oppenheimer Commodity Strategy Total Return Fund Class Y	5,709,380

	TOTAL INVESTMENTS IN NON-PIONEER FUNDS
	(Cost $61,714,649)	$ 67,938,661
	PIONEER FUNDS - 75.1%
3,014,166	Pioneer Bond Fund Class Y	$ 28,664,718
596,706	Pioneer Cullen Value Fund Class Y	11,438,849
768,969	Pioneer Disciplined Growth Fund Class Y	8,120,312
771,086	Pioneer Disciplined Value Fund Class Y	6,978,328
403,591	Pioneer Emerging Markets Fund Class Y	13,221,643
329,701	Pioneer Equity Income Fund Class Y	9,033,799
521,248	Pioneer Fund Class Y	22,439,714
722,304	Pioneer Fundamental Growth Fund Class Y	8,602,637
1,075,321	Pioneer Global Equity Fund Class Y	11,054,303
690,272	Pioneer Global High Yield Fund Class Y	7,351,394
2,361	Pioneer Government Income Fund Class Y	23,377
161,944	Pioneer Growth Opportunities Fund Class Y	4,945,766
305,420	Pioneer High Yield Fund Class Y	3,249,669
6,305	Pioneer Independence Fund Class Y	76,099
431,273	Pioneer International Value Fund Class Y	8,944,597
674,181	Pioneer Mid Cap Value Fund Class Y	15,796,050
8,249	Pioneer Oak Ridge Large Cap Growth Fund Class Y	105,010
60,999	Pioneer Oak Ridge Small Cap Growth Fund Class Y	1,941,589
338,621	Pioneer Real Estate Shares Class Y	7,314,223
1,160,230	Pioneer Research Fund Class Y	11,637,103
203,428	Pioneer Select Mid Cap Growth Fund Class Y	3,970,923
1,770,133	Pioneer Short Term Income Fund Class Y	17,170,294

Shares		Value
PIONEER FUNDS - (continued)
294,769	Pioneer Strategic Income Fund Class Y	$ 3,263,090
8,666	Pioneer Value Fund Class Y	105,465

TOTAL INVESTMENTS IN PIONEER FUNDS
	(Cost $177,564,464)	$ 205,448,952
Principal Amount
TEMPORARY CASH INVESTMENT -0.1%
TIME DEPOSIT - 0.1%
$260,248	Citibank Nassau, 0.03%, 4/1/11	$ 260,248
	TOTAL TIME DEPOSIT (Cost $260,248)	$ 260,248

TOTAL INVESTMENTS IN SECURITIES - 100.0%
	(Cost $239,539,361) (a)	$ 273,647,861

	OTHER ASSETS AND LIABILITIES - 0.0%	$ (39,703)

	TOTAL NET ASSETS - 100.0%	$ 273,608,158

(a) At March 31, 2011, the net unrealized gain on investments based on cost for federal tax purposes of $– was as follows:

Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost		$ 36,389,290
Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value		(2,280,790)

	Net unrealized gain	$ 34,108,500

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$273,387,613	$–	$–	$273,387,613
Temporary Cash Investment	–	260,248	–	260,248
Total	$273,387,613	$260,248	$–	$273,647,861

	Pioneer Cullen Value VCT Portfolio
	Schedule of Investments 03/31/2011 (unaudited)

Shares		Value

	COMMON STOCKS - 88.6%
	Energy - 10.4%
	Integrated Oil & Gas - 10.4%
59,500	ConocoPhillips	$4,751,670
104,950	Gazprom OAO (A.D.R.) *	3,394,083
25,940	Petrochina Co. Ltd. (A.D.R.) *	3,949,360
30,050	Petroleo Brasileiro SA *	1,214,922
		$13,310,035
	Total Energy	$13,310,035
	Materials - 1.6%
	Diversified Metals & Mining - 1.6%
77,450	Anglo American Plc *	$1,999,759
	Total Materials	$1,999,759
	Capital Goods - 14.0%
	Aerospace & Defense - 7.7%
27,600	Boeing Co.	$2,040,468
67,500	ITT Corp.	4,053,375
43,950	United Technologies Corp.	3,720,368
		$9,814,211
	Heavy Electrical Equipment - 3.6%
106,400	ABB Ltd.	$2,573,816
345,000	Alstom SA *	2,035,500
		$4,609,316
	Industrial Conglomerates - 2.7%
37,100	3M Co.	$3,468,850
	Total Capital Goods	$17,892,377
	Transportation - 2.7%
	Railroads - 2.7%
18,500	Canadian National Railway Co.	$1,392,495
31,300	Canadian Pacific Railway Ltd.	2,013,842
		$3,406,337
	Total Transportation	$3,406,337
	Automobiles & Components - 1.1%
	Auto Parts & Equipment - 1.1%
18,000	BorgWarner, Inc. *	$1,434,420
	Total Automobiles & Components	$1,434,420
	Media - 3.5%
	Movies & Entertainment - 3.5%
104,200	The Walt Disney Co.	$4,489,978
	Total Media	$4,489,978
	Food Beverage & Tobacco - 10.2%
	Agricultural Products - 2.8%
56,600	Archer Daniels Midland Co.	$2,038,166
20,600	Bunge Ltd. (b)	1,489,998
		$3,528,164
	Packaged Foods & Meats - 7.4%
114,500	Kraft Foods, Inc.	$3,590,720
47,800	Nestle SA (Sponsored A.D.R.) *	2,747,544
102,300	Unilever N.V.	3,208,128
		$9,546,392
	Total Food Beverage & Tobacco	$13,074,556
	Household & Personal Products - 3.1%
	Household Products - 3.1%
61,150	Kimberly-Clark Corp. (b)	$3,991,261
	Total Household & Personal Products	$3,991,261
	Health Care Equipment & Services - 3.1%
	Health Care Equipment - 3.1%
76,700	Covidien Ltd.	$3,983,798
	Total Health Care Equipment & Services	$3,983,798
	Pharmaceuticals & Biotechnology - 11.6%
	Pharmaceuticals - 11.6%
77,050	Abbott Laboratories, Inc.	$3,779,303
51,550	Bayer AG (Sponsored A.D.R.)	4,006,466
117,710	Bristol-Myers Squibb Co.	3,111,075
44,600	Johnson & Johnson	2,642,550
26,100	Teva Pharmaceutical Industries Ltd.	1,309,437
		$14,848,831
	Total Pharmaceuticals & Biotechnology	$14,848,831
	Diversified Financials - 6.4%
	Diversified Finance Services - 5.5%
96,200	Bank of America Corp.	$1,282,346
550,200	Citigroup, Inc. *	2,431,884
73,450	J.P. Morgan Chase & Co.	3,386,045
		$7,100,275
	Investment Banking & Brokerage - 0.9%
7,350	Goldman Sachs Group, Inc.	$1,164,755
	Total Diversified Financials	$8,265,030
	Insurance - 2.9%
	Property & Casualty Insurance - 2.9%
60,550	Chubb Corp.	$3,712,321
	Total Insurance	$3,712,321
	Software & Services - 5.1%
	Data Processing & Outsourced Services - 2.4%
63,850	Computer Sciences Corp. *	$3,111,411
	Systems Software - 2.7%
136,300	Microsoft Corp.	$3,456,568
	Total Software & Services	$6,567,979
	Technology Hardware & Equipment - 6.1%
	Computer Hardware - 2.3%
71,150	Hewlett-Packard Co.	$2,915,016
	Technology Distributors - 3.8%
64,250	Arrow Electronics, Inc. *	$2,690,790
64,250	Avnet, Inc. *	2,190,283
		$4,881,073
	Total Technology Hardware & Equipment	$7,796,089
	Telecommunication Services - 6.8%
	Integrated Telecommunication Services - 4.2%
74,100	AT&T Corp.	$2,267,460
80,500	Verizon Communications, Inc.	3,102,470
		$5,369,930
	Wireless Telecommunication Services - 2.6%
117,750	Vodafone Group Plc (A.D.R.)	$3,385,313
	Total Telecommunication Services	$8,755,243
	TOTAL COMMON STOCKS
	(Cost $95,574,651)	$113,528,014

Principal	TEMPORARY CASH INVESTMENTS - 1.3%	Value
Amount ($)	Securities Lending Collateral - 1.3% (c)
	Certificates of Deposit:
45,964	Bank of Nova Scotia, 0.31%, 9/29/11	$45,964
32,175	BBVA Group NY, 1.05%, 7/26/11	32,175
45,964	BNP Paribas Bank NY, 0.34%, 5/9/11	45,964
45,964	Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11	45,964
45,964	DnB NOR Bank ASA NY, 0.24%, 6/7/11	45,964
22,981	National Australia Bank NY, 0.32%, 10/19/11	22,981
45,964	Nordea NY, 0.3%, 4/13/11	45,964
45,964	RoboBank Netherland NV NY, 0.33%, 8/8/11	45,964
45,964	Royal Bank of Canada NY, 0.38%, 12/2/11	45,964
45,964	Skandinav Enskilda Bank NY, 0.38%, 6/7/11	45,964
22,982	SOCGEN NY, 0.25%, 4/11/11	22,982
18,385	SOCGEN NY, 0.37%, 6/10/11	18,385
45,964	Svenska NY, 0.28%, 5/12/11	45,964
45,964	Westpac Banking Corp. NY, 0.38%, 12/6/11	45,964
		$556,163
	Commercial Paper:
18,385	American Honda Finance, 0.35%, 1/11/12	$18,385
18,417	American Honda Finance, 1.06%, 6/20/11	18,417
16,859	Australia & New Zealand Banking Group, 0.91%, 8/4/11	16,859
18,375	BBVLON, 0.55%, 5/9/11	18,375
27,572	BBVLON, 0.43%, 4/21/11	27,572
45,937	BCSFUN, 0.25%, 6/24/11	45,937
41,352	CBAPP, 0.26%, 5/23/11	41,352
46,735	Caterpillar Financial Services Corp., 1.06%, 6/24/11	46,735
45,965	Federal Home Loan Bank, 0.31%, 6/1/11	45,965
4,596	General Electric Capital Corp., 0.39%, 6/6/11	4,596
22,984	General Electric Capital Corp., 0.39%, 4/28/11	22,984
36,761	HSBC, 0.25%, 5/11/11	36,761
22,080	JPMorgan Chase & Co., 0.43%, 12/21/11	22,080
16,112	JPMorgan Chase & Co., 1.06%, 6/13/11	16,112
22,972	NABPP, 0.25%, 6/1/11	22,972
36,741	NORDNA, 0.27%, 7/18/11	36,741
36,769	PARFIN, 0.23%, 4/11/11	36,769
22,955	SANCPU, 0.68%, 6/1/11	22,955
27,576	SANCPU, 0.44%, 4/7/11	27,576
27,535	SANCPU, 0.73%, 6/17/11	27,535
22,979	SOCNAM, 0.37%, 4/14/11	22,979
22,974	SOCNAM, 0.37%, 5/3/11	22,974
45,964	Toyota Motor Credit Corp., 0.38%, 9/8/11	45,964
27,574	VARFUN, 0.27%, 4/20/11	27,574
13,804	Wachovia, 0.46%, 3/1/12	13,804
18,394	Wachovia, 0.43%, 10/15/11	18,394
9,196	Wells Fargo & Co., 0.39%, 1/24/12	9,196
		$717,563
	Tri-party Repurchase Agreements:
23,567	Barclays Capital Plc, 0.12%, 4/1/11	$23,567
91,927	HSBC Bank USA NA, 0.13%, 4/1/11	91,927
68,946	RBS Securities, Inc., 0.12%, 4/1/11	68,946
		$184,440
Shares	Money Market Mutual Funds:
73,542	Dreyfus Preferred Money Market Fund	$73,542
73,542	Fidelity Prime Money Market Fund	73,542
		$147,084
	Total Securities Lending Collateral	$1,605,250
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $1,605,250)	$1,605,250
	TOTAL INVESTMENT IN SECURITIES - 89.8%
	(Cost $97,179,901) (a)	$115,133,264
	OTHER ASSETS AND LIABILITIES - 10.2%	$13,061,422
	TOTAL NET ASSETS - 100.0%	$128,194,686

(A.D.R.)	American Depositary Receipt

(G.D.R.)	Global Depositary Receipt

*	Non-income producing security.

(a)	At March 31, 2011, the net unrealized gain on investments based on
	cost for federal income tax purposes of $97,209,766 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$18,013,197

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(89,699)

	Net unrealized gain	$17,923,498

(b)	At March 31, 2011, the following securities were out on loan:

Shares	Description	Value
20,300	Bunge Ltd.	1,468,299
2,000	Kimberly-Clark Corp.	130,540
	Total	$1,598,839

(c)	Securities lending collateral is managed by Credit Suisse AG, New York Branch.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$113,528,014	$-	$-	$113,528,014
Temporary Cash Investments	-	1,458,166	-	1,458,166
Money Market Mutual Funds	147,084	-	-	147,084
Total	$113,675,098	$1,458,166	$-	$115,133,264

	Pioneer Fund VCT Portfolio
	Schedule of Investments 3/31/2011 (unaudited)

Shares		Value
	COMMON STOCKS - 99.4%
	Energy - 13.3%
	Coal & Consumable Fuels - 0.3%
20,025	Consol Energy, Inc.	$1,073,941
	Integrated Oil & Gas - 7.9%
98,797	Chevron Corp.	$10,613,762
55,412	ConocoPhillips	4,425,202
45,651	Exxon Mobil Corp.	3,840,619
37,950	Hess Corp.	3,233,720
62,849	Marathon Oil Corp.	3,350,480
		$25,463,783
	Oil & Gas Drilling - 1.0%
37,119	Ensco Plc (A.D.R.)	$2,146,963
16,210	Helmerich & Payne, Inc.	1,113,465
		$3,260,428
	Oil & Gas Equipment & Services - 1.5%
48,743	McDermott International, Inc. *	$1,237,585
39,824	Schlumberger, Ltd.	3,713,986
		$4,951,571
	Oil & Gas Exploration & Production - 2.6%
48,635	Apache Corp.	$6,367,294
22,217	Devon Energy Corp.	2,038,854
		$8,406,148
	Total Energy	$43,155,871
	Materials - 6.0%
	Aluminum - 0.7%
131,325	Alcoa, Inc. (b)	$2,317,886
	Diversified Chemical - 0.8%
46,425	E.I. du Pont de Nemours and Co.	$2,551,982
	Diversified Metals & Mining - 3.3%
57,610	Freeport-McMoRan Copper & Gold, Inc. (Class B)	$3,200,236
108,216	Rio Tinto Plc	7,613,327
		$10,813,563
	Industrial Gases - 0.7%
33,953	Airgas, Inc.	$2,255,158
	Specialty Chemicals - 0.5%
31,828	Ecolab, Inc.	$1,623,865
	Total Materials	$19,562,454
	Capital Goods - 11.0%
	Aerospace & Defense - 2.7%
40,996	General Dynamics Corp.	$3,138,654
21,802	Lockheed Martin Corp.	1,752,881
44,566	United Technologies Corp.	3,772,512
		$8,664,047
	Construction & Farm Machinery & Heavy Trucks - 4.3%
29,745	Caterpillar, Inc.	$3,312,106
40,796	Deere & Co.	3,952,724
129,692	PACCAR, Inc.	6,789,376
		$14,054,206
	Electrical Components & Equipment - 1.6%
49,244	Emerson Electric Co.	$2,877,327
25,019	Rockwell International Corp.	2,368,048
		$5,245,375
	Industrial Conglomerates - 1.6%
29,516	3M Co.	$2,759,746
112,681	General Electric Co.	2,259,254
		$5,019,000
	Industrial Machinery - 0.8%
20,875	Illinois Tool Works, Inc.	$1,121,405
15,784	Parker Hannifin Corp.	1,494,429
		$2,615,834
	Total Capital Goods	$35,598,462
	Transportation - 4.5%
	Railroads - 4.5%
57,617	Canadian National Railway Co.	$4,336,832
18,554	CSX Corp.	1,458,344
127,858	Norfolk Southern Corp.	8,856,724
		$14,651,900
	Total Transportation	$14,651,900
	Automobiles & Components - 4.3%
	Auto Parts & Equipment - 3.0%
34,215	BorgWarner, Inc. *	$2,726,593
169,186	Johnson Controls, Inc.	7,033,062
		$9,759,655
	Automobile Manufacturers - 1.3%
226,909	Ford Motor Corp. *	$3,383,213
30,375	General Motors Co. *	942,536
		$4,325,749
	Total Automobiles & Components	$14,085,404
	Consumer Durables & Apparel - 1.0%
	Apparel, Accessories & Luxury Goods - 1.0%
63,780	Coach, Inc.	$3,319,111
	Total Consumer Durables & Apparel	$3,319,111
	Media - 3.5%
	Publishing - 3.5%
119,884	Elsevier NV	$1,545,682
119,636	John Wiley & Sons, Inc.	6,082,294
96,508	McGraw-Hill Co., Inc.	3,802,415
		$11,430,391
	Total Media	$11,430,391
	Retailing - 3.8%
	Department Stores - 1.1%
18,310	Kohl's Corp.	$971,162
59,454	Nordstrom, Inc.	2,668,296
		$3,639,458
	General Merchandise Stores - 1.6%
100,957	Target Corp.	$5,048,860
	Home Improvement Retail - 0.8%
103,069	Lowe's Companies, Inc.	$2,724,114
	Specialty Stores - 0.3%
50,515	Staples, Inc.	$981,001
	Total Retailing	$12,393,433
	Food & Drug Retailing - 3.4%
	Drug Retail - 2.2%
56,857	CVS/Caremark Corp.	$1,951,332
128,231	Walgreen Co.	5,147,192
		$7,098,524
	Food Distributors - 0.6%
75,960	Sysco Corp.	$2,104,092
	Hypermarkets & Supercenters - 0.6%
36,042	Wal-Mart Stores, Inc.	$1,875,986
	Total Food & Drug Retailing	$11,078,602
	Food, Beverage & Tobacco - 5.1%
	Packaged Foods & Meats - 4.5%
82,507	General Mills, Inc.	$3,015,631
68,220	H.J. Heinz Co., Inc.	3,330,500
86,758	Hershey Foods Corp.	4,715,297
30,292	Kellogg Co.	1,635,162
59,016	Kraft Foods, Inc.	1,850,742
		$14,547,332
	Soft Drinks - 0.6%
29,654	PepsiCo, Inc.	$1,910,014
	Total Food, Beverage & Tobacco	$16,457,346
	Household & Personal Products - 2.5%
	Household Products - 1.7%
11,580	Clorox Co.	$811,411
60,094	Colgate-Palmolive Co.	4,853,191
		$5,664,602
	Personal Products - 0.8%
26,731	Estee Lauder Co.	$2,575,799
	Total Household & Personal Products	$8,240,401
	Health Care Equipment & Services - 7.5%
	Health Care Distributors - 0.3%
25,221	Cardinal Health, Inc.	$1,037,340
	Health Care Equipment - 6.9%
41,573	Baxter International, Inc.	$2,235,380
70,171	Becton, Dickinson & Co.	5,587,015
44,056	C. R. Bard, Inc. (b)	4,375,201
25,998	Covidien, Ltd.	1,350,336
37,269	Medtronic, Inc.	1,466,535
155,841	Smith & Nephew Plc	1,765,139
67,397	St. Jude Medical, Inc.	3,454,770
32,067	Stryker Corp.	1,949,674
		$22,184,050
	Health Care Services - 0.3%
17,226	Medco Health Solutions, Inc. *	$967,412
	Total Health Care Equipment & Services	$24,188,802
	Pharmaceuticals & Biotechnology - 4.5%
	Biotechnology - 0.4%
25,384	Amgen, Inc. *	$1,356,775
	Pharmaceuticals - 4.1%
72,386	Abbott Laboratories	$3,550,533
33,678	Eli Lilly & Co.	1,184,455
28,450	Johnson & Johnson	1,685,663
31,472	Merck & Co., Inc.	1,038,891
133,500	Pfizer, Inc.	2,711,385
63,092	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	3,165,326
		$13,336,253
	Total Pharmaceuticals & Biotechnology	$14,693,028
	Banks - 2.7%
	Diversified Banks - 1.8%
42,575	Comerica, Inc.	$1,563,354
89,504	U.S. Bancorp (b)	2,365,591
61,732	Wells Fargo & Co.	1,956,904
		$5,885,849
	Regional Banks - 0.9%
144,104	KeyCorp	$1,279,644
27,410	PNC Bank Corp.	1,726,556
		$3,006,200
	Total Banks	$8,892,049
	Diversified Financials - 8.3%
	Asset Management & Custody Banks - 5.4%
32,682	Franklin Resources, Inc.	$4,087,865
49,596	Northern Trust Corp.	2,516,997
69,867	State Street Corp.	3,139,823
69,914	T. Rowe Price Associates, Inc.	4,643,688
99,258	The Bank of New York Mellon Corp.	2,964,836
		$17,353,209
	Consumer Finance - 0.4%
29,964	American Express Co.	$1,354,373
	Diversified Finance Services - 1.5%
171,943	Bank of America Corp.	$2,292,000
56,502	JPMorgan Chase & Co.	2,604,742
		$4,896,742
	Investment Banking & Brokerage - 0.6%
75,832	Morgan Stanley	$2,071,730
	Specialized Finance - 0.4%
4,081	CME Group, Inc.	$1,230,626
	Total Diversified Financials	$26,906,680
	Insurance - 2.5%
	Property & Casualty Insurance - 2.5%
104,086	Chubb Corp.	$6,381,513
28,068	The Travelers Companies, Inc.	1,669,485
		$8,050,998
	Total Insurance	$8,050,998
	Software & Services - 3.5%
	Application Software - 0.6%
53,175	Adobe Systems, Inc. *	$1,763,283
	Data Processing & Outsourced Services - 1.7%
50,671	Automatic Data Processing, Inc.	$2,599,929
27,708	DST Systems, Inc.	1,463,537
22,401	Fiserv, Inc. *	1,404,991
		$5,468,457
	IT Consulting & Other Services - 0.6%
12,682	IBM Corp.	$2,068,054
	Systems Software - 0.6%
50,023	Microsoft Corp.	$1,268,583
20,460	Oracle Corp.	682,750
		$1,951,333
	Total Software & Services	$11,251,127
	Technology Hardware & Equipment - 4.7%
	Communications Equipment - 2.0%
80,750	Cisco Systems, Inc.	$1,384,863
14,306	Motorola Mobility Holdings, Inc. *	349,066
16,348	Motorola Solutions, Inc. *	730,592
175,096	Nokia Corp. (A.D.R.) (b)	1,490,067
23,950	Qualcomm, Inc.	1,313,179
22,145	Research In Motion *	1,252,743
		$6,520,510
	Computer Hardware - 1.6%
125,843	Hewlett-Packard Co.	$5,155,788
	Office Electronics - 1.1%
81,590	Canon, Inc. (A.D.R.) (b)	$3,536,927
	Total Technology Hardware & Equipment	$15,213,225
	Semiconductors - 4.6%
	Semiconductor Equipment - 1.3%
139,786	Applied Materials, Inc.	$2,183,457
42,348	ASM Lithography Holdings NV (A.D.R.)	1,884,486
		$4,067,943
	Semiconductors - 3.3%
34,395	Altera Corp.	$1,514,068
77,309	Analog Devices, Inc.	3,044,428
123,980	Intel Corp.	2,500,677
105,829	Texas Instruments, Inc.	3,657,450
		$10,716,623
	Total Semiconductors	$14,784,566
	Telecommunication Services - 1.5%
	Integrated Telecommunications Services - 1.5%
104,887	AT&T Corp.	$3,209,542
10,065	Frontier Communications Corp. (b)	82,734
41,935	Verizon Communications, Inc.	1,616,175
		$4,908,451
	Total Telecommunication Services	$4,908,451
	Utilities - 1.1%
	Electric Utilities - 0.7%
27,156	PPL Corp.	$687,047
46,796	Southern Co.	1,783,396
		$2,470,443
	Multi-Utilities - 0.4%
38,157	Public Service Enterprise Group, Inc.	$1,202,327
	Total Utilities	$3,672,770
	TOTAL COMMON STOCKS	$322,535,071
	(Cost $245,430,822)
Principal
Amount ($)
	TEMPORARY CASH INVESTMENTS - 2.6%
	Securities Lending Collateral - 2.6% (c)
	Certificates of Deposit:
247,530	Bank of Nova Scotia, 0.31%, 9/29/11	$247,530
173,271	BBVA Group NY, 1.05%, 7/26/11	173,271
247,530	BNP Paribas Bank NY, 0.34%, 5/9/11	247,530
247,530	Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11	247,530
247,530	DnB NOR Bank ASA NY, 0.24%, 6/7/11	247,530
123,760	National Australia Bank NY, 0.32%, 10/19/11	123,760
247,530	Nordea NY, 0.3%, 4/13/11	247,530
247,530	RoboBank Netherland NV NY, 0.33%, 8/8/11	247,530
247,530	Royal Bank of Canada NY, 0.38%, 12/2/11	247,530
247,530	Skandinav Enskilda Bank NY, 0.38%, 6/7/11	247,530
123,765	SOCGEN NY, 0.25%, 4/11/11	123,765
99,012	SOCGEN NY, 0.37%, 6/10/11	99,012
247,530	Svenska NY, 0.28%, 5/12/11	247,530
247,530	Westpac Banking Corp. NY, 0.38%, 12/6/11	247,530
		$2,995,108
	Commercial Paper:
99,012	American Honda Finance, 0.35%, 1/11/12	$99,012
99,183	American Honda Finance, 1.06%, 6/20/11	99,183
90,789	Australia & New Zealand Banking Group, 0.91%, 8/4/11	90,789
98,955	BBVLON, 0.55%, 5/9/11	98,955
148,483	BBVLON, 0.43%, 4/21/11	148,483
247,386	BCSFUN, 0.25%, 6/24/11	247,386
222,695	CBAPP, 0.26%, 5/23/11	222,695
251,682	Caterpillar Financial Services Corp., 1.06%, 6/24/11	251,682
247,538	Federal Home Loan Bank, 0.31%, 6/1/11	247,538
24,749	General Electric Capital Corp., 0.39%, 6/6/11	24,749
123,775	General Electric Capital Corp., 0.39%, 4/28/11	123,775
197,969	HSBC, 0.25%, 5/11/11	197,969
118,911	JPMorgan Chase & Co., 0.43%, 12/21/11	118,911
86,771	JPMorgan Chase & Co., 1.06%, 6/13/11	86,771
123,714	NABPP, 0.25%, 6/1/11	123,714
197,864	NORDNA, 0.27%, 7/18/11	197,864
198,011	PARFIN, 0.23%, 4/11/11	198,011
123,622	SANCPU, 0.68%, 6/1/11	123,622
148,507	SANCPU, 0.44%, 4/7/11	148,507
148,286	SANCPU, 0.73%, 6/17/11	148,286
123,749	SOCNAM, 0.37%, 4/14/11	123,749
123,724	SOCNAM, 0.37%, 5/3/11	123,724
247,530	Toyota Motor Credit Corp., 0.38%, 9/8/11	247,530
148,497	VARFUN, 0.27%, 4/20/11	148,497
74,338	Wachovia, 0.46%, 3/1/12	74,338
99,056	Wachovia, 0.43%, 10/15/11	99,056
49,545	Wells Fargo & Co., 0.39%, 1/24/12	49,545
		$3,864,341
	Tri-party Repurchase Agreements:
126,919	Barclays Capital Plc, 0.12%, 4/1/11	$126,919
495,060	HSBC Bank USA NA, 0.13%, 4/1/11	495,060
371,295	RBS Securities, Inc., 0.12%, 4/1/11	371,295
		$993,274
Shares	Money Market Mutual Funds:
396,048	Dreyfus Preferred Money Market Fund	$396,048
396,048	Fidelity Prime Money Market Fund	396,048
		$792,096
	Total Securities Lending Collateral	$8,644,819
	TOTAL TEMPORARY CASH INVESTMENTS	$8,644,819
	(Cost $8,644,819)
	TOTAL INVESTMENT IN SECURITIES - 102.0%	$331,179,890
	(Cost $254,075,641)(a)
	OTHER ASSETS AND LIABILITIES - (2.0) %	$(6,554,816)
	TOTAL NET ASSETS - 100.0%	$324,625,074

(A.D.R.)	American Depositary Receipt

*	Non-income producing security.

(a)	At March 31, 2011, the net unrealized gain on investments based on
	cost for federal income tax purposes of $255,829,381 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$84,044,636

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(8,694,127)

	Net unrealized gain	$75,350,509

(b)	At March 31, 2011, the following securities were out on loan:

Shares	Security	Value
115,000	Alcoa, Inc.	$2,029,750
34,000	C. R. Bard, Inc.	3,376,540
1,300	Canon, Inc. (A.D.R.)	56,355
7,000	Frontier Communications Corp.	57,540
173,016	Nokia Corp. (A.D.R.)	1,472,366
52,700	U.S. Bancorp	1,392,861
	Total	$8,385,412

(c)	Securities lending collateral is managed by Credit Suisse AG, New York Branch.

	Various inputs are used in determining the value of the Portfolio’s
	investments. These inputs are summarized in the three broad
	levels listed below.
	Highest priority is given to Level 1 inputs and lowest priority
	is given to Level 3.
	Level 1 – quoted prices in active markets for identical securities
	Level 2 – other significant observable inputs (including quoted
	prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 – significant unobservable inputs (including the Portfolio’s
	own assumptions in determining fair value of investments)

	The following is a summary of the inputs used as of March
	31, 2011, in valuing the Portfolio’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$322,535,071	$-	$-	$322,535,071
Temporary Cash Investments	-	7,852,723	-	7,852,723
Money Market Mutual Funds	792,096	-	-	792,096
Total	$323,327,167	$7,852,723	$-	$331,179,890

	Pioneer Mid-Cap Value VCT Portfolio
	Schedule of Investments 3/31/2011 (unaudited)

Shares		Value
	COMMON STOCKS - 96.8%
	Energy - 11.9%
	Integrated Oil & Gas - 2.7%
68,900	Murphy Oil Corp.	$5,058,638
89,801	QEP Resources, Inc.	3,640,533
		$8,699,171
	Oil & Gas Drilling - 2.4%
61,500	Ensco Plc (A.D.R.) (b)	$3,557,160
128,880	Nabors Industries, Inc. *	3,915,374
		$7,472,534
	Oil & Gas Equipment & Services - 1.3%
69,500	Cameron International Corp. *	$3,968,450
	Oil & Gas Exploration & Production - 4.2%
44,935	Devon Energy Corp.	$4,123,685
51,590	Noble Affiliates, Inc.	4,986,174
168,500	Petrohawk Energy Corp. *	4,134,990
		$13,244,849
	Oil & Gas Refining & Marketing - 1.4%
147,345	Valero Energy Corp.	$4,393,828
	Total Energy	$37,778,832
	Materials - 4.7%
	Diversified Chemical - 0.9%
30,130	PPG Industries, Inc.	$2,868,677
	Metal & Glass Containers - 1.4%
146,790	Owens-Illinois, Inc. *	$4,431,590
	Paper Packaging - 1.3%
174,905	Temple-Inland, Inc.	$4,092,777
	Specialty Chemicals - 1.1%
69,500	Ecolab, Inc.	$3,545,890
	Total Materials	$14,938,934
	Capital Goods - 8.9%
	Aerospace & Defense - 2.5%
54,645	L-3 Communications Holdings, Inc.	$4,279,250
129,030	Textron, Inc. (b)	3,534,132
		$7,813,382
	Construction & Engineering - 1.2%
51,100	Fluor Corp.	$3,764,026
	Industrial Machinery - 5.2%
49,750	Crane Co.	$2,409,393
38,700	Eaton Corp.	2,145,528
93,700	Ingersoll-Rand Plc	4,526,647
55,830	Snap-On, Inc.	3,353,150
50,415	SPX Corp.	4,002,447
		$16,437,165
	Total Capital Goods	$28,014,573
	Commercial Services & Supplies - 2.7%
	Environmental & Facilities Services - 1.5%
157,000	Republic Services, Inc.	$4,716,280
	Human Resource & Employment Services - 1.2%
70,400	Towers Watson & Co.	$3,904,384
	Total Commercial Services & Supplies	$8,620,664
	Consumer Durables & Apparel - 3.6%
	Homebuilding - 1.6%
131,200	D.R. Horton, Inc. (b)	$1,528,480
184,075	Toll Brothers, Inc. *	3,639,163
		$5,167,643
	Household Appliances - 0.9%
31,800	Whirlpool Corp. *	$2,714,448
	Housewares & Specialties - 1.1%
54,976	Fortune Brands, Inc.	$3,402,465
	Total Consumer Durables & Apparel	$11,284,556
	Consumer Services - 1.6%
	Hotels, Resorts & Cruise Lines - 1.2%
117,150	Wyndham Worldwide Corp.	$3,726,542
	Restaurants - 0.4%
64,905	Jack In The Box, Inc. *	$1,472,045
	Total Consumer Services	$5,198,587
	Media - 2.1%
	Broadcasting - 1.5%
191,800	CBS Corp. (Class B)	$4,802,672
	Movies & Entertainment - 0.6%
36,502	Viacom, Inc. (Class B)	$1,698,073
	Total Media	$6,500,745
	Retailing - 1.8%
	Department Stores - 1.0%
57,700	Kohl's Corp.	$3,060,408
	Specialty Stores - 0.8%
136,500	Staples, Inc.	$2,650,830
	Total Retailing	$5,711,238
	Food, Beverage & Tobacco - 4.6%
	Distillers & Vintners - 1.3%
201,935	Constellation Brands, Inc. *	$4,095,242
	Packaged Foods & Meats - 3.3%
108,600	Campbell Soup Co.	$3,595,746
56,400	ConAgra, Inc.	1,339,500
143,110	Sara Lee Corp.	2,528,754
39,915	The J.M. Smucker Co.	2,849,532
		$10,313,532
	Total Food, Beverage & Tobacco	$14,408,774
	Household & Personal Products - 0.7%
	Household Products - 0.7%
29,700	Church & Dwight Co, Inc.	$2,356,398
	Total Household & Personal Products	$2,356,398
	Health Care Equipment & Services - 6.0%
	Health Care Equipment - 2.1%
63,900	Baxter International, Inc.	$3,435,903
81,700	Medtronic, Inc. *	3,214,895
		$6,650,798
	Managed Health Care - 3.9%
74,973	Aetna, Inc.	$2,806,239
104,800	CIGNA Corp.	4,640,544
70,015	Humana, Inc. *	4,896,849
		$12,343,632
	Total Health Care Equipment & Services	$18,994,430
	Pharmaceuticals & Biotechnology - 2.7%
	Life Sciences Tools & Services - 1.1%
61,090	Thermo Fisher Scientific, Inc. *	$3,393,550
	Pharmaceuticals - 1.6%
103,615	Forest Laboratories, Inc. *	$3,346,765
74,515	Mylan, Inc. *	1,688,510
		$5,035,275
	Total Pharmaceuticals & Biotechnology	$8,428,825
	Banks - 7.4%
	Diversified Banks - 1.4%
115,090	Comerica, Inc.	$4,226,105
	Regional Banks - 6.0%
113,035	Associated Banc-Corp (b)	$1,678,570
70,800	CIT Group, Inc. *	3,012,540
440,124	KeyCorp	3,908,301
54,350	PNC Bank Corp.	3,423,507
1,127,130	Popular, Inc. *	3,279,948
129,200	SunTrust Banks, Inc.	3,726,128
		$19,028,994
	Total Banks	$23,255,099
	Diversified Financials - 5.7%
	Asset Management & Custody Banks - 1.6%
97,660	Northern Trust Corp.	$4,956,245
	Investment Banking & Brokerage - 1.8%
71,500	Morgan Stanley	$1,953,380
182,700	TD Ameritrade Holding Corp.	3,812,949
		$5,766,329
	Specialized Finance - 2.3%
214,880	Moody's Corp. (b)	$7,286,581
	Total Diversified Financials	$18,009,155
	Insurance - 7.4%
	Life & Health Insurance - 3.4%
147,500	Lincoln National Corp.	$4,430,900
243,194	Unum Group	6,383,843
		$10,814,743
	Multi-Line Insurance - 1.0%
117,205	Hartford Financial Services Group, Inc.	$3,156,331
	Property & Casualty Insurance - 2.1%
120,000	Allstate Corp.	$3,813,600
79,215	Axis Capital Holdings, Ltd.	2,766,188
		$6,579,788
	Reinsurance - 0.9%
41,992	Renaissancere Holdings, Ltd.	$2,897,028
	Total Insurance	$23,447,890
	Real Estate - 6.2%
	Industrial Real Estate Investment Trusts - 0.6%
124,973	First Potomac Realty Trust	$1,968,325
	Mortgage Real Estate Investment Trusts - 0.9%
166,360	Annaly Capital Management, Inc.	$2,902,982
	Office Real Estate Investment Trusts - 3.1%
12,841	Boston Properties, Inc.	$1,217,969
89,934	Douglas Emmett, Inc. (b)	1,686,263
164,400	Duke Realty Investments, Inc.	2,303,244
69,103	Kilroy Realty Corp.	2,683,269
56,200	Mack-Cali Realty Corp.	1,905,180
		$9,795,925
	Residential Real Estate Investment Trusts - 0.5%
47,400	American Campus Communities, Inc.	$1,564,200
	Specialized Real Estate Investment Trusts - 1.1%
196,105	Host Hotels & Resorts, Inc.	$3,453,409
	Total Real Estate	$19,684,841
	Software & Services - 2.5%
	Application Software - 1.4%
372,507	Compuware Corp. *	$4,302,456
	Data Processing & Outsourced Services - 1.1%
73,633	Computer Sciences Corp. *	$3,588,136
	Total Software & Services	$7,890,592
	Technology Hardware & Equipment - 3.5%
	Computer Storage & Peripherals - 1.2%
102,100	Western Digital Corp. *	$3,807,309
	Office Electronics - 1.4%
423,605	Xerox Corp.	$4,511,393
	Technology Distributors - 0.9%
125,400	Ingram Micro, Inc. *	$2,637,162
	Total Technology Hardware & Equipment	$10,955,864
	Semiconductors - 2.7%
	Semiconductor Equipment - 1.2%
82,500	ASM Lithography Holdings NV (A.D.R.)	$3,671,250
	Semiconductors - 1.5%
79,345	Analog Devices, Inc.	$3,124,606
139,300	Micron Technology, Inc. *	1,596,378
		$4,720,984
	Total Semiconductors	$8,392,234
	Telecommunication Services - 2.3%
	Integrated Telecommunication Services - 1.4%
102,620	CenturyLink, Inc. (b)	$4,263,861
	Wireless Telecommunication Services - 0.9%
71,100	NII Holdings, Inc. *	$2,962,737
	Total Telecommunication Services	$7,226,598
	Utilities - 7.9%
	Electric Utilities - 3.7%
121,260	DPL, Inc.	$3,323,737
75,100	Exelon Corp.	3,097,124
18,875	FirstEnergy Corp. (b)	700,074
185,460	PPL Corp.	4,692,138
		$11,813,073
	Multi-Utilities - 4.2%
140,130	Ameren Corp.	$3,933,449
172,375	CMS Energy Corp.	3,385,445
89,835	Consolidated Edison, Inc.	4,556,431
22,950	Sempra Energy	1,227,825
		$13,103,150
	Total Utilities	$24,916,223
	TOTAL COMMON STOCKS	$306,015,052
	(Cost $254,872,818)
Principal
Amount ($)
	TEMPORARY CASH INVESTMENTS - 5.3%
	Securities Lending Collateral - 5.3% (c)
	Certificates of Deposit:
481,750	Bank of Nova Scotia, 0.31%, 9/29/11	$481,750
337,225	BBVA Group NY, 1.05%, 7/26/11	337,225
481,750	BNP Paribas Bank NY, 0.34%, 5/9/11	481,750
481,750	Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11	481,750
481,750	DnB NOR Bank ASA NY, 0.24%, 6/7/11	481,750
240,865	National Australia Bank NY, 0.32%, 10/19/11	240,865
481,750	Nordea NY, 0.3%, 4/13/11	481,750
481,750	RoboBank Netherland NV NY, 0.33%, 8/8/11	481,750
481,750	Royal Bank of Canada NY, 0.38%, 12/2/11	481,750
481,750	Skandinav Enskilda Bank NY, 0.38%, 6/7/11	481,750
240,880	SOCGEN NY, 0.25%, 4/11/11	240,880
192,700	SOCGEN NY, 0.37%, 6/10/11	192,700
481,750	Svenska NY, 0.28%, 5/12/11	481,750
481,750	Westpac Banking Corp. NY, 0.38%, 12/6/11	481,750
		$5,829,170
	Commercial Paper:
192,700	American Honda Finance, 0.35%, 1/11/12	$192,700
193,032	American Honda Finance, 1.06%, 6/20/11	193,032
176,696	Australia & New Zealand Banking Group, 0.91%, 8/4/11	176,696
192,588	BBVLON, 0.55%, 5/9/11	192,588
288,981	BBVLON, 0.43%, 4/21/11	288,981
481,469	BCSFUN, 0.25%, 6/24/11	481,469
433,416	CBAPP, 0.26%, 5/23/11	433,416
489,831	Caterpillar Financial Services Corp., 1.06%, 6/24/11	489,831
481,767	Federal Home Loan Bank, 0.31%, 6/1/11	481,767
48,167	General Electric Capital Corp., 0.39%, 6/6/11	48,167
240,894	General Electric Capital Corp., 0.39%, 4/28/11	240,894
385,293	HSBC, 0.25%, 5/11/11	385,293
231,428	JPMorgan Chase & Co., 0.43%, 12/21/11	231,428
168,876	JPMorgan Chase & Co., 1.06%, 6/13/11	168,876
240,775	NABPP, 0.25%, 6/1/11	240,775
385,088	NORDNA, 0.27%, 7/18/11	385,088
385,376	PARFIN, 0.23%, 4/11/11	385,376
240,598	SANCPU, 0.68%, 6/1/11	240,598
289,029	SANCPU, 0.44%, 4/7/11	289,029
288,599	SANCPU, 0.73%, 6/17/11	288,599
240,843	SOCNAM, 0.37%, 4/14/11	240,843
240,796	SOCNAM, 0.37%, 5/3/11	240,796
481,750	Toyota Motor Credit Corp., 0.38%, 9/8/11	481,750
289,009	VARFUN, 0.27%, 4/20/11	289,009
144,678	Wachovia, 0.46%, 3/1/12	144,678
192,786	Wachovia, 0.43%, 10/15/11	192,786
96,426	Wells Fargo & Co., 0.39%, 1/24/12	96,426
		$7,520,891
	Tri-party Repurchase Agreements:
247,013	Barclays Capital Plc, 0.12%, 4/1/11	$247,013
963,501	HSBC Bank USA NA, 0.13%, 4/1/11	963,501
722,625	RBS Securities, Inc., 0.12%, 4/1/11	722,625
		$1,933,139
Shares	Money Market Mutual Funds:
770,800	Dreyfus Preferred Money Market Fund	$770,800
770,800	Fidelity Prime Money Market Fund	770,800
		$1,541,600
	Total Securities Lending Collateral	$16,824,800
	TOTAL TEMPORARY CASH INVESTMENTS	$16,824,800
	(Cost $16,824,800)
	TOTAL INVESTMENT IN SECURITIES - 102.1%	$322,839,852
	(Cost $271,697,618)(a)
	OTHER ASSETS AND LIABILITIES - (2.1) %	$(6,638,025)
	TOTAL NET ASSETS - 100.0%	$316,201,827

(A.D.R.)	American Depositary Receipt

*	Non-income producing security.

(a)	At March 31, 2011, the net unrealized gain on investments based on
	cost for federal income tax purposes of $273,704,174 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$51,007,253

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(1,871,575)

	Net unrealized gain	$49,135,678

(b)	At March 31, 2011, the following securities were out on loan:

Shares	Security	Value
60,000	Associated Banc-Corp	$891,000
72,500	CenturyLink, Inc.	3,012,375
17,000	D.R. Horton, Inc.	198,050
71,000	Douglas Emmett, Inc.	1,331,250
28,900	Ensco Plc (A.D.R.)	1,671,576
5,200	FirstEnergy Corp.	192,868
26,400	Molson Coors Brewing Co. (Class B) +	1,237,896
126,700	Moody's Corp.	4,296,397
127,700	Textron, Inc.	3,497,703
	Total	$16,329,115

+	Represents a pending sale at March 31, 2011.

(c)	Securities lending collateral is managed by Credit Suisse AG, New York Branch.

	Various inputs are used in determining the value of the Portfolio’s
	investments. These inputs are summarized in the three broad
	levels listed below.
	Highest priority is given to Level 1 inputs and lowest priority
	is given to Level 3.
	Level 1 – quoted prices in active markets for identical securities
	Level 2 – other significant observable inputs (including quoted
	prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 – significant unobservable inputs (including the Portfolio’s
	own assumptions in determining fair value of investments)

	The following is a summary of the inputs used as of March
	31, 2011, in valuing the Portfolio’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$306,015,052	$-	$-	$306,015,052
Temporary Cash Investments	-	15,283,200	-	15,283,200
Money Market Mutual Funds	1,541,600	-	-	1,541,600
Total	$307,556,652	$15,283,200	$-	$322,839,852

	Pioneer Equity-Income VCT Portfolio
	Schedule of Investments 3/31/11 (unaudited)

Shares		Value

	COMMON STOCKS - 99.5%
	Energy - 13.0%
	Integrated Oil & Gas - 8.0%
27,640	Chevron Corp.	$2,969,365
31,092	ConocoPhillips, Inc.	2,483,007
80,218	Marathon Oil Corp.	4,276,422
73,073	QEP Resources, Inc.	2,962,379
		$12,691,173
	Oil & Gas Drilling - 1.6%
37,553	Helmerich & Payne, Inc.	$2,579,516
	Oil & Gas Exploration & Production - 2.1%
68,583	EQT Corp.	$3,422,292
	Oil & Gas Storage & Transporation - 1.3%
77,154	Spectra Energy Corp.	$2,097,046
	Total Energy	$20,790,027
	Materials - 8.8%
	Diversified Chemical - 1.7%
50,851	E.I. du Pont de Nemours & Co.	$2,795,279
	Diversified Metals & Mining - 2.4%
40,289	Compass Minerals International, Inc.	$3,768,230
	Paper Packaging - 0.7%
29,996	Sonoco Products Co.	$1,086,755
	Specialty Chemicals - 4.0%
22,745	Ecolab, Inc.	$1,160,450
132,954	Valspar Corp.	5,198,501
		$6,358,951
	Total Materials	$14,009,215
	Capital Goods - 9.4%
	Aerospace & Defense - 2.6%
2,682	Huntington Ingalls Industries, Inc. *	$111,303
13,725	Lockheed Martin Corp.	1,103,490
16,094	Northrop Grumman Corp.	1,009,255
22,840	United Technologies Corp.	1,933,406
		$4,157,454
	Construction & Farm Machinery & Heavy Trucks - 1.0%
45,298	Trinity Industries, Inc.	$1,661,078
	Electrical Component & Equipment - 2.8%
76,945	Emerson Electric Co.	$4,495,896
	Industrial Machinery - 3.0%
27,197	Gorman-Rupp Co.	$1,071,290
28,519	Snap-On, Inc.	1,712,851
36,846	The Timken Co.	1,927,046
		$4,711,187
	Total Capital Goods	$15,025,615
	Commercial Services & Supplies - 1.1%
	Office Services & Supplies - 1.1%
47,791	Mine Safety Appliances Co.	$1,752,496
	Total Commercial Services & Supplies	$1,752,496
	Transportation - 1.1%
	Railroads - 1.1%
12,511	CSX Corp.	$983,365
12,027	Norfolk Southern Corp.	833,110
		$1,816,475
	Total Transportation	$1,816,475
	Automobiles & Components - 3.3%
	Auto Parts & Equipment - 3.3%
128,453	Johnson Controls, Inc.	$5,339,791
	Total Automobiles & Components	$5,339,791
	Consumer Durables & Apparel - 1.6%
	Apparel, Accessories & Luxury Goods - 1.6%
25,494	VF Corp. (b)	$2,511,924
	Total Consumer Durables & Apparel	$2,511,924
	Consumer Services - 1.3%
	Leisure Facilities - 1.3%
111,097	Cedar Fair, L.P.	$2,133,062
	Total Consumer Services	$2,133,062
	Media - 0.7%
	Publishing - 0.7%
29,951	Reed Elsevier Plc	$1,037,503
	Total Media	$1,037,503
	Retailing - 2.4%
	Distributors - 1.4%
41,601	Genuine Parts Co.	$2,231,478
	Home Improvement Retail - 1.0%
60,352	Lowe's Companies, Inc.	$1,595,103
	Total Retailing	$3,826,581
	Food & Drug Retailing - 0.8%
	Food Distributors - 0.8%
45,192	Sysco Corp.	$1,251,818
	Total Food & Drug Retailing	$1,251,818
	Food, Beverage & Tobacco - 8.1%
	Packaged Foods & Meats - 8.1%
23,483	Campbell Soup Co.	$777,522
47,651	General Mills, Inc.	1,741,644
87,580	H.J. Heinz Co., Inc.	4,275,656
53,134	Hershey Foods Corp. (b)	2,887,833
130,507	Sara Lee Corp.	2,306,059
12,464	The J.M. Smucker Co.	889,805
		$12,878,519
	Total Food, Beverage & Tobacco	$12,878,519
	Household & Personal Products - 2.5%
	Household Products - 2.5%
28,090	Clorox Co.	$1,968,266
25,164	Colgate-Palmolive Co.	2,032,245
		$4,000,511
	Total Household & Personal Products	$4,000,511
	Health Care Equipment & Services - 3.5%
	Health Care Equipment - 3.5%
37,428	Baxter International, Inc.	$2,012,504
22,936	Becton, Dickinson & Co.	1,826,164
153,332	Smith & Nephew Plc	1,736,721
		$5,575,389
	Total Health Care Equipment & Services	$5,575,389
	Pharmaceuticals & Biotechnology - 5.8%
	Pharmaceuticals - 5.8%
45,523	Abbott Laboratories, Inc.	$2,232,903
80,499	Bristol-Myers Squibb Co.	2,127,589
41,776	Eli Lilly & Co.	1,469,262
56,568	Merck & Co., Inc.	1,867,310
75,785	Pfizer, Inc.	1,539,193
		$9,236,257
	Total Pharmaceuticals & Biotechnology	$9,236,257
	Banks - 5.4%
	Diversified Banks - 2.8%
110,546	U.S. Bancorp	$2,921,731
48,016	Wells Fargo & Co.	1,522,107
		$4,443,838
	Regional Banks - 2.2%
27,291	PNC Bank Corp.	$1,719,060
65,035	SunTrust Banks, Inc.	1,875,609
		$3,594,669
	Thrifts & Mortgage Finance - 0.4%
37,629	New York Community Bancorp, Inc. (b)	$649,477
	Total Banks	$8,687,984
	Diversified Financials - 2.6%
	Asset Management & Custody Banks - 1.8%
25,615	Northern Trust Corp.	$1,299,961
50,656	The Bank of New York Mellon Corp.	1,513,095
		$2,813,056
	Consumer Finance - 0.8%
29,192	American Express Co.	$1,319,478
	Total Diversified Financials	$4,132,534
	Insurance - 5.4%
	Life & Health Insurance - 1.1%
34,226	Aflac, Inc.	$1,806,448
	Property & Casualty Insurance - 4.3%
60,880	Chubb Corp.	$3,732,553
38,283	Cincinnati Financial Corp. (b)	1,255,682
31,503	The Travelers Companies, Inc.	1,873,798
		$6,862,033
	Total Insurance	$8,668,481
	Real Estate - 1.7%
	Office Real Estate Investment Trust - 0.7%
14,067	Alexandria Real Estate Equities, Inc.	$1,096,804
	Specialized Real Estate Investment Trust - 1.0%
37,262	Nationwide Health Properties, Inc.	$1,584,753
	Total Real Estate	$2,681,557
	Software & Services - 0.5%
	Data Processing & Outsourced Services - 0.5%
14,990	Automatic Data Processing, Inc.	$769,137
	Total Software & Services	$769,137
	Technology Hardware & Equipment - 0.6%
	Computer Hardware - 0.6%
25,214	Hewlett-Packard Co.	$1,033,018
	Total Technology Hardware & Equipment	$1,033,018
	Semiconductors - 5.3%
	Semiconductor Equipment - 0.4%
44,701	Applied Materials, Inc.	$698,230
	Semiconductors - 4.9%
59,688	Analog Devices, Inc.	$2,350,513
65,743	Intel Corp.	1,326,036
74,151	Microchip Technology, Inc. (b)	2,818,480
40,870	Xilinx, Inc.	1,340,536
		$7,835,565
	Total Semiconductors	$8,533,795
	Telecommunication Services - 3.8%
	Integrated Telecommunication Services - 3.8%
45,054	AT&T Corp.	$1,378,652
65,088	CenturyLink, Inc. (b)	2,704,406
12,099	Frontier Communications Corp.	99,454
50,405	Verizon Communications, Inc.	1,942,609
		$6,125,121
	Total Telecommunication Services	$6,125,121
	Utilities - 10.6%
	Electric Utilities - 3.0%
58,120	American Electric Power Co., Inc.	$2,042,337
30,533	DPL, Inc.	836,910
50,617	Southern Co.	1,929,014
		$4,808,261
	Gas Utilities - 3.5%
58,861	AGL Resources, Inc.	$2,345,022
19,269	National Fuel Gas Co.	1,425,906
103,443	Questar Corp.	1,805,080
		$5,576,008
	Multi-Utilities - 3.6%
41,684	Consolidated Edison, Inc.	$2,114,212
78,807	NSTAR, Inc. (b)	3,646,400
		$5,760,612
	Water Utilities - 0.5%
27,134	American Water Works Co., Inc.	$761,108
	Total Utilities	$16,905,989
	TOTAL COMMON STOCKS
	(Cost $106,837,060)	$158,722,799
Principal
Amount ($)
	TEMPORARY CASH INVESTMENTS -7.7%
	Securities Lending Collateral - 7.7% (c)
	Certificates of Deposit:
350,836	Bank of Nova Scotia, 0.31%, 9/29/11	$350,836
245,585	BBVA Group NY, 1.05%, 7/26/11	245,585
350,836	BNP Paribas Bank NY, 0.34%, 5/9/11	350,836
350,836	Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11	350,836
350,836	DnB NOR Bank ASA NY, 0.24%, 6/7/11	350,836
175,410	National Australia Bank NY, 0.32%, 10/19/11	175,410
350,836	Nordea NY, 0.3%, 4/13/11	350,836
350,836	RoboBank Netherland NV NY, 0.33%, 8/8/11	350,836
350,836	Royal Bank of Canada NY, 0.38%, 12/2/11	350,836
350,836	Skandinav Enskilda Bank NY, 0.38%, 6/7/11	350,836
175,418	SOCGEN NY, 0.25%, 4/11/11	175,418
140,334	SOCGEN NY, 0.37%, 6/10/11	140,334
350,836	Svenska NY, 0.28%, 5/12/11	350,836
350,836	Westpac Banking Corp. NY, 0.38%, 12/6/11	350,836
		$4,245,107
	Commercial Paper:
140,334	American Honda Finance, 0.35%, 1/11/12	$140,334
140,576	American Honda Finance, 1.06%, 6/20/11	140,576
128,679	Australia & New Zealand Banking Group, 0.91%, 8/4/11	128,679
140,253	BBVLON, 0.55%, 5/9/11	140,253
210,451	BBVLON, 0.43%, 4/21/11	210,451
350,631	BCSFUN, 0.25%, 6/24/11	350,631
315,636	CBAPP, 0.26%, 5/23/11	315,636
356,721	Caterpillar Financial Services Corp., 1.06%, 6/24/11	356,721
350,848	Federal Home Loan Bank, 0.31%, 6/1/11	350,848
35,078	General Electric Capital Corp., 0.39%, 6/6/11	35,078
175,432	General Electric Capital Corp., 0.39%, 4/28/11	175,432
280,591	HSBC, 0.25%, 5/11/11	280,591
168,538	JPMorgan Chase & Co., 0.43%, 12/21/11	168,538
122,984	JPMorgan Chase & Co., 1.06%, 6/13/11	122,984
175,345	NABPP, 0.25%, 6/1/11	175,345
280,441	NORDNA, 0.27%, 7/18/11	280,441
280,651	PARFIN, 0.23%, 4/11/11	280,651
175,216	SANCPU, 0.68%, 6/1/11	175,216
210,486	SANCPU, 0.44%, 4/7/11	210,486
210,173	SANCPU, 0.73%, 6/17/11	210,173
175,395	SOCNAM, 0.37%, 4/14/11	175,395
175,360	SOCNAM, 0.37%, 5/3/11	175,360
350,836	Toyota Motor Credit Corp., 0.38%, 9/8/11	350,836
210,471	VARFUN, 0.27%, 4/20/11	210,471
105,362	Wachovia, 0.46%, 3/1/12	105,362
140,397	Wachovia, 0.43%, 10/15/11	140,397
70,223	Wells Fargo & Co., 0.39%, 1/24/12	70,223
		$5,477,108
	Tri-party Repurchase Agreements:
179,888	Barclays Capital Plc, 0.12%, 4/1/11	$179,888
701,672	HSBC Bank USA NA, 0.13%, 4/1/11	701,672
526,254	RBS Securities, Inc., 0.12%, 4/1/11	526,254
		$1,407,814
Shares	Money Market Mutual Funds:
561,334	Dreyfus Preferred Money Market Fund	$561,334
561,337	Fidelity Prime Money Market Fund	561,337
		$1,122,671
	Total Securities Lending Collateral	$12,252,700
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $12,252,700)	$12,252,700

	TOTAL INVESTMENT IN SECURITIES - 107.2%
	(Cost $119,089,760) (a)	$170,975,499

	OTHER ASSETS AND LIABILITIES - (7.2)%	$(11,442,698)

	TOTAL NET ASSETS - 100.0%	$159,532,801

*	Non-Income producing security.

(a)	At March 31, 2011, the net unrealized loss on investments based on
	cost for federal Income tax purposes of $119,089,760 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$53,359,485

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(1,473,746)

	Net unrealized gain	$51,885,739

(b)	At March 31, 2011, the following securities were out on loan:

Shares	Description	Value
61,200	CenturyLink, Inc.	$2,616,600
1,700	Cincinnati Financial Corp.	57,375
20,000	Hershey Foods Corp.	1,120,000
73,400	Microchip Technology, Inc.	2,862,600
23,500	New York Community Bancorp, Inc.	417,125
59,400	NSTAR, Inc.	2,806,650
25,100	VF Corp.	2,541,375
	Total	$12,421,725

(c)	Securities lending collateral is managed by Credit Suisse AG, New York Branch.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$158,722,799	$-	$-	$158,722,799
Temporary Cash Investments	-	11,130,029	-	11,130,029
Money Market Mutual Funds	1,122,671	-	-	1,122,671
Total	$159,845,470	$11,130,029	$-	$170,975,499

	Pioneer Real Estate Shares VCT Portfolio
	Schedule of Investments 03/31/2011

Shares		Value

	COMMON STOCKS - 98.3%
	Consumer Services - 2.7%
	Hotels, Resorts & Cruise Lines - 2.7%
24,300	Pebblebrook Hotel Trust	$538,245
14,400	Starwood Hotels & Resorts Worldwide, Inc.	836,928
		$1,375,173
	Total Consumer Services	$1,375,173
	Real Estate - 95.6%
	Diversified Real Estate Investment Trusts - 8.6%
14,454	American Assets Trust, Inc.	$307,437
4,700	Excel Trust, Inc.	55,413
40,200	Liberty Property Trust (b)	1,322,580
32,000	Retail Opportunity Investment Corp.	350,080
27,000	Vornado Realty Trust	2,362,500
		$4,398,010
	Industrial Real Estate Investment Trusts - 7.0%
35,500	AMB Property Corp.	$1,276,935
103,200	DCT Industrial Trust, Inc.	572,760
41,900	Dupont Fabros Technology, Inc. (b)	1,016,075
46,400	First Potomac Realty Trust	730,800
		$3,596,570
	Office Real Estate Investment Trusts - 13.5%
9,600	Alexandria Real Estate Equities, Inc.	$748,512
45,300	BioMed Property Trust, Inc.	861,606
27,500	Boston Properties, Inc.	2,608,375
10,300	Coresite Realty Corp.	163,152
6,500	Corporate Office Properties Trust	234,910
9,100	Digital Realty Trust, Inc. (b)	529,074
35,200	Kilroy Realty Corp.	1,366,816
21,600	Piedmont Office Realty Trust, Inc. (b)	419,256
		$6,931,701
	Real Estate Operating Companies - 0.8%
21,800	Brookfield Properties Corp.	$386,296
	Residential Real Estate Investment Trusts - 17.9%
7,500	American Campus Communities, Inc.	$247,500
21,500	AvalonBay Communities, Inc. *	2,581,720
22,600	Camden Property Trust *	1,284,132
23,400	Campus Crest Communities, Inc.	276,822
9,100	Equity Lifestyle Properties, Inc.	524,615
67,000	Equity Residential Property Trust	3,779,470
3,900	Essex Property Trust, Inc. (b)	483,600
		$9,177,859
	Retail Real Estate Investment Trusts - 23.5%
54,600	Developers Diversified Realty Corp. (b)	$764,400
19,100	Federal Realty Investment Trust	1,557,796
76,400	Kite Realty Group Trust	405,684
20,400	National Retail Properties, Inc. (b)	533,052
29,600	Ramco-Gershenson Properties Trust	370,888
4,300	Realty Income Corp. (b)	150,285
29,400	Regency Centers Corp. (b)	1,278,312
46,700	Simon Property Group, Inc.	5,004,372
4,200	Taubman Centers, Inc.	225,036
35,400	The Macerich Co. (b)	1,753,362
		$12,043,187
	Specialized Real Estate Investment Trusts - 24.3%
19,400	Entertainment Properties Trust	$908,308
62,800	Extra Space Storage, Inc.	1,300,588
57,700	HCP Inc.	2,189,138
10,300	HealthCare REIT, Inc. (b)	540,132
106,300	Host Hotels & Resorts, Inc.	1,871,943
47,200	Nationwide Health Properties, Inc.	2,007,416
47,000	Omega Healthcare Investors, Inc.	1,049,980
23,000	Public Storage, Inc.	2,550,930
		$12,418,435
	Total Real Estate	$48,952,058
	TOTAL COMMON STOCKS
	(Cost $21,400,724)	$50,327,231

Principal	TEMPORARY CASH INVESTMENTS - 16.6%	Value
Amount ($)	Securities Lending Collateral - 16.6% (c)
	Certificates of Deposit:
242,896	Bank of Nova Scotia, 0.31%, 9/29/11	$242,896
170,027	BBVA Group NY, 1.05%, 7/26/11	170,027
242,896	BNP Paribas Bank NY, 0.34%, 5/9/11	242,896
242,896	Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11	242,896
242,896	DnB NOR Bank ASA NY, 0.24%, 6/7/11	242,896
121,443	National Australia Bank NY, 0.32%, 10/19/11	121,443
242,896	Nordea NY, 0.3%, 4/13/11	242,896
242,896	RoboBank Netherland NV NY, 0.33%, 8/8/11	242,896
242,896	Royal Bank of Canada NY, 0.38%, 12/2/11	242,896
242,896	Skandinav Enskilda Bank NY, 0.38%, 6/7/11	242,896
121,448	SOCGEN NY, 0.25%, 4/11/11	121,448
97,159	SOCGEN NY, 0.37%, 6/10/11	97,159
242,896	Svenska NY, 0.28%, 5/12/11	242,896
242,896	Westpac Banking Corp. NY, 0.38%, 12/6/11	242,896
		$2,939,037
	Commercial Paper:
97,159	American Honda Finance, 0.35%, 1/11/12	$97,159
97,326	American Honda Finance, 1.06%, 6/20/11	97,326
89,089	Australia & New Zealand Banking Group, 0.91%, 8/4/11	89,089
97,102	BBVLON, 0.55%, 5/9/11	97,102
145,703	BBVLON, 0.43%, 4/21/11	145,703
242,755	BCSFUN, 0.25%, 6/24/11	242,755
218,526	CBAPP, 0.26%, 5/23/11	218,526
246,971	Caterpillar Financial Services Corp., 1.06%, 6/24/11	246,971
242,905	Federal Home Loan Bank, 0.31%, 6/1/11	242,905
24,286	General Electric Capital Corp., 0.39%, 6/6/11	24,286
121,458	General Electric Capital Corp., 0.39%, 4/28/11	121,458
194,263	HSBC, 0.25%, 5/11/11	194,263
116,685	JPMorgan Chase & Co., 0.43%, 12/21/11	116,685
85,147	JPMorgan Chase & Co., 1.06%, 6/13/11	85,147
121,398	NABPP, 0.25%, 6/1/11	121,398
194,160	NORDNA, 0.27%, 7/18/11	194,160
194,305	PARFIN, 0.23%, 4/11/11	194,305
121,308	SANCPU, 0.68%, 6/1/11	121,308
145,727	SANCPU, 0.44%, 4/7/11	145,727
145,510	SANCPU, 0.73%, 6/17/11	145,510
121,432	SOCNAM, 0.37%, 4/14/11	121,432
121,408	SOCNAM, 0.37%, 5/3/11	121,408
242,896	Toyota Motor Credit Corp., 0.38%, 9/8/11	242,896
145,717	VARFUN, 0.27%, 4/20/11	145,717
72,946	Wachovia, 0.46%, 3/1/12	72,946
97,202	Wachovia, 0.43%, 10/15/11	97,202
48,618	Wells Fargo & Co., 0.39%, 1/24/12	48,618
		$3,792,002
	Tri-party Repurchase Agreements:
124,543	Barclays Capital Plc, 0.12%, 4/1/11	$124,543
485,793	HSBC Bank USA NA, 0.13%, 4/1/11	485,793
364,344	RBS Securities, Inc., 0.12%, 4/1/11	364,344
		$974,680
Shares	Money Market Mutual Funds:
388,634	Dreyfus Preferred Money Market Fund	$388,634
388,634	Fidelity Prime Money Market Fund	388,634
		$777,268
	Total Securities Lending Collateral	$8,482,987
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $8,482,987)	$8,482,987
	TOTAL INVESTMENT IN SECURITIES - 114.9%
	(Cost $33,328,116) (a)	$58,810,218
	OTHER ASSETS AND LIABILITIES - (14.9) %	$(7,622,953)
	TOTAL NET ASSETS - 100.0%	$51,187,265

*	Non-income producing security.

(a)	At March 31, 2011, the net unrealized gain on investments based on
	cost for federal income tax purposes of $34,718,704 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$24,150,898

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(59,384)

	Net unrealized gain	$24,091,514

(b)	At March 31, 2011, the following securities were out on loan:

Shares	Description	Value
5,500	Developers Diversified Realty Corp.	$79,750
8,900	Digital Realty Trust, Inc.	522,875
41,400	Dupont Fabros Technology, Inc.	1,024,650
3,850	Essex Property Trust, Inc.	479,325
9,000	HealthCare REIT, Inc.	481,500
35,000	Liberty Property Trust	1,163,750
31,000	The Macerich Co.	1,550,000
20,000	National Retail Properties, Inc.	530,000
20,200	Piedmont Office Realty Trust, Inc.	398,950
4,000	Realty Income Corp.	143,000
29,100	Regency Centers Corp.	1,287,675
	Total	$7,661,475

(c)	Securities lending collateral is managed by Credit Suisse AG, New York Branch.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (Including the Portfolio’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Portfolio’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$50,327,231	$-	$-	$50,327,231
Temporary Cash Investments	-	7,705,719	-	7,705,719
Money Market Mutual Funds	777,268	-	-	777,268
Total	$51,104,499	$7,705,719	$-	$58,810,218

	Pioneer Growth Opportunities VCT
	Schedule of Investments 3/31/11 (unaudited)

Shares		Value

	COMMON STOCKS - 94.7%
	Energy - 5.3%
	Oil & Gas Equipment & Services - 0.7%
124,800	Geokinetics, Inc. *	$1,050,816
	Oil & Gas Exploration & Production - 3.7%
47,241	Carrizo Oil & Gas, Inc. *	$1,744,610
89,500	GMX Resources, Inc. *	552,215
53,900	Petrohawk Energy Corp. *	1,322,706
22,100	Whiting Petroleum Corp. *	1,623,245
		$5,242,776
	Oil & Gas Refining & Marketing - 0.9%
60,600	CVR Energy, Inc. *	$1,403,496
	Total Energy	$7,697,088
	Materials - 1.9%
	Diversified Metals & Mining - 1.0%
67,400	Globe Specialty Metals, Inc.	$1,534,024
	Precious Metals & Minerals - 0.9%
58,100	Stillwater Mining Co. *	$1,332,233
	Total Materials	$2,866,257
	Capital Goods - 12.1%
	Aerospace & Defense - 5.8%
38,000	DigitalGlobe, Inc. *	$1,065,140
83,500	Hexcel Corp. *	1,644,115
80,542	Key Holding Corp. *	989,056
155,446	Orbital Sciences Corp. *	2,941,038
23,878	TransDigm Group, Inc. *	2,001,693
		$8,641,042
	Building Products - 1.0%
42,300	Owens Corning, Inc. *	$1,522,377
	Construction & Engineering - 2.5%
49,500	KBR, Inc.	$1,869,615
74,815	MYR Group, Inc. * (b)	1,789,575
		$3,659,190
	Electrical Component & Equipment - 1.3%
32,600	Polypore International, Inc. * (b)	$1,877,108
	Industrial Machinery - 0.8%
51,900	Altra Holdings, Inc. *	$1,225,878
	Trading Companies & Distributors - 0.7%
39,400	Titan Machinery, Inc. * (b)	$994,850
	Total Capital Goods	$17,920,445
	Commercial Services & Supplies - 4.5%
	Diversified Support Services - 1.0%
34,952	Copart, Inc. *	$1,514,470
	Human Resource & Employment Services - 1.1%
175,800	On Assignment, Inc. *	$1,663,068
	Office Services & Supplies - 0.7%
54,100	Sykes Enterprises, Inc. *	$1,069,557
	Research & Consulting Services - 1.7%
29,500	Acacia Research Corp. *	$1,009,490
22,300	CoStar Group, Inc. * (b)	1,397,764
		$2,407,254
	Total Commercial Services & Supplies	$6,654,349
	Transportation - 3.0%
	Air Freight & Couriers - 0.8%
57,300	UTI Worldwide, Inc.	$1,155,741
	Airlines - 1.0%
33,200	Allegiant Travel Co.	$1,454,492
	Trucking - 1.2%
130,500	Swift Transportation Co. *	$1,918,350
	Total Transportation	$4,528,583
	Consumer Durables & Apparel - 4.1%
	Apparel, Accessories & Luxury Goods - 2.0%
39,000	Carter's, Inc. *	$1,116,570
22,800	The Warnaco Group, Inc. *	1,303,932
14,472	Vera Bradley, Inc. * (b)	610,863
		$3,031,365
	Footwear - 0.6%
10,000	Deckers Outdoor Corp. *	$861,500
	Housewares & Specialties - 1.0%
24,300	Tupperware Brands Corp.	$1,450,953
	Leisure Products - 0.5%
174,300	Leapfrog Enterprises, Inc. *	$752,976
	Total Consumer Durables & Apparel	$6,096,794
	Media - 1.1%
	Movies & Entertainment - 1.1%
85,361	Cinemark Holdings, Inc.	$1,651,735
	Total Media	$1,651,735
	Retailing - 3.3%
	Apparel Retail - 2.4%
58,000	Citi Trends, Inc. *	$1,292,820
60,700	Express, Inc. * (b)	1,186,078
33,800	Urban Outfitters Inc. *	1,008,254
		$3,487,152
	Automotive Retail - 0.6%
27,350	Monro Muffler Brake, Inc. (b)	$902,003
	Internet Retail - 0.3%
83,701	Vitacost.com, Inc. * (b)	$433,571
	Total Retailing	$4,822,726
	Food, Beverage & Tobacco - 0.9%
	Packaged Foods & Meats - 0.9%
21,800	Green Mountain Coffee Roasters, Inc. * (b)	$1,408,498
	Total Food, Beverage & Tobacco	$1,408,498
	Health Care Equipment & Services - 16.4%
	Health Care Equipment - 6.3%
127,630	Abiomed, Inc. *	$1,854,464
32,480	ArthroCare Corp. *	1,082,883
71,700	Conceptus, Inc. *	1,036,065
111,624	DexCom, Inc. * (b)	1,732,404
56,400	Insulet Corp. * (b)	1,162,968
55,200	MAKO Surgical Corp. *	1,335,840
37,000	Masimo Corp.	1,224,700
		$9,429,324
	Health Care Facilities - 1.7%
88,100	Brookdale Senior Living, Inc. *	$2,466,800
	Health Care Services - 5.8%
17,975	Air Methods Corp. *	$1,208,819
40,600	Catalyst Health Solutions, Inc. *	2,270,758
52,100	ePocrates, Inc. *	1,031,580
12,900	HMS Holdings Corp. *	1,055,865
30,339	IPC The Hospitalist Co., Inc. * (b)	1,377,694
57,550	Lincare Holdings, Inc. (b)	1,706,933
		$8,651,649
	Health Care Supplies - 2.6%
57,600	Alere, Inc. * (b)	$2,254,464
24,900	Haemonetics Corp. *	1,631,946
		$3,886,410
	Total Health Care Equipment & Services	$24,434,183
	Pharmaceuticals & Biotechnology - 5.8%
	Biotechnology - 3.7%
13,300	Alexion Pharmaceuticals, Inc. *	$1,312,444
73,200	Cubist Pharmaceuticals, Inc. *	1,847,568
25,700	InterMune, Inc. *	1,212,783
112,700	NPS Pharmaceuticals, Inc. *	1,078,539
		$5,451,334
	Life Sciences Tools & Services - 0.9%
54,100	Parexel International Corp. *	$1,347,090
	Pharmaceuticals - 1.2%
49,500	Salix Pharmaceuticals, Ltd. *	$1,733,985
	Total Pharmaceuticals & Biotechnology	$8,532,409
	Banks - 1.1%
	Regional Banks - 1.1%
111,500	CapitalSource, Inc.	$784,960
13,700	Signature Bank *	772,680
		$1,557,640
	Total Banks	$1,557,640
	Diversified Financials - 2.7%
	Consumer Finance - 1.1%
52,157	Ezcorp, Inc. *	$1,637,208
	Investment Banking & Brokerage - 0.8%
71,820	E*Trade Financial Corp. *	$1,122,547
	Specialized Finance - 0.8%
34,200	MSCI, Inc. *	$1,259,244
	Total Diversified Financials	$4,018,999
	Real Estate - 0.5%
	Mortgage Real Estate Investment Trust - 0.5%
70,200	CreXus Investment Corp. *	$801,684
	Total Real Estate	$801,684
	Software & Services - 19.0%
	Application Software - 6.6%
83,666	Aspen Technology, Inc. * (b)	$1,254,153
40,900	Blackboard, Inc. * (b)	1,482,216
20,268	Solera Holdings, Inc.	1,035,695
90,500	SS&C Technologies Holdings, Inc. *	1,848,010
39,700	SuccessFactors, Inc. * (b)	1,551,873
27,867	The Ultimate Software Group, Inc. * (b)	1,637,186
109,439	TiVo, Inc. * (b)	958,686
		$9,767,819
	Data Processing & Outsourced Services - 3.0%
30,600	Global Payments, Inc.	$1,496,952
35,175	Syntel, Inc.	1,837,190
20,600	Verifone Holdings, Inc. *	1,131,970
		$4,466,112
	Internet Software & Services - 2.2%
51,600	Dice Holdings, Inc. *	$779,676
32,800	SAVVIS, Inc. *	1,216,552
48,172	Vocus, Inc. * (b)	1,245,728
		$3,241,956
	It Consulting & Other Services - 3.9%
39,700	Gartner Group, Inc. *	$1,654,299
114,100	InterXion Holding NV *	1,483,300
99,200	Sapient Corp. *	1,135,840
82,700	Virtusa Corp. *	1,548,971
		$5,822,410
	Systems Software - 3.3%
88,813	DemandTec, Inc. *	$1,168,779
26,900	Fortinet, Inc. * (b)	1,183,600
105,400	Radiation Systems, Inc. *	1,865,580
21,722	Sourcefire, Inc. *	597,572
		$4,815,531
	Total Software & Services	$28,113,828
	Technology Hardware & Equipment - 5.1%
	Communications Equipment - 1.2%
217,000	ShoreTel, Inc. *	$1,785,910
	Electronic Components - 0.7%
22,900	Dolby Laboratories, Inc. *	$1,126,909
	Electronic Equipment & Instruments - 1.4%
58,500	Flir Systems, Inc. (b)	$2,024,685
	Electronic Manufacturing Services - 0.9%
73,300	TTM Technologies, Inc. *	$1,331,128
	Technology Distributors - 0.9%
39,734	Synnex Corp. *	$1,300,494
	Total Technology Hardware & Equipment	$7,569,126
	Semiconductors - 7.8%
	Semiconductor Equipment - 0.9%
71,077	Nanometrics, Inc. *	$1,285,783
	Semiconductors - 6.9%
221,700	Entropic Communications, Inc. * (b)	$1,873,365
17,000	Hittite Microwave Corp. *	1,084,090
287,600	Integrated Device Tech, Inc. *	2,119,612
207,000	Lattice Semiconductor Corp. *	1,221,300
60,400	Microsemi Corp. *	1,250,884
31,131	Netlogic Microsystems, Inc. * (b)	1,308,125
183,300	PMC - Sierra, Inc. *	1,374,751
		$10,232,127
	Total Semiconductors	$11,517,910
	TOTAL COMMON STOCKS
	(Cost $101,472,823)	$140,192,254

	EXCHANGE TRADED FUNDS - 2.3%
	Diversified Financials - 2.3%
	Multi-Sector Holding - 2.3%
18,700	iShares Russell 2000 Growth (ETF)	$1,782,858
38,500	U.S. Oil Fund (ETF) (b)	1,639,330
	Total Diverisified Financials	$3,422,188
	TOTAL EXCHANGE TRADED FUNDS
Principal	(Cost $3,253,582)	$3,422,188
Amount ($)
	TEMPORARY CASH INVESTMENTS -14.9%
	Securities Lending Collateral - 14.9% (c)
	Certificates of Deposit:
633,174	Bank of Nova Scotia, 0.31%, 9/29/11	$633,174
443,222	BBVA Group NY, 1.05%, 7/26/11	443,222
633,174	BNP Paribas Bank NY, 0.34%, 5/9/11	633,174
633,174	Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11	633,174
633,174	DnB NOR Bank ASA NY, 0.24%, 6/7/11	633,174
316,573	National Australia Bank NY, 0.32%, 10/19/11	316,573
633,174	Nordea NY, 0.3%, 4/13/11	633,174
633,174	RoboBank Netherland NV NY, 0.33%, 8/8/11	633,174
633,174	Royal Bank of Canada NY, 0.38%, 12/2/11	633,174
633,174	Skandinav Enskilda Bank NY, 0.38%, 6/7/11	633,174
316,587	SOCGEN NY, 0.25%, 4/11/11	316,587
253,269	SOCGEN NY, 0.37%, 6/10/11	253,269
633,174	Svenska NY, 0.28%, 5/12/11	633,174
633,174	Westpac Banking Corp. NY, 0.38%, 12/6/11	633,174
		$7,661,391
	Commercial Paper:
253,269	American Honda Finance, 0.35%, 1/11/12	$253,269
253,706	American Honda Finance, 1.06%, 6/20/11	253,706
232,235	Australia & New Zealand Banking Group, 0.91%, 8/4/11	232,235
253,122	BBVLON, 0.55%, 5/9/11	253,122
379,813	BBVLON, 0.43%, 4/21/11	379,813
632,804	BCSFUN, 0.25%, 6/24/11	632,804
569,646	CBAPP, 0.26%, 5/23/11	569,646
643,795	Caterpillar Financial Services Corp., 1.06%, 6/24/11	643,795
633,195	Federal Home Loan Bank, 0.31%, 6/1/11	633,195
63,307	General Electric Capital Corp., 0.39%, 6/6/11	63,307
316,612	General Electric Capital Corp., 0.39%, 4/28/11	316,612
506,398	HSBC, 0.25%, 5/11/11	506,398
304,170	JPMorgan Chase & Co., 0.43%, 12/21/11	304,170
221,957	JPMorgan Chase & Co., 1.06%, 6/13/11	221,957
316,455	NABPP, 0.25%, 6/1/11	316,455
506,129	NORDNA, 0.27%, 7/18/11	506,129
506,507	PARFIN, 0.23%, 4/11/11	506,507
316,222	SANCPU, 0.68%, 6/1/11	316,222
379,876	SANCPU, 0.44%, 4/7/11	379,876
379,311	SANCPU, 0.73%, 6/17/11	379,311
316,545	SOCNAM, 0.37%, 4/14/11	316,545
316,483	SOCNAM, 0.37%, 5/3/11	316,483
633,174	Toyota Motor Credit Corp., 0.38%, 9/8/11	633,174
379,850	VARFUN, 0.27%, 4/20/11	379,850
190,153	Wachovia, 0.46%, 3/1/12	190,153
253,382	Wachovia, 0.43%, 10/15/11	253,382
126,735	Wells Fargo & Co., 0.39%, 1/24/12	126,735
		$9,884,851
	Tri-party Repurchase Agreements:
324,653	Barclays Capital Plc, 0.12%, 4/1/11	$324,653
1,266,347	HSBC Bank USA NA, 0.13%, 4/1/11	1,266,347
949,760	RBS Securities, Inc., 0.12%, 4/1/11	949,760
		$2,540,760
Shares	Money Market Mutual Funds:
1,013,075	Dreyfus Preferred Money Market Fund	$1,013,075
1,013,078	Fidelity Prime Money Market Fund	1,013,078
		$2,026,153
	Total Securities Lending Collateral	$22,113,155
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $22,113,155)	$22,113,155

	TOTAL INVESTMENT IN SECURITIES - 111.8%
	(Cost $126,839,560) (a)	$165,727,597

	OTHER ASSETS AND LIABILITIES - (11.8)%	$(17,527,893)

	TOTAL NET ASSETS - 100.0%	$148,199,704

*	Non-Income producing security.

(a)	At March 31, 2011, the net unrealized loss on investments based on
	cost for federal Income tax purposes of $126,839,560 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$41,037,421

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(2,149,384)

	Net unrealized gain	$38,888,037

(b)	At March 31, 2011, the following securities were out on loan:

Shares	Description	Value
57,000	Alere, Inc. *	$2,251,500
4,000	Aspen Technology, Inc. *	62,000
40,400	Blackboard, Inc. *	1,525,100
15,200	CoStar Group, Inc. *	976,600
6,000	DexCom, Inc. *	97,500
219,400	Entropic Communications, Inc. *	1,919,750
33,700	Express, Inc. *	665,575
21,100	Flir Systems, Inc.	743,775
26,800	Fortinet, Inc. *	1,159,100
21,485	Green Mountain Coffee Roasters, Inc. *	1,401,896
55,800	Insulet Corp. *	1,213,650
500	IPC The Hospitalist Co., Inc. *	22,875
56,900	Lincare Holdings, Inc.	1,735,450
18,650	Monro Muffler Brake, Inc.	638,763
15,200	MYR Group, Inc. *	372,400
30,800	Netlogic Microsystems, Inc. *	1,332,100
18,700	Polypore International, Inc. *	1,107,975
1,300	SuccessFactors, Inc. *	51,350
32,400	Titan Machinery, Inc. *	853,275
107,300	TiVo, Inc. *	992,525
500	The Ultimate Software Group, Inc. *	30,875
36,300	U.S. Oil Fund (ETF)	1,551,575
12,600	Vera Bradley, Inc. *	548,100
80,700	Vitacost.com, Inc. *	484,200
4,000	Vocus, Inc. *	105,000
	Total	$21,842,909

(c)	Securities lending collateral is managed by Credit Suisse AG, New York Branch.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets:
The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$139,758,683	$-	$433,571	$140,192,254
Exchange Traded Fund	3,422,188	-	-	3,422,188
Temporary Cash Investments	-	20,087,002	-	20,087,002
Money Market Mutual Funds	2,026,153	-	-	2,026,153
Total	$145,207,024	$20,087,002	$433,571	$165,727,597

Following is a reconciliation of assets using significant unobservable inputs (Level 3):
	Common Stocks
Balance as of 12/31/10	$433,571
Realized gain (loss)1	-
Change in unrealized appreciation (depreciation)2	-
Net purchases (sales)	-
Transfers in and out of Level 3	-
Balance as of 3/31/11	$433,571

		Pioneer High Yield VCT Portfolio
		Schedule of Investments 3/31/2011 (unaudited)
Principal	Floating
Amount ($)	Rate (d)		Value
		CONVERTIBLE CORPORATE BONDS - 20.1%
		Energy - 3.0%
		Coal & Consumable Fuels - 1.0%
100,000		James River Coal Co., 3.125%, 3/15/18	$105,571
830,000		Massey Energy Co., 3.25%, 8/1/15	938,938
			$1,044,509
		Oil & Gas Equipment & Services - 0.6%
395,000		Exterran Holdings, Inc., 4.25%, 6/15/14	$487,331
73,000		Newpark Resources, Inc., 4.0%, 10/1/17	75,738
			$563,069
		Oil & Gas Exploration & Production - 1.3%
220,000		Bill Barrett Corp., 5.0%, 3/15/28	$224,675
755,000		Chesapeake Energy, 2.5%, 5/15/37	820,119
200,000		Penn Virginia Corp., 4.5%, 11/15/12	206,500
			$1,251,294
		Total Energy	$2,858,872
		Materials - 0.2%
		Steel - 0.2%
145,000		Steel Dynamics, Inc., 5.125%, 6/15/14	$185,789
		Total Materials	$185,789
		Capital Goods - 6.2%
		Construction & Farm Machinery & Heavy Trucks - 1.4%
115,000		Greenbrier Co., Inc., 3.5%, 4/1/18	$115,000
775,000		Navistar International Corp., 3.0%, 10/15/14	1,170,250
			$1,285,250
		Electrical Component & Equipment - 2.1%
459,000		General Cable Corp., 4.5%, 11/15/29	$640,879
1,225,000		Roper Industries, Inc., 1.4813%, 1/15/34	1,312,281
			$1,953,160
		Trading Companies & Distributors - 2.7%
1,120,000		WESCO International, Inc., 6.0%, 9/15/29	$2,660,000
		Total Capital Goods	$5,898,410
		Transportation - 0.7%
		Airlines - 0.2%
120,000		Continental Airlines, Inc., 4.5%, 1/15/15	$171,450
		Marine - 0.5%
644,000		Horizon Lines, 4.25%, 8/15/12 (b)	$500,710
		Total Transportation	$672,160
		Automobiles & Components - 0.9%
		Automobile Manufacturers - 0.9%
476,000		Ford Motor Co., 4.25%, 11/15/16	$862,750
		Total Automobiles & Components	$862,750
		Consumer Durables & Apparel - 0.4%
		Homebuilding - 0.4%
250,000		D.R. Horton, Inc., 2.0%, 5/15/14	$285,000
109,000		Lennar Corp., 2.75%, 12/15/20	118,401
			$403,401
		Total Consumer Durables & Apparel	$403,401
		Retailing - 0.4%
		Automotive Retail - 0.3%
275,000		Sonic Automotive, Inc., 5.0%, 10/1/29	$361,281
		Total Retailing	$361,281
		Food, Beverage & Tobacco - 0.4%
		Tobacco - 0.4%
390,000		Alliance One International, Inc., 5.5%, 7/15/14	$418,275
		Total Food, Beverage & Tobacco	$418,275
		Health Care Equipment & Services - 2.1%
		Health Care Equipment - 0.9%
715,000		Hologic, Inc., 2.0%, 12/15/37	$869,619
		Health Care Services - 0.3%
370,000		Omnicare, Inc., 3.25%, 12/15/35	$343,175
		Health Care Supplies - 0.5%
400,000		Alere, Inc., 3.0%, 5/15/16	$451,000
		Health Care Technology - 0.4%
200,000		WebMD Health Corp., 2.25%, 3/31/16	$193,750
150,000		WebMD Health Corp., 2.5%, 1/31/18	150,750
			$344,500
		Total Health Care Equipment & Services	$2,008,294
		Pharmaceuticals & Biotechnology - 2.5%
		Biotechnology - 2.5%
250,000		BioMarin Pharmaceutical, Inc., 1.875%, 4/23/17	$338,438
650,000		Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17	706,063
635,000		MannKind Corp., 3.75%, 12/15/13	319,881
865,000		Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15	1,050,975
			$2,415,357
		Total Pharmaceuticals & Biotechnology	$2,415,357
		Real Estate - 0.6%
		Office Real Estate Investment Trusts - 0.4%
275,000		Lexington Realty Trust, 6.0%, 1/15/30 (144A)	$381,906
		Specialized Real Estate Investment Trusts - 0.2%
155,000		Host Hotels & Resorts LP, 2.5%, 10/15/29	$217,969
		Total Real Estate	$599,875
		Software & Services - 0.3%
		Application Software - 0.3%
310,000		Mentor Graphics Corp., 4.0%, 4/1/31	$318,138
		Total Software & Services	$318,138
		Technology Hardware & Equipment - 0.3%
		Communications Equipment - 0.1%
130,000		InterDigital, Inc., 2.5%, 3/15/16	$141,700
		Technology Distributors - 0.1%
95,000		Anixter International, Inc., 1.0%, 2/15/13	$119,225
		Total Technology Hardware & Equipment	$260,925
		Telecommunication Services - 0.7%
		Integrated Telecommunication Services - 0.7%
309,000		MasTec, Inc., 4.0%, 6/15/14	462,728
160,000		MasTec, Inc., 4.25%, 12/15/14	246,208
			$708,936
		Total Telecommunication Services	$708,936
		Semiconductors - 1.2%
		Semiconductors - 1.2%
628,000		ON Semiconductor Corp., 2.625%, 12/15/26	$739,470
445,000		SunPower Corp., 4.75%, 4/15/14	461,688
			$1,201,158
		Total Semiconductors	$1,201,158
		TOTAL CONVERTIBLE CORPORATE BONDS	$19,173,621
		(Cost $13,171,121)

		PREFERRED STOCKS - 5.6%
		Energy - 0.9%
		Oil & Gas Exploration & Production - 0.9%
13,170		PetroQuest Energy, 6.875%, 12/31/49	$612,405
1,400		SandRidge Energy, Inc., 8.5%, 12/31/99	253,498
			$865,903
		Total Energy	$865,903
		Capital Goods - 0.5%
		Electrical Component & Equipment - 0.5%
2,000		General Cable Corp., 5.75%, 11/24/13	$433,125
		Total Capital Goods	$433,125
		Automobiles & Components - 0.2%
		Tires & Rubber - 0.2%
4,050		Goodyear Tire & Rubber Co., 5.875%, 4/1/14 *	$206,874
		Total Automobiles & Components	$206,874
		Consumer Services - 0.0%
		Hotels, Resorts & Cruise Lines - 0.0%
500		Perseus Holding Corp. *	$10,000
		Total Consumer Services	$10,000
		Health Care Equipment & Services - 1.0%
		Health Care Supplies - 1.0%
3,527		Alere, Inc., 3.0%, 12/31/49 *	$971,689
		Total Health Care Equipment & Services	$971,689
		Banks - 0.3%
		Thrifts & Mortgage Finance - 0.3%
7,000		Sovereign Cap Trust IV, 4.375%, 3/1/34	$308,000
		Total Banks	$308,000
		Diversified Financials - 0.3%
		Diversified Financial Services - 0.3%
7,000		2009 Dole Food Automatic Common Exchange Security Trust *	$95,410
8,000		GMAC Capital Trust I *	204,000
			$299,410
		Total Diversified Financials	$299,410
		Real Estate - 2.4%
		Real Estate Operating Companies - 2.4%
32,250		Forest City Enterprises, Inc., 7.0%, 12/31/49	$2,241,375
		Total Real Estate	$2,241,375
		TOTAL PREFERRED STOCKS	$5,336,376
		(Cost $4,822,994)

		COMMON STOCKS - 15.9%
		Energy - 1.1%
		Integrated Oil & Gas - 0.3%
5,400		Marathon Oil Corp.	$287,874
		Oil & Gas Drilling - 0.4%
41,920		Hercules Offshore, Inc. *	$277,091
1,700		Transocean, Ltd. *	132,515
			$409,606
		Oil & Gas Exploration & Production - 0.4%
3,480		QEP Resources, Inc.	$141,079
17,537		SandRidge Energy, Inc. * (b)	224,474
			$365,553
		Total Energy	$1,063,033
		Materials - 4.0%
		Commodity Chemicals - 1.2%
31,310		Georgia Gulf Corp. *	$1,158,470
		Construction Materials - 0.2%
4,812		Texas Industries, Inc. (b)	$217,647
		Diversified Chemical - 1.5%
3,162		FMC Corp.	$268,549
28,102		LyondellBasell Industries NV *	1,111,434
			$1,379,983
		Diversified Metals & Mining - 1.0%
168,152		Blaze Recycling & Metals LLC (Class A Units)	$116,025
14,958		Freeport-McMoRan Copper & Gold, Inc. (Class B)	$830,917
88,500		Polymet Mining Corp. *	175,230
			$1,122,172
		Steel - 0.0%
6,101		KNIA Holdings, Inc. *	$42,645
		Total Materials	$3,920,917
		Capital Goods - 3.9%
		Aerospace & Defense - 1.9%
13,629		BE Aerospace, Inc. *	$484,238
12,878		DigitalGlobe, Inc. *	360,970
6,962		Geoeye, Inc. *	289,480
6,345		ITT Corp.	381,017
13,490		Orbital Sciences Corp. *	255,231
			$1,770,936
		Building Products - 0.2%
4,752		Lennox International, Inc.	$249,860
		Construction & Farm Machinery & Heavy Trucks - 0.3%
15,596		Commercial Vehicle Group, Inc. *	$278,233
		Electrical Component & Equipment - 0.9%
6,850		Cooper Industries Plc	$444,565
10,000		General Cable Corp. *	433,000
			$877,565
		Industrial Machinery - 0.6%
5,926		ESCO Technologies, Inc.	$226,077
8,192		Kennametal, Inc.	319,488
			$545,565
		Total Capital Goods	$3,722,159
		Consumer Services - 1.1%
		Casinos & Gaming - 0.3%
9,100		International Game Technology	$147,693
5,070		Scientific Games Corp. *	44,312
3,090		WMS Industries, Inc. *	109,232
			$301,237
		Restaurants - 0.4%
9,321		Starbucks Corp.	$344,411
		Specialized Consumer Services - 0.4%
35,343		Service Corporation International	$390,894
		Total Consumer Services	$1,036,542
		Retailing - 0.1%
		Automotive Retail - 0.0%
4,822		Sonic Automotive, Inc. (b)	$67,556
		Total Retailing	$67,556
		Food, Beverage & Tobacco - 0.2%
		Tobacco - 0.2%
42,285		Alliance One International, Inc. *	$169,986
		Total Food, Beverage & Tobacco	$169,986
		Health Care Equipment & Services - 0.6%
		Health Care Supplies - 0.1%
2,700		Alere, Inc. *	$105,678
		Managed Health Care - 0.4%
4,900		CIGNA Corp.	$216,972
4,440		United Healthcare Group, Inc.	200,688
			$417,660
		Total Health Care Equipment & Services	$523,338
		Pharmaceuticals & Biotechnology - 1.6%
		Life Sciences Tools & Services - 1.6%
4,415		Bio-Rad Laboratories, Inc. *	$530,418
9,430		Thermo Fisher Scientific, Inc. *	523,837
5,115		Waters Corp. *	444,494
			$1,498,749
		Total Pharmaceuticals & Biotechnology	$1,498,749
		Diversified Financials - 0.2%
		Asset Management & Custody Banks - 0.1%
3,749		Legg Mason, Inc.	$135,301
		Specialized Finance - 0.1%
300		CME Group, Inc.	$90,465
		Total Diversified Financials	$225,766
		Real Estate - 0.3%
		Mortgage Real Estate Investment Trusts - 0.3%
13,624		Annaly Capital Management, Inc.	$237,739
		Total Real Estate	$237,739
		Software & Services - 0.3%
		Application Software - 0.3%
6,800		Blackboard, Inc. * (b)	$246,432
		Data Processing & Outsourced Services - 0.0%
952		Perseus Holding Corp. *	$0
		Total Software & Services	$246,432
		Technology Hardware & Equipment - 1.1%
		Communications Equipment - 0.2%
3,480		Research In Motion *	$196,864
		Electronic Equipment & Instruments - 0.3%
5,593		Itron, Inc. *	$315,669
		Electronic Manufacturing Services - 0.3%
9,500		TE Connectivity, Ltd.	$330,790
		Technology Distributors - 0.2%
7,900		Ingram Micro, Inc. *	$166,137
		Total Technology Hardware & Equipment	$1,009,460
		Semiconductors - 0.2%
		Semiconductors - 0.2%
37,500		PMC - Sierra, Inc. *	$281,250
		Total Semiconductors	$281,250
		Telecommunication Services - 0.4%
		Integrated Telecommunications Services - 0.4%
26,276		Windstream Corp.	$338,172
		Total Telecommunication Services	$338,172
		Utilities - 0.9%
		Independent Power Producer & Energy Traders - 0.2%
8,800		NRG Energy, Inc. *	$189,552
		Multi-Utilities - 0.6%
20,027		CMS Energy Corp.	$393,330
3,937		Public Service Enterprise Group, Inc.	124,055
2,700		Sempra Energy	144,450
			$661,835
		Total Utilities	$851,387
		TOTAL COMMON STOCKS	$15,192,486
		(Cost $9,905,997)

		ASSET BACKED SECURITIES - 0.2%
		Consumer Services - 0.2%
		Restaurants - 0.2%
150,000		Dominos Pizza Master Issuer, 5.261%, 4/25/37	$152,625
		Total Diversified Financials	$152,625
		Banks - 0.0%
		Thrifts & Mortgage Finance - 0.0%
80,000	0.68	Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 1/25/47	$36,116
		Total Banks	$36,116
		TOTAL ASSET BACKED SECURITIES	$188,741
		(Cost $189,180)

		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
		Materials - 0.5%
		Forest Products - 0.5%
450,000		T SRAR 2006-1 F, 7.5296%, 10/15/36 (144A)	$469,664
		Total Materials	$469,664
		Diversified Financials - 0.0%
		Diversified Financial Services - 0.0%
32,624		Residential Accredit, 6.0%, 10/25/34	$32,952
		Total Diversified Financials	$32,952
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	$502,616
		(Cost $487,016)

		CORPORATE BONDS - 46.9%
		Energy - 8.1%
		Oil & Gas Drilling - 0.5%
475,000		Offshore Group Investments, 11.5%, 8/1/15	$527,250
		Oil & Gas Equipment & Services - 0.9%
222,000		American Petroleum Trust, 10.25%, 5/1/15	$233,655
415,000		Expro Finance Luxembourg SCA, 8.5%, 12/15/16	410,850
225,000		Key Energy Services, Inc., 6.75%, 3/1/21	228,938
			$873,443
		Oil & Gas Exploration & Production - 3.0%
70,000		Chaparral Energy, Inc., 8.25%, 9/1/21	$72,100
110,000		Comstock Resources, Inc., 7.75%, 4/1/19	111,925
110,000		Energy Partners, Ltd., 8.25%, 2/15/18	109,450
225,000		EV Energy Partners LP, 8.0%, 4/15/19	228,938
180,000		Goodrich Petroleum Corp., 8.875%, 3/15/19	180,000
535,000		Hilcorp Energy, 7.75%, 11/1/15 (144A)	553,725
600,000		Linn Energy LLC, 8.625%, 4/15/20 (144A)	666,000
75,000		Oasis Petroleum, Inc., 7.25%, 8/1/11	75,938
100,000		Plains Exploration & Production Co., 6.625%, 5/1/21	100,000
245,000		Quicksilver Resources, Inc., 7.125%, 4/1/16	241,938
425,000		Quicksilver Resources, Inc., 8.25%, 8/1/15	445,188
110,000		Venoco, Inc., 8.875%, 2/15/19	110,000
			$2,895,202
		Oil & Gas Refining & Marketing - 2.8%
870,000		Holly Energy Partners LP, 6.25%, 3/1/15	$865,650
630,000		Tesoro Corp., 6.5%, 6/1/17	648,900
1,150,000		Tesoro Corp., 6.625%, 11/1/15	1,184,500
			$2,699,050
		Oil & Gas Storage & Transporation - 0.7%
100,000		Copano Energy LLC, 7.125%, 4/1/21	$101,250
405,000		Enterprise Products Operating, 7.0%, 6/1/67	401,963
205,000		Southern Union Co., 7.2%, 11/1/66	195,775
			$698,988
		Total Energy	$7,693,933
		Materials - 9.1%
		Aluminum - 1.2%
364,524	6.83	Noranda Aluminum Acquisition, Floating Rate Note, 5/15/15	$350,854
710,000		Novelis, Inc., 8.75%, 12/15/20	781,000
			$1,131,854
		Commodity Chemicals - 0.8%
450,000		Hexion US Finance Corp., 8.875%, 2/1/18 (144A)	$475,875
226,000		Hexion US Finance Corp., 9.0%, 11/15/20	234,334
			$710,209
		Construction Materials - 0.6%
220,000		AGY Holding Corp., 11.0%, 11/15/14	$210,650
375,000		Texas Industries, Inc., 9.25%, 8/15/20	405,000
			$615,650
		Diversified Chemical - 0.6%
225,000		Ineos Finance Plc, 9.0%, 5/15/15 (144A)	$245,531
272,000		Momentive Performance Material, 9.0%, 1/15/21	281,180
			$526,711
		Diversified Metals & Mining - 0.5%
250,000		Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18	$257,813
200,000		Rain CII Carbon LLC, 8.0%, 12/1/18	214,000
			$471,813
		Forest Products - 0.2%
235,000		Millar Western Forest, 8.5%, 4/1/21	$235,000
		Metal & Glass Containers - 1.1%
275,000		BWAY Holding Co., 10.0%, 6/15/18 (144A)	$302,500
765,000		Crown Cork and Seal Co., Inc., 7.375%, 12/15/26	754,481
			$1,056,981
		Paper Packaging - 0.7%
367,000		Graphic Packaging Co., 9.5%, 8/15/13	$375,258
285,000		Packaging Dynamics Corp., 8.75%, 2/1/16	291,413
			$666,671
		Paper Products - 0.4%
385,000		Exopack Holding Corp., 11.25%, 2/1/14	$396,069
		Specialty Chemicals - 1.8%
1,765,000		Nova Chemicals Corp., 7.875%, 9/15/25	$1,712,050
		Steel - 1.0%
755,000		Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)	$694,600
150,000		APERAM, 7.75%, 4/1/18	153,000
130,000		JMC Steel Group, 8.25%, 3/15/18	132,925
			$980,525
		Total Materials	$8,503,533
		Capital Goods - 5.5%
		Aerospace & Defense - 1.5%
200,000		ADS Tactical, Inc., 11.0%, 4/1/18	$206,000
483,000		DynCorp International, 10.375%, 7/1/17	522,848
440,000		GeoEye, Inc., 9.625%, 10/1/15	497,750
90,000		Huntington Ingalls Industries, 6.875%, 3/15/18	93,938
70,000		Huntington Ingalls Industries, 7.125%, 3/15/21	72,975
			$1,393,511
		Construction & Engineering - 0.3%
345,000		New Enterprise Stone & Lime Co., 11.0%, 9/1/18	$349,313
		Construction & Farm Machinery & Heavy Trucks - 0.4%
355,000		Greenbrier Co., Inc., 8.375%, 5/15/15	$366,538
		Electrical Component & Equipment - 1.4%
700,000		Anixter International Corp., 5.95%, 3/1/15	$706,125
350,000		Coleman Cable, Inc., 9.0%, 2/15/18	368,375
235,000		General Cable Corp., 7.125%, 4/1/17	242,344
			$1,316,844
		Industrial Machinery - 0.6%
560,000		Mueller Water Products, 7.375%, 6/1/17	$547,400
		Trading Companies & Distributors - 1.3%
1,200,000		Wesco Distribution, Inc., 7.5%, 10/15/17	$1,233,000
		Total Capital Goods	$5,206,606
		Transportation - 0.2%
		Air Freight & Couriers - 0.2%
210,000		CEVA Group Plc, 11.625%, 10/1/16	$231,000
		Total Transportation	$231,000
		Automobiles & Components - 0.6%
		Auto Parts & Equipment - 0.6%
509,500		Allison Transmission, 11.25%, 11/1/15 (144A)	$553,444
		Total Automobiles & Components	$553,444
		Consumer Durables & Apparel - 2.1%
		Homebuilding - 0.4%
365,000		Beazer Homes USA, Inc., 9.125%, 6/15/18	$369,106
		Housewares & Specialties - 1.7%
100,000		Reynolds Group Holdings, Ltd., 8.25%, 2/15/21	$99,000
475,000		Reynolds Group Issuer, Inc., 8.5%, 5/15/18 (144A)	480,938
785,000		Yankee Acquisition Corp., 9.75%, 2/15/17	835,044
225,000		YCC Holdings LLC, 10.25%, 2/15/16	226,688
			$1,641,670
		Total Consumer Durables & Apparel	$2,010,776
		Consumer Services - 0.3%
		Casinos & Gaming - 0.1%
1,335,000		Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)	$133,500
		Education Services - 0.1%
130,000		Cambium Learning Group, Inc., 9.75%, 2/15/17	$131,625
		Total Consumer Services	$265,125
		Media - 2.7%
		Advertising - 0.7%
570,000		Interpublic Group of Companies, 10.0%, 7/15/17	$678,300
		Broadcasting - 1.7%
315,000		Hughes Network Systems LLC, 9.5%, 4/15/14	$325,238
45,000		Hughes Network Systems LLC, 9.5%, 4/15/14	46,463
563,653		Intelsat Bermuda, Ltd., 11.5%, 2/4/17	618,609
147,000		Intelsat Subsidiary Holding Co., 8.5%, 1/15/13	147,441
160,000		Telesat Canada / Telesat LLC, 11.0%, 11/1/15	178,200
275,000		Telesat Canada / Telesat LLC, 12.5%, 11/1/17	327,938
			$1,643,889
		Cable & Satellite - 0.2%
225,000		Intelsat Jackson Holdings SA, 7.25%, 4/1/19	$225,281
		Movies & Entertainment - 0.1%
65,000		Regal Entertainment Group, 9.125%, 8/15/18	$69,550
		Total Media	$2,617,020
		Retailing - 0.5%
		Internet Retail - 0.5%
455,000		Ticketmaster, 10.75%, 8/1/16	$497,088
		Total Retailing	$497,088
		Food, Beverage & Tobacco - 1.1%
		Packaged Foods & Meats - 0.3%
175,000		Blue Merger Sub, Inc., 7.625%, 2/15/19	$177,406
100,000		Pilgrim's Pride Corp., 7.875%, 12/15/18	97,000
			$274,406
		Tobacco - 0.8%
770,000		Alliance One International, Inc., 10.0%, 7/15/16	$780,588
		Total Food, Beverage & Tobacco	$1,054,994
		Health Care Equipment & Services - 2.2%
		Health Care Facilities - 0.3%
125,000		Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19	$126,563
175,000		Vanguard Health Systems, Inc., 0.0%, 2/1/16	111,125
			$237,688
		Health Care Services - 1.3%
325,000		Gentiva Health Services, Inc., 11.5%, 9/1/18	$367,656
410,000		Surgical Care Affiliates, 10.0%, 7/15/17 (144A)	424,350
518,225		Surgical Care Affiliates, 8.875%, 7/15/15 (144A) PIK	529,885
			$1,321,891
		Health Care Supplies - 0.6%
505,000		Biomet, Inc., 10.375%, 10/15/17	$554,869
		Total Health Care Equipment & Services	$2,114,448
		Pharmaceuticals & Biotechnology - 0.7%
		Biotechnology - 0.4%
393,000		Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	$409,703
		Life Sciences Tools & Services - 0.2%
220,762		Catalent Pharma Solution, 9.5%, 4/15/17 (144A)	$226,557
		Total Pharmaceuticals & Biotechnology	$636,260
		Diversified Financials - 0.6%
		Specialized Finance - 0.6%
195,000		Dollar Financial Corp., 10.375%, 12/15/16 (144A)	$217,425
360,000	7.68	NCO Group, Inc., Floating Rate Note, 11/15/13	318,600
			$536,025
		Total Diversified Financials	$536,025
		Insurance - 2.3%
		Insurance Brokers - 1.1%
630,000		Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)	$667,800
390,000		Hub International Holdings, 10.25%, 6/15/15 (144A)	403,650
			$1,071,450
		Multi-Line Insurance - 0.6%
625,000		Liberty Mutual Group, 7.0%, 3/15/37 (144A)	$601,213
		Reinsurance - 0.5%
250,000	0.00	Foundation Re III, Ltd., Floating Rate Note, 2/3/14	$248,650
250,000	9.40	Residential Re, Floating Rate Note, 6/6/11	250,425
			$499,075
		Total Insurance	$2,171,738
		Real Estate - 0.9%
		Diversified Real Estate Investment Trusts - 0.3%
375,000		CNL Income Properties, Inc., 7.25%, 4/15/19	$375,000
		Real Estate Operating Companies - 0.5%
410,000		Forest City Enterprises, 6.5%, 2/1/17	$378,225
60,000		Forest City Enterprises, 7.625%, 6/1/15	57,900
			$436,125
		Total Real Estate	$811,125
		Software & Services - 2.4%
		Application Software - 1.1%
327,000		Allen Systems Group, Inc., 10.5%, 11/15/16	$331,905
600,000		Nuance Communications, 2.75%, 8/15/27	752,250
			$1,084,155
		Data Processing & Outsourced Services - 0.2%
89,000		First Data Corp., 12.625%, 1/15/21	$96,565
89,000		First Data Corp., 8.25%, 1/15/21	88,778
21,000		First Data Corp., 9.875%, 9/24/15	21,525
			$206,868
		Internet Software & Services - 0.2%
214,000		Terremark Worldwide, Inc., 12.0%, 6/15/17	$264,825
		IT Consulting & Other Services - 0.5%
450,000		Activant Solutions, Inc., 9.5%, 5/1/16	$463,500
		Systems Software - 0.3%
328,614		Pegasus Solutions, Inc., 13.0%, 4/15/14 PIK	$302,325
		Total Software & Services	$2,321,673
		Technology Hardware & Equipment - 0.5%
		Communications Equipment - 0.5%
450,000		CommScope, Inc., 8.25%, 1/15/19	$470,250
		Total Technology Hardware & Equipment	$470,250
		Telecommunication Services - 5.4%
		Alternative Carriers - 1.2%
445,000		Global Crossing, Ltd., 12.0%, 9/15/15	$507,300
425,000		PAETEC Holdings, 8.875%, 6/30/17 (144A)	457,938
215,000		PAETEC Holdings, 9.5%, 7/15/15	225,213
			$1,190,451
		Integrated Telecommunication Services - 2.7%
980,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	$962,850
731,000		Frontier Communications Corp., 8.75%, 4/15/22	791,308
225,000		MasTec, Inc., 7.625%, 2/1/17	230,625
500,000		Windstream Corp., 7.75%, 10/15/20	513,750
			$2,498,533
		Wireless Telecommunication Services - 1.5%
850,000		Cricket Communications, Inc., 7.75%, 10/15/20 (b)	$856,375
500,000		MetroPCS Wireless, Inc., 7.875%, 9/1/18	535,000
			$1,391,375
		Total Telecommunication Services	$5,080,359
		Utilities - 1.0%
		Electric Utilities - 0.4%
450,000		Texas Competitive Electric Holdings, 15.0%, 4/1/21 (b)	$371,250
		Independent Power Producer & Energy Traders - 0.6%
565,000		Intergen NV, 9.0%, 6/30/17	$608,788
		Total Utilities	$980,038
		TOTAL CORPORATE BONDS	$43,755,435
		(Cost $42,876,288)

		MUNICIPAL BONDS - 2.8%
		Municipal Airport - 0.6%
100,000		Greater Orlando Aviation Authority, 6.5%, 11/15/36	$89,801
240,000		Houston Texas Airport Revenue, 6.75%, 7/1/29	233,042
250,000		New Jersey Economic Development Authority, 6.25%, 9/15/29	226,890
			$549,733
		Municipal Development - 1.1%
115,000		Alliance Airport Authority Texas, 5.25%, 12/1/29	$76,133
865,000		Alliance Airport Authority Texas, 5.75%, 12/1/29	611,702
125,000		Dallas-Fort Worth Texas International Airport Revenue, 6.375%, 5/1/35	92,424
250,000		Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30	250,530
			$1,030,789
		Municipal Environment - 0.0%
100,000	7.30	Ohio Air Quality Development, Floating Rate Note, 6/8/22	$10,470
		Municipal General - 0.2%
100,000		Illinois Finance Authority, 6.5%, 10/15/40	$99,230
150,000		State of Ohio, 5.75%, 4/1/35	134,516
			$233,746
		Municipal Pollution - 0.9%
125,000		Butler Industrial Development Board, 5.75%, 9/1/28	$115,659
150,000		County of Jasper Indiana, 5.625%, 12/1/27	135,897
140,000		Ohio State Pollution Control Revenue, 5.6%, 8/1/32	109,542
135,000		Ohio State Pollution Control Revenue, 5.65%, 3/1/33	106,029
250,000		Port of Bay City Authority, 6.5%, 5/1/26	248,678
125,000		State of Oregon, 5.7%, 12/1/25	115,980
			$831,785
		TOTAL MUNICIPAL BONDS	$2,656,523
		(Cost $2,662,720)

		SENIOR FLOATING RATE LOAN INTERESTS - 6.2%**
		Materials - 0.4%
		Steel - 0.4%
359,089	10.50	Niagara Corp., New Term Loan, 6/29/14	$341,135
		Total Materials	$341,135
		Automobiles & Components - 0.5%
		Auto Parts & Equipment - 0.3%
246,039	4.25	Tomkins LLC, Term B1 Loan, 9/21/16	$247,330
		Tires & Rubber - 0.2%
245,000	1.96	Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/14	$240,610
		Total Automobiles & Components	$487,940
		Media - 0.7%
		Cable & Satellite - 0.7%
355,431	6.76	WideOpenWest LLC, Series A New Term Loan, 6/18/14	$357,208
250,000	0.00	EchoStar Corp., Senior Unsecured Term Loan, 6/30/19	250,000
			$607,208
		Total Media	$607,208
		Food, Beverage & Tobacco - 0.5%
		Packaged Foods & Meats - 0.5%
497,500	7.00	Pierre Foods, Inc., 1st Lien Term Loan, 7/29/16	$500,713
		Total Food, Beverage & Tobacco	$500,713
		Health Care Equipment & Services - 2.4%
		Health Care Facilities - 0.3%
325,000	0.00	Kindred Healthcare, Inc., Senior Unsecured Term Loan, 2/7/12	$325,000
		Health Care Services - 1.4%
475,000	0.00	Emergency Medical Services Corp., 1st Lien Bridge Loan, 3/1/12	$475,000
395,000	4.75	Gentiva Health Services, Inc., Term B1 Loan, 2/22/16	398,539
130,573	8.50	NAMM Holdings, Inc., NAMM Term Loan, 4/1/14	131,606
82,083	6.00	RehabCare Group, Inc., Term B Loan, 11/1/15	82,571
244,444	7.50	Sun HealthCare Group, Term Loan, 10/18/16	246,125
			$1,333,841
		Health Care Supplies - 0.2%
210,000	4.51	Alere, Inc., Term Loan, 6/26/15	$208,950
		Health Care Technology - 0.3%
25,510	0.75	Physician Oncology Services, Delayed Draw Term Loan, 8/22/11	$25,446
223,929	7.00	Physician Oncology Services, Effective Date Term Loan, 2/10/17	223,369
			$248,815
		Managed Health Care - 0.1%
130,573	8.50	MMM Holdings, Inc., MMM Term Loan, 4/14/15	$131,606
		Total Health Care Equipment & Services	$2,248,212
		Pharmaceuticals & Biotechnology - 0.2%
		Biotechnology - 0.2%
200,000	0.00	Grifols, Inc., U.S. Tranche B Term Loan, 6/4/16	$201,708
		Total Pharmaceuticals & Biotechnology	$201,708
		Insurance - 0.5%
		Insurance Brokers - 0.5%
270,875	6.75	HUB International Holdings, Inc., Additional Term Loan, 6/13/14	$270,401
98,214	2.75	USI Holdings Corp., Tranche B Term Loan, 5/5/14	94,900
98,500	7.00	USI Holdings Corp., Series C New Term Loan, 5/5/14	98,131
			$463,432
		Total Insurance	$463,432
		Semiconductors - 0.5%
		Semiconductor Equipment - 0.3%
277,808	4.31	Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14	$278,156
		Semiconductors - 0.2%
20,079	2.50	Flextronics Semiconductor, A1A Delayed Draw Term Loan, 10/1/14	$19,990
217,958	2.51	Flextronics Semiconductor, Closing Date Loan, 10/1/14	216,985
			$236,975
		Total Semiconductors	$515,131
		Telecommunication Services - 0.1%
		Wireless Telecommunication Services - 0.1%
110,000	3.30	Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14	$108,109
		Total Telecommunication Services	$108,109
		Utilities - 0.4%
		Electric Utilities - 0.4%
496,143	3.78	Texas Competitive Electric Holdings, Initial Tranche B2 Term Loan, 10/10/14	$418,798
		Total Utilities	$418,798
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS	$5,892,386
		(Cost $5,748,002)

		TEMPORARY CASH INVESTMENTS - 2.5%
		Securities Lending Collateral - 2.5% (c)
		Certificates of Deposit:
66,909		Bank of Nova Scotia, 0.31%, 9/29/11	$66,909
46,836		BBVA Group NY, 1.05%, 7/26/11	46,836
66,909		BNP Paribas Bank NY, 0.34%, 5/9/11	66,909
66,909		Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11	66,909
66,909		DnB NOR Bank ASA NY, 0.24%, 6/7/11	66,909
33,452		National Australia Bank NY, 0.32%, 10/19/11	33,452
66,909		Nordea NY, 0.3%, 4/13/11	66,909
66,909		RoboBank Netherland NV NY, 0.33%, 8/8/11	66,909
66,909		Royal Bank of Canada NY, 0.38%, 12/2/11	66,909
66,909		Skandinav Enskilda Bank NY, 0.38%, 6/7/11	66,909
33,455		SOCGEN NY, 0.25%, 4/11/11	33,455
26,764		SOCGEN NY, 0.37%, 6/10/11	26,764
66,909		Svenska NY, 0.28%, 5/12/11	66,909
66,909		Westpac Banking Corp. NY, 0.38%, 12/6/11	66,909
			$809,597
		Commercial Paper:
26,764		American Honda Finance, 0.35%, 1/11/12	$26,764
26,810		American Honda Finance, 1.06%, 6/20/11	26,810
24,541		Australia & New Zealand Banking Group, 0.91%, 8/4/11	24,541
26,748		BBVLON, 0.55%, 5/9/11	26,748
40,136		BBVLON, 0.43%, 4/21/11	40,136
66,870		BCSFUN, 0.25%, 6/24/11	66,870
60,196		CBAPP, 0.26%, 5/23/11	60,196
68,031		Caterpillar Financial Services Corp., 1.06%, 6/24/11	68,031
66,911		Federal Home Loan Bank, 0.31%, 6/1/11	66,911
6,690		General Electric Capital Corp., 0.39%, 6/6/11	6,690
33,457		General Electric Capital Corp., 0.39%, 4/28/11	33,457
53,512		HSBC, 0.25%, 5/11/11	53,512
32,142		JPMorgan Chase & Co., 0.43%, 12/21/11	32,142
23,455		JPMorgan Chase & Co., 1.06%, 6/13/11	23,455
33,441		NABPP, 0.25%, 6/1/11	33,441
53,484		NORDNA, 0.27%, 7/18/11	53,484
53,524		PARFIN, 0.23%, 4/11/11	53,524
33,416		SANCPU, 0.68%, 6/1/11	33,416
40,143		SANCPU, 0.44%, 4/7/11	40,143
40,083		SANCPU, 0.73%, 6/17/11	40,083
33,450		SOCNAM, 0.37%, 4/14/11	33,450
33,444		SOCNAM, 0.37%, 5/3/11	33,444
66,909		Toyota Motor Credit Corp., 0.38%, 9/8/11	66,909
40,140		VARFUN, 0.27%, 4/20/11	40,140
20,094		Wachovia, 0.46%, 3/1/12	20,094
26,776		Wachovia, 0.43%, 10/15/11	26,776
13,392		Wells Fargo & Co., 0.39%, 1/24/12	13,392
			$1,044,559
		Tri-party Repurchase Agreements:
34,307		Barclays Capital Plc, 0.12%, 4/1/11	$34,307
133,818		HSBC Bank USA NA, 0.13%, 4/1/11	133,818
100,364		RBS Securities, Inc., 0.12%, 4/1/11	100,364
			$268,489
Shares		Money Market Mutual Funds:
107,055		Dreyfus Preferred Money Market Fund	$107,055
107,055		Fidelity Prime Money Market Fund	107,055
			$214,110
		Total Securities Lending Collateral	$2,336,755
		TOTAL TEMPORARY CASH INVESTMENTS	$2,336,755
		(Cost $2,336,755)
		TOTAL INVESTMENT IN SECURITIES - 100.0%	$95,034,939
		(Cost $82,200,073)(a)
		OTHER ASSETS AND LIABILITIES - 0.0%	$16,153
		TOTAL NET ASSETS - 100.0%	$95,051,092

*		Non-income producing security.

PIK		Represents a pay in kind security.

**		Senior floating rate loan interests in which the Portfolio
		invests generally pay interest rates that are periodically
		redetermined by reference to a base lending rate plus a
		premium. These base lending rates are generally (i) the
		lending rate offered by one or more major European
		banks, such as LIBOR (London InterBank Offered
		Rate), (ii) the prime rate offered by one or more major
		United States banks, (iii) the certificate of deposit
		or (iv) other base lending rates used by commercial
		lenders. The rate shown is the coupon rate at period end.

(144A)		Security is exempt from registration under Rule (144A)
		of the Securities Act of 1933. Such securities may be
		resold normally to qualified institutional buyers in a
		transaction exempt from registration. At March 31, 2011,
		the value of these securities amounted to $8,486,501
		or 8.9% of total net assets.

(a)		At March 31, 2011, the net unrealized gain on investments based on
		cost for federal income tax purposes of $82,530,327 was as follows:

		Aggregate gross unrealized gain for all investments in which
		there is an excess of value over tax cost	$15,690,665

		Aggregate gross unrealized loss for all investments in which
		there is an excess of tax cost over value	(3,186,053)

		Net unrealized gain	$12,504,612

(b)		At March 31, 2011, the following securities were out on loan:

Shares		Security	Value
6,600		Blackboard, Inc. *	$239,184
100		SandRidge Energy, Inc. *	1,280
4,772		Sonic Automotive, Inc.	66,856
4,712		Texas Industries, Inc.	213,124
Principal
Amount ($)
841,000		Cricket Communications, Inc., 7.75%, 10/15/20	871,206
630,000		Horizon Lines, 4.25%, 8/15/12	493,247
440,000		Texas Competitive Electric Holdings, 15.0%, 4/1/21	379,500
		Total	$2,264,397

(c)		Securities lending collateral is managed by Credit
		Suisse AG, New York Branch.

(d)		Debt obligation with a variable interest rate.
		Rate shown is rate at end of period.

		Various inputs are used in determining the value of the Portfolio’s
		investments. These inputs are summarized in the three broad
		levels listed below.
		Highest priority is given to Level 1 inputs and lowest priority
		is given to Level 3.
		Level 1 – quoted prices in active markets for identical securities
		Level 2 – other significant observable inputs (including quoted
		prices for similar securities, interest rates, prepayment speeds,
		credit risk, etc.)
		Level 3 – significant unobservable inputs (including the Portfolio’s
		own assumptions in determining fair value of investments)

		The following is a summary of the inputs used as of March
		31, 2011, in valuing the Portfolio’s assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$19,173,621	$-	$19,173,621
Preferred Stocks	1,477,973	3,858,403	-	5,336,376
Common Stocks	15,033,816	-	158,670	15,192,486
Asset Backed Securities	-	188,741	-	188,741
Collateralized Mortgage Obligations	-	502,616	-	502,616
Corporate Bonds	-	43,755,435	-	43,755,435
Municipal Bonds	-	2,646,053	10,470	2,656,523
Senior Floating Rate Loan Interests	-	5,892,386	-	5,892,386
Temporary Cash Investments	-	2,122,645	-	2,122,645
Money Market Mutual Funds	214,110	-	-	214,110
Total	$16,725,899	$78,139,900	$169,140	$95,034,939

	Common Stocks	Senior Floating Rate Loan Interests	Municpal Bonds
Balance as of 12/31/10	$42,645	$361,964	$10,470
Realized gain (loss)1	-	-	-
Change in unrealized appreciation (depreciation)2	-	-	-
Net purchases (sales)	-	-	-
Transfers in and out of Level 3	116,025	(361,964)	-
Balance as of 3/31/11	$158,670	$-	$10,470

1 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

		Pioneer Bond VCT Portfolio
		Schedule of Investments 3/31/2011 (unaudited)
Principal	Floating
Amount ($)	Rate (b)		Value
		CONVERTIBLE CORPORATE BONDS - 0.6%
		Energy - 0.3%
		Coal & Consumable Fuels - 0.3%
195,000		Massey Energy Co., 3.25%, 8/1/15	$220,594
		Total Energy	$220,594
		Semiconductors - 0.3%
		Semiconductors - 0.3%
175,000		Intel Corp., 2.95%, 12/15/35	$180,031
		Total Semiconductors	$180,031
		TOTAL CONVERTIBLE CORPORATE BONDS	$400,625
		(Cost $313,165)

		PREFERRED STOCKS - 0.8%
		Banks - 0.4%
		Diversified Banks - 0.4%
275		Wells Fargo & Co., 7.5%, 12/31/49	$284,680
		Total Banks	$284,680
		Insurance - 0.2%
		Life & Health Insurance - 0.2%
4,800		Delphi Financial Group, 7.376%, 5/15/37	$116,400
		Total Insurance	$116,400
		Real Estate - 0.2%
		Real Estate Operating Companies - 0.2%
2,070		Forest City Enterprises, Inc., 7.0%, 12/31/49	$143,865
		Total Real Estate	$143,865
		TOTAL PREFERRED STOCKS	$544,945
		(Cost $513,418)

		ASSET BACKED SECURITIES - 5.2%
		Materials - 0.6%
		Diversified Metals & Mining - 0.1%
35,927		Lehman ABS Manufactured Housing Contract Trust, 5.873%, 5/15/22	$37,964
		Steel - 0.5%
300,000		First NLC Trust, 0.74719%, 9/25/35	$279,225
65,000		HSBC Home Equity Loans, 5.63%, 3/20/36	68,147
			$347,372
		Total Materials	$385,336
		Banks - 2.9%
		Diversified Banks - 0.1%
80,206	0.35	Wells Fargo Home Equity Loans, Floating Rate Note, 4/25/37	$78,132
		Thrifts & Mortgage Finance - 2.7%
77,757		Ameriquest Mortgage Securities, Inc., 0.5625%, 11/25/34	$71,821
31,950	0.66	Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35	28,757
40,539		Citigroup Mortgage Loan Trust, 0.34606%, 1/25/37	39,302
1,182	0.36	Citigroup Mortgage Loan Trust, Floating Rate Note, 10/25/36	1,181
68,610	0.67	Citigroup Mortgage Loan Trust, Floating Rate Note, 7/25/35	65,864
190,000	0.74	Countrywide Asset Backed Certificates, Floating Rate Note, 11/25/35	177,391
65,000	0.65	Countrywide Asset Backed Certificates, Floating Rate Note, 8/25/35	58,973
70,978	0.68	Countrywide Asset Backed Certificates, Floating Rate Note, 8/25/35	69,713
166,315	5.07	Countrywide Asset Backed Certificates, Floating Rate Note, 12/25/35	158,811
96,353	0.96	Credit-Based Asset Servicing, Floating Rate Note, 5/25/50	92,359
71,270	5.56	CRMSI 2006-2 A3, Floating Rate Note, 9/25/36	71,537
150,525		FBR Securitization Trust, 2.76188%, 9/25/35	143,435
34,140	0.77	First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/24/34	32,389
6,611	0.34	Fremont Home Loan Trust, Floating Rate Note, 2/25/36	6,550
100,000	0.79	GSAA Trust, Floating Rate Note, 6/25/35	95,169
384	0.49	GSAMP Trust, Floating Rate Note, 11/25/35	384
38,833	0.69	GSAMP Trust, Floating Rate Note, 3/25/35	37,357
22,785	0.36	GSAMP Trust, Floating Rate Note, 8/25/36	22,319
100,000		LEAF II Receivables, 4.9%, 3/20/13	98,934
129,431		Local Insight Media Finance LLC, 5.88%, 10/23/37	56,950
35,189	0.32	Morgan Stanley ABS Capital, Inc., Floating Rate Note, 12/25/36	33,431
85,447		Morgan Stanley Home Equity, 0.28125%, 12/25/36	83,364
2,174		Morgan Stanley Ixis Real Estate, 1.445%, 11/25/36	2,139
240,021	0.52	Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35	229,381
30,752	0.37	Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38	30,001
100,000	0.67	RASC 2005-KS7 M1, Floating Rate Note, 8/25/35	95,740
100,000	0.66	Structured Asset Investment Loan, Floating Rate Note, 5/25/35	97,065
			$1,900,317
		Total Banks	$1,978,449
		Diversified Financials - 1.2%
		Diversified Financial Services - 0.6%
19,646	0.70	Asset Backed Securities Corp., Floating Rate Note, 4/25/35	$19,112
100,000		DT Auto Owner Trust, 3.46%, 1/15/14	100,040
57,552		DT Auto Owner Trust, 5.92%, 10/15/15	57,737
26,428	0.49	JPMorgan Mortgage Acquisition, Floating Rate Note, 12/25/35	24,381
200,000	0.84	Long Beach Mortgage Loan Trust, Floating Rate Note, 4/25/35	182,747
			$384,017
		Specialized Finance - 0.6%
100,000		Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37	$101,750
155,000		Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37	158,751
50,000	0.96	Irwin Home Equity Co., Floating Rate Note, 4/25/30	39,053
25,148		Master Asset Backed Securities Trust, 0.67375%, 5/25/35	24,407
63,724	0.61	New Century Home Equity Loan, Floating Rate Note, 3/25/35	57,561
70,000	0.63	SLMA 2004-10 A6B, Floating Rate Note, 4/27/26	69,951
			$451,473
		Total Diversified Financials	$835,490
		Real Estate - 0.1%
		Mortgage Real Estate Investment Trusts - 0.1%
80,000		FREMF Mortgage Trust, 5.237%, 9/25/43	$74,418
		Total Real Estate	$74,418
		Government - 0.5%
		Government - 0.5%
250,000		FHR 3211 PB, 5.5%, 2/15/33	$265,789
44,282		Freddie Mac, 5.0%, 8/15/35	45,402
1,615		Freddie Mac, 6.1%, 9/15/18	1,632
			$312,823
		Total Government	$312,823
		TOTAL ASSET BACKED SECURITIES	$3,586,516
		(Cost $3,556,023)

		COLLATERALIZED MORTGAGE OBLIGATIONS - 17.9%
		Materials - 0.5%
		Forest Products - 0.5%
40,000		T SRAR 2006-1 B, 5.7467%, 10/15/36	$41,722
315,000		TSTAR 2006-1A A, 5.668%, 10/15/36	336,725
			$378,447
		Total Materials	$378,447
		Banks - 12.1%
		Thrifts & Mortgage Finance - 12.1%
73,679		321 Henderson Receivables, Inc., 3.82%, 12/15/48	$71,201
116,191		Banc of America Alternative Loan Trust, 5.25%, 5/25/19	117,523
152,566		Banc of America Alternative Loan Trust, 5.5%, 9/25/33	157,436
81,224		Banc of America Alternative Loan Trust, 5.75%, 4/25/33	84,955
42,087		Banc of America Alternative Loan Trust, 6.0%, 3/25/34	43,136
971,861		Bayview Commercial Asset Trust, 2.65868%, 7/25/37	87,176
630,935		Bayview Commercial Asset Trust, 2.83149%, 9/25/37	64,040
60,000		BCAP LLC Trust, 5.0%, 11/25/36	60,512
55,131	2.58	Bear Stearns Adjustable Rate Mortgage, Floating Rate Note, 8/25/33	56,139
175,732		Chase Mortgage Finance Corp., 5.5%, 5/25/35	171,520
121,317		Chase Mortgage Finance Corp., 5.5%, 5/25/37	120,113
64,535	3.11	Chase Mortgage Finance Corp., Floating Rate Note, 2/25/37	65,986
134,875		Citigroup Commercial Mortgage, 4.639%, 5/15/43	135,538
101,499	4.86	Citigroup Mortgage Loan Trust, Floating Rate Note, 9/25/35	96,206
125,000	1.26	Citigroup Mortgage Loan Trust, Floating Rate Note, 9/25/37	117,074
52,843		Countrywide Alternative Loan Trust, 4.25%, 4/25/34	53,127
68,633		Countrywide Alternative Loan Trust, 4.75%, 10/25/33	68,848
60,807		Countrywide Alternative Loan Trust, 5.0%, 7/25/18	62,071
83,400		Countrywide Alternative Loan Trust, 5.5%, 1/25/35	84,511
102,243		Countrywide Alternative Loan Trust, 5.5%, 4/25/34	103,296
91,642		Countrywide Alternative Loan Trust, 5.5%, 8/25/34	90,279
127,950		Countrywide Alternative Loan Trust, 5.75%, 12/25/33	131,855
145,712		Countrywide Home Loan Mortgage Pass Through Trust, 4.867257%, 12/25/33	138,256
110,863		Countrywide Home Loan Trust, 4.5%, 9/25/35	104,381
222,521	1.51	Deutsche Mortgage Securities, Inc., Floating Rate Note, 10/25/47	222,590
6,500,000		Extended Stay America Trust, 1.165%, 1/5/16	131,197
66,683		First Horizon Asset Securities, Inc., 6.0%, 5/25/36	67,085
149,253	0.58	Global Mortgage Securities, Floating Rate Trust, 11/25/32	142,517
350,000		GMAC Commercial Mortgage Securities, Inc., 4.864%, 12/10/41	368,313
50,000		GMAC Commercial Mortgage Securities, Inc., 5.307%, 4/10/40	50,131
100,000		GS Mortgage Securities Corp. II, 4.209%, 2/10/21	99,530
120,369		GS Mortgage Securities Corp. II, 7.12% , 11/18/29	127,754
41,653	0.00	Impac CMB Trust, Floating Rate Note, 10/25/34	39,456
66,385	0.63	Impac CMB Trust, Floating Rate Note, 11/25/35	55,663
23,575	1.06	Impac Securities Assets Corp., Floating Rate Note, 11/25/34	22,542
103,090	0.58	Impac Securities Assets Corp., Floating Rate Note, 5/25/36	90,331
100,000		JPMCC 2002-C3 B, 5.146%, 7/12/35	103,801
36,420	4.93	JPMMT 2004-A1 3A1, Floating Rate Note, 2/25/34	37,078
69,498		JPMorgan Mortgage Trust, 2.675589%, 7/25/34	67,765
200,894		JPMorgan Mortgage Trust, 6.0%, 8/25/34	187,274
68,249		Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36	67,110
51,136		Master Adjustable Rate Mortgages Trust, 2.86771%, 4/21/34	49,821
78,865		Master Alternative Loans Trust, 5.5%, 10/25/19	79,796
172,811		Master Alternative Loans Trust, 5.5%, 2/25/35	177,850
236,742		Master Alternative Loans Trust, 6.0%, 7/25/34	239,137
126,450	6.73	Master Seasoned Securities Trust, Floating Rate Note, 9/25/32	132,693
34,708		Merrill Lynch Mortgage Trust, 4.556%, 6/12/43	35,036
28,374	0.00	Merrill Lynch/Countrywide Commercial, Floating Rate Note, 2/12/39	28,355
99,742		PHH Mortgage Capital, 6.6%, 12/25/27	98,492
638,621		Residential Asset Securities, 0.66%, 5/25/33	604,954
92,252		Residential Asset Securities, 5.5%, 7/25/35	88,480
69,816		Residential Funding Mortgage Securities, Inc., 5.0%, 5/25/18	71,805
250,000	5.01	SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49	31,625
519,572		Wachovia Bank Commercial Mortgage Trust, 4.368%, 8/15/41	520,814
400,000		Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41	420,543
158,891		Wachovia Bank Commercial Mortgage Trust, 4.957%, 8/15/35	159,556
50,888,281		Wachovia Bank Commercial Mortgage Trust, 0.015222%, 6/15/45	68,806
146,654	0.46	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 4/25/45	126,424
75,000	2.78	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 8/25/35	68,797
158,748		WaMu Mortgage Pass Through Certificatess 2.73272%, 1/25/35	157,344
100,000		WBCMT 2003-C9 B, 5.109%, 12/15/35	101,425
195,636		Wells Fargo Commercial Mortgage, 3.349%, 10/15/57	194,809
100,673		Wells Fargo Mortgage Backed Securities Trust, 5.0%, 11/25/36	101,618
99,192		Wells Fargo Mortgage Backed Securities Trust, 5.0%, 3/25/21	99,663
99,689		Wells Fargo Mortgage Backed Securities Trust, 5.5%, 5/25/35	99,484
170,230		Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36	167,338
161,895	0.00	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 1/25/35	147,974
47,495	2.85	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/34	48,426
45,687	2.94	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/35	45,440
80,177	5.64	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/36	79,081
			$8,410,902
		Total Banks	$8,410,902
		Diversified Financials - 4.8%
		Asset Management & Custody Banks - 0.1%
66,596	5.35	Jefferies & Co., Inc., Floating Rate Note, 5/26/37	$66,997
		Consumer Finance - 0.1%
74,672		GMAC Mortgage Corp. Loan Trust, 5.5%, 11/25/33	$75,408
		Diversified Financial Services - 4.1%
154,641		Banc of America Mortgage Securities, Inc., 4.75%, 10/25/20	$151,096
114,127		Banc of America Mortgage Securities, Inc., 5.0%, 8/25/33	114,021
110,262		Banc of America Mortgage Securities, Inc., 5.5%, 11/25/34	115,475
53,995		Banc of America Mortgage Securities, Inc., 5.75%, 1/25/35	56,081
230,287	3.22	Banc of America Mortgage Securities, Inc., Floating Rate Note, 11/25/33	224,663
115,487	2.94	Banc of America Mortgage Securities, Inc., Floating Rate Note, 5/25/35	112,634
133,868	2.75	Banc of America Mortgage Securities, Inc., Floating Rate Note, 6/25/34	125,606
115,236	2.92	Banc of America Mortgage Securities, Inc., Floating Rate Note, 7/25/33	113,070
60,255		Citicorp Mortgage Securities, Inc., 5.5%, 3/25/35	60,688
81,865		CMSI 2006-1 3A1, 5.0%, 2/25/36	82,487
150,000		Credit Suisse Mortgage Capital Certificates, 4.25%, 6/25/50	147,306
127,958		JPMorgan Alternative Loan Trust, 6.0%, 3/25/36	104,549
99,283	3.75	La Hipotecaria SA, Floating Rate Note, 9/8/39	101,517
9,427		Morgan Stanley Capital, Inc., 7.0%, 7/25/33	9,603
93,521		Nomura Resecuritization Trust, 5.235%, 3/26/36	92,352
147,715	5.50	RALI 2004-QS16 1A1, Floating Rate Note, 12/25/34	146,216
147,737		Residential Accredit Loans, Inc., 5.0%, 8/25/18	148,832
328,278	0.81	Residential Accredit Loans, Inc., Floating Rate Note, 10/25/17	324,619
101,073		Residential Accredit, 4.5%, 4/25/34	100,432
311,269		Residential Accredit, 5.0%, 5/25/19	321,238
64,883		Residential Accredit, 6.0%, 10/25/34	65,535
133,797	0.81	Residential Accredit, Floating Rate Note, 1/25/34	125,365
			$2,843,385
		Investment Banking & Brokerage - 0.4%
160,000		Banc of America Commercial Mortgage, Inc., 4.877%, 7/10/42	$169,135
110,000		Bear Stearns Commercial Mortgage Securities, 6.63%, 2/15/35	109,833
			$278,968
		Specialized Finance - 0.0%
51,187		CW Capital Cobalt, Ltd., 5.174%, 8/15/48	$52,137
		Total Diversified Financials	$3,316,895
		Real Estate - 0.5%
		Mortgage Real Estate Investment Trusts - 0.5%
124,031	1.61	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33	$119,282
200,000		Credit Suisse First Boston Mortgage Securities Corp., 6.448%, 9/15/34	200,087
			$319,369
		Total Real Estate	$319,369
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	$12,425,613
		(Cost $12,501,632)

		CORPORATE BONDS - 37.1%
		Energy - 5.0%
		Integrated Oil & Gas - 0.1%
55,000		Marathon Oil Corp., 5.9%, 3/15/18	$61,796
		Oil & Gas Drilling - 0.1%
50,000		Pride International, 6.875%, 8/15/20	$56,688
		Oil & Gas Equipment & Services - 0.5%
100,000	3.44	Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)	$93,250
195,000		Weatherford International, Ltd., 9.625%, 3/1/19	248,348
			$341,598
		Oil & Gas Exploration & Production - 0.6%
135,000		Canadian Natural Resources, 5.9%, 2/1/18	$152,459
95,741		Gazprom International SA, 7.201%, 2/1/20	104,118
100,000		TNK-BP Finance SA, 6.625%, 3/20/17 (144A)	107,000
65,000		TNK-BP Finance SA, 7.5%, 7/18/16 (144A)	72,800
			$436,377
		Oil & Gas Refining & Marketing - 1.5%
125,000		Holly Energy Partners LP, 6.25%, 3/1/15	$124,375
375,000		Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	409,968
200,000		Spectra Energy Capital, 6.2%, 4/15/18	222,546
210,000		Valero Energy Corp., 9.375%, 3/15/19	268,441
			$1,025,330
		Oil & Gas Storage & Transporation - 2.2%
50,000		Boardwalk Pipelines LLC, 5.5%, 2/1/17	$53,221
90,000		Buckeye Partners LP, 6.05%, 1/15/18	98,501
220,000		DCP Midstream, 9.75%, 3/15/19	283,559
250,000		Kinder Morgan Energy, 5.95%, 2/15/18	275,279
250,000		Plains All America Pipeline, 6.125%, 1/15/17	276,869
265,000		Questar Pipeline Co., 5.83%, 2/1/18	291,911
105,000		Southern Union Co., 7.2%, 11/1/66	100,275
50,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	55,000
110,000		The Williams Cos., Inc., 7.75%, 6/15/31	130,639
			$1,565,254
		Total Energy	$3,487,043
		Materials - 2.2%
		Aluminum - 0.2%
150,000		Alcoa, Inc., 6.15%, 8/15/20	$158,508
		Construction Materials - 0.3%
230,000		Holcim, Ltd., 6.0%, 12/30/19 (144A)	$241,055
		Diversified Metals & Mining - 0.4%
185,000		AngloGold Ashanti Holdings, 5.375%, 4/15/20	$187,652
69,000		Teck Resources, Ltd., 10.25%, 5/15/16	82,973
			$270,625
		Fertilizers & Agricultural Chemicals - 0.1%
100,000		CF Industries Holdings, Inc., 6.875%, 5/1/18	$112,250
		Paper Products - 0.1%
80,000		Georgia-Pacific LLC, 5.4%, 11/1/20	$78,998
		Specialty Chemicals - 0.3%
155,000		Cytec Industries, Inc., 8.95%, 7/1/17	$189,275
		Steel - 0.7%
260,000		ArcelorMittal, 6.125%, 6/1/18	$275,406
175,000		Commercial Metals Co., 7.35%, 8/15/18	182,441
			$457,847
		Total Materials	$1,508,558
		Capital Goods - 3.3%
		Aerospace & Defense - 0.2%
115,000		Esterline Technology, 6.625%, 3/1/17	$119,313
		Building Products - 0.6%
220,000	6.72	C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49	$170,500
260,000		Masco Corp., 7.125%, 3/15/20	269,067
			$439,567
		Construction & Farm Machinery & Heavy Trucks - 0.1%
65,000		Cummins, Inc., 6.75%, 2/15/27	$68,216
		Electrical Component & Equipment - 0.6%
205,000		Anixter International Corp., 5.95%, 3/1/15	$206,794
195,000		Belden CDT, Inc., 7.0%, 3/15/17	199,631
			$406,425
		Industrial Conglomerates - 0.4%
215,000		Tyco Electronics Group SA, 6.55%, 10/1/17	$246,047
40,000		Tyco International Finance SA, 8.5% 1/15/19	51,603
			$297,650
		Industrial Machinery - 0.4%
160,000		Ingersoll-Rand Global Holding, 9.5%, 4/15/14	$192,029
120,000		Valmont Industries, Inc., 6.625%, 4/20/20	123,652
			$315,681
		Trading Companies & Distributors - 0.9%
50,000		Ace Hardware Corp., 9.125%, 6/1/16 (144A)	$53,813
340,000		GATX Financial Corp., 6.0%, 2/15/18	360,829
210,000		Glencore Funding LLC, 6.0%, 4/15/14 (144A)	224,930
			$639,572
		Total Capital Goods	$2,286,424
		Commercial Services & Supplies - 0.3%
		Office Services & Supplies - 0.3%
225,000		Pitney Bowes, Inc., 5.6%, 3/15/18	$236,771
		Total Commercial Services & Supplies	$236,771
		Automobiles & Components - 0.1%
		Automobile Manufacturers - 0.0%
50,000		Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)	$52,261
		Total Automobiles & Components	$52,261
		Consumer Durables & Apparel - 0.4%
		Household Appliances - 0.4%
255,000		Whirlpool Corp., 5.5%, 3/1/13	$271,026
		Total Consumer Durables & Apparel	$271,026
		Consumer Services - 0.4%
		Education Services - 0.4%
165,000		Leland Stanford Junior University, 4.75%, 5/1/19	$177,467
105,000		President & Fellows of Harvard, 6.3%, 10/1/37	117,912
			$295,379
		Total Consumer Services	$295,379
		Media - 0.4%
		Broadcasting - 0.3%
165,000		Grupo Telivisa SA, 6.0%, 5/15/18 (144A)	$179,973
		Cable & Satellite - 0.1%
100,000		British Sky Broadcasting, 6.1%, 2/15/18 (144A)	$111,193
		Total Media	$291,166
		Food & Drug Retailing - 0.2%
		Drug Retail - 0.2%
50,478		CVS Pass-Through Trust, 5.298%, 1/11/27	$47,802
89,660		CVS Pass-Through Trust, 5.773%, 1/10/33	90,430
			$138,232
		Total Food & Drug Retailing	$138,232
		Food, Beverage & Tobacco - 0.8%
		Agricultural Products - 0.4%
310,000		Viterra, Inc., 5.95%, 8/1/20	$310,101
		Packaged Foods & Meats - 0.2%
120,000		Kraft Foods, Inc., 6.5%, 2/9/40	$128,170
		Tobacco - 0.2%
100,000		UST, Inc., 5.75%, 3/1/18	$106,208
		Total Food, Beverage & Tobacco	$544,479
		Pharmaceuticals & Biotechnology - 0.2%
		Life Sciences Tools & Services - 0.2%
135,000		Agilent Technologies, Inc., 6.5%, 11/1/17	$150,606
		Total Pharmaceuticals & Biotechnology	$150,606
		Banks - 4.0%
		Diversified Banks - 0.8%
220,000		Barclays Plc, 6.05%, 12/4/17	$229,212
200,000		Credit Agricole SA, 8.375%, 12/13/49	214,000
125,000		Scotiabank Peru SA, Floating Rate Note, 3/15/17 (144A)	125,800
			$569,012
		Regional Banks - 3.1%
285,000		Capitial One Capital VI, 8.875%, 5/15/40	$300,319
145,000		Mellon Funding Corp., 5.5%, 11/15/18	159,060
250,000		PNC Bank NA, 6.0%, 12/7/17	276,758
250,000	8.25	PNC Financial Services Group, Floating Rate Note, 5/29/49	263,867
100,000	8.70	PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49	106,942
250,000		Sovereign Bancorp, 8.75%, 5/30/18	282,438
490,000		State Street Capital, 8.25%, 3/15/42	490,637
210,000		Wachovia Bank NA, 6.0%, 11/15/17	233,163
80,000	7.70	Wells Fargo & Co., Floating Rate Note, 12/29/49	82,400
			$2,195,584
		Total Banks	$2,764,596
		Diversified Financials - 6.7%
		Asset Management & Custody Banks - 0.3%
205,000		Eaton Vance Corp., 6.5%, 10/2/17	$232,199
		Consumer Finance - 1.4%
200,000		Caterpillar Financial, 7.05%, 10/1/18	$241,492
415,000	4.00	SLM Corp., Floating Rate Note, 7/25/14	401,554
335,000		Springleaf Finance Corp., 6.9%, 12/15/17	306,106
			$949,152
		Diversified Financial Services - 1.6%
225,000		Alterra Finance LLC, 6.25%, 9/30/20	$227,147
200,000		Hyundai Capital Services, Inc., 6.0%, 5/5/15	214,682
565,000		JPMorgan Chase & Co., 7.9%, 4/29/49	625,008
16,271		Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)	16,281
			$1,083,118
		Investment Banking & Brokerage - 2.7%
100,000		Alta Wind Holdings, 7.0%, 6/30/35 (144A)	$105,321
665,000	5.79	Goldman Sachs Capital, Floating Rate Note, 12/29/49	573,563
200,000		Jefferies Group, Inc., 6.875%, 4/15/21	212,426
190,000		Macquarie Group, Ltd., 6.0%, 1/14/20	191,215
185,000		Morgan Stanley, 5.5%, 1/26/20	185,805
190,000		Morgan Stanley Dean Witter, 6.625%, 4/1/18	208,832
400,000		TD Ameritrade Holding Corp., 5.6%, 12/1/19	423,287
			$1,900,449
		Specialized Finance - 0.7%
295,000		Cantor Fitzgerald LP, 7.875%, 10/15/19	$306,524
180,000		National Rural Utilities Corp., 5.45%, 2/1/18	197,193
			$503,717
		Total Diversified Financials	$4,668,635
		Insurance - 4.0%
		Insurance Brokers - 0.1%
115,000		Leucadia National, 7.125%, 3/15/17 (144A)	$120,750
		Life & Health Insurance - 1.6%
75,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$82,355
210,000		Lincoln National Corp., 6.05%, 4/20/67	196,350
110,000		Lincoln National Corp., 8.75%, 7/1/19	139,289
270,000		MetLife, Inc., 10.75%, 8/1/39	372,600
270,000		Protective Life Corp., 7.375%, 10/15/19	300,420
			$1,091,014
		Multi-Line Insurance - 0.9%
240,000		Genworth Financial, Inc., 7.2%, 2/15/21	$238,354
275,000		Liberty Mutual Group, 7.0%, 3/15/37 (144A)	264,534
100,000		Liberty Mutual Group, 7.3%, 6/15/14 (144A)	108,181
			$611,069
		Property & Casualty Insurance - 0.7%
365,000		Hanover Insurance Group, 7.625%, 10/15/25	$370,468
50,000		The Hanover Insurance Group, Inc., 7.5%, 3/1/20	53,149
100,000		White Mountains Re Group, Ltd., 7.506%, 5/29/49	95,662
			$519,279
		Reinsurance - 0.6%
370,000		Platinum Underwriters HD, 7.5%, 6/1/17	$395,827
		Total Insurance	$2,737,939
		Real Estate - 3.8%
		Diversified Real Estate Activities - 0.4%
270,000		WEA Finance LLC, 7.125%, 4/15/18	$313,104
		Diversified Real Estate Investment Trusts - 0.6%
225,000		Dexus Finance Pty, Ltd., 7.125%, 10/15/14	$252,392
110,000		Digital Realty Trust LP, 4.5%, 7/15/15	112,981
45,000		Digital Realty Trust LP, 5.875%, 2/1/20	46,968
			$412,341
		Office Real Estate Investment Trusts - 0.2%
50,000		Mack-Cali Realty LP, 5.125%, 1/15/15	$53,264
100,000		Mack-Cali Realty LP, 5.125%, 2/15/14	106,344
			$159,608
		Real Estate Operating Companies - 0.3%
250,000		Forest City Enterprises, 6.5%, 2/1/17	$230,625
		Retail Real Estate Investment Trusts - 0.3%
205,000		Developers Diversified Realty, 7.5%, 4/1/17	$231,223
		Specialized Real Estate Investment Trusts - 1.8%
260,000		Health Care, Inc., 6.0%, 11/15/13	$283,192
150,000		Healthcare Realty Trust, Inc., 6.5%, 1/17/17	165,317
325,000		Hospitality Properties Trust, 7.875%, 8/15/14	363,046
280,000		Senior Housing Properties Trust, 6.75%, 4/15/20	296,387
145,000		Ventas Realty LP, 6.5%, 6/1/16	149,903
			$1,257,845
		Total Real Estate	$2,604,746
		Software & Services - 0.4%
		Data Processing & Outsourced Services - 0.0%
22,000		First Data Corp., 8.25%, 1/15/21	$21,945
		Internet Software & Services - 0.4%
250,000		GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	$257,046
		Total Software & Services	$278,991
		Technology Hardware & Equipment - 0.1%
		Communications Equipment - 0.1%
30,000		Brocade Communications Systems, 6.625%, 1/15/18	$31,763
30,000		Brocade Communications Systems, 6.875%, 1/15/20	32,400
			$64,163
		Total Technology Hardware & Equipment	$64,163
		Semiconductors - 0.3%
		Semiconductor Equipment - 0.3%
200,000		Klac Instruments Corp., 6.9%, 5/1/18	$220,575
		Total Semiconductors	$220,575
		Telecommunication Services - 0.6%
		Integrated Telecommunication Services - 0.2%
155,000		Embarq Corp., 7.082%, 6/1/16	$176,264
		Wireless Telecommunication Services - 0.4%
180,000		Crown Castle Towers LLC, 4.883%, 8/15/20	$180,121
75,000		WCP Wireless Site Funding LLC, 6.829%, 11/15/15	74,724
			$254,845
		Total Telecommunication Services	$431,109
		Utilities - 3.9%
		Electric Utilities - 1.8%
30,000		Commonwealth Edison, 6.15%, 9/15/17	$33,575
84,294		Crocket Cogeneration, 5.869%, 3/30/25 (144A)	83,340
215,000		Enel Finance International SA, 5.125%, 10/7/19 (144A)	216,783
71,996		FPL Energy National Wind, 6.125%, 3/25/19 (144A)	68,921
104,640		FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)	98,362
200,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	212,474
60,000		Neveda Power Co., 6.5%, 8/1/18	68,845
37,645		Orcal Geothermal, 6.21%, 12/30/20 (144A)	35,533
185,000		Public Service of New Mexico, 7.95%, 5/15/18	207,846
225,000		West Penn Power Co., 5.95%, 12/15/17	247,328
			$1,273,007
		Gas Utilities - 0.3%
252,547		Nakilat, Inc., 6.267%, 12/31/33 (144A)	$235,114
		Independent Power Producer & Energy Traders - 1.3%
332,224		Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)	$270,062
235,000		Intergen NV, 9.0%, 6/30/17	253,213
140,000		Kiowa Power Partners LLC, 5.737%, 3/20/21 (144A)	140,048
119,000		NSG Holdings, Inc., 7.75%, 12/15/25	116,620
155,358		Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)	157,274
			$937,217
		Multi-Utilities - 0.3%
215,000		NY State Gas and Electric, 6.15%, 12/15/17 (144A)	$231,038
		Total Utilities	$2,676,376
		TOTAL CORPORATE BONDS	$25,709,075
		(Cost $23,716,567)

		U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.6%
45,981		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	$49,067
92,635		Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	99,509
29,656		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	32,542
16,832		Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	18,517
37,069		Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	40,781
106,026		Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	116,643
23,644		Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	26,012
42,265		Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	46,498
18,089		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	19,736
67,817		Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	74,608
270,892		Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	298,019
67,602		Federal Home Loan Mortgage Corp., 6.5% 4/1/32	76,400
18,391		Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	20,785
37,082		Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	41,908
12,614		Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	14,256
4,656		Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	5,262
9,237		Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	10,439
22,780		Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	25,744
30,918		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	34,976
6,043		Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	6,953
7,357		Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	8,459
1,176		Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	1,353
11,316		Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	13,020
8,826		Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	9,613
22,694		Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	24,717
10,247		Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	11,884
1,300,000		Federal National Mortgage Association, 4.53%, 6/1/19	1,351,867
79,381		Federal National Mortgage Association, 5.0%, 7/1/19	84,984
75,937		Federal National Mortgage Association, 5.5%, 12/1/34	81,706
328,952		Federal National Mortgage Association, 5.5%, 2/1/18	359,974
7,468		Federal National Mortgage Association, 5.5%, 2/1/33	7,996
89,843		Federal National Mortgage Association, 5.5%, 3/1/18	97,503
155,936		Federal National Mortgage Association, 5.5%, 4/1/18	171,198
82,748		Federal National Mortgage Association, 5.5%, 6/1/33	91,061
172,671		Federal National Mortgage Association, 5.5%, 7/1/23	188,169
244,848		Federal National Mortgage Association, 5.5%, 9/1/17	265,723
107,862		Federal National Mortgage Association, 5.5%, 9/1/33	116,148
115,079		Federal National Mortgage Association, 5.9%, 7/1/28	127,021
11,697		Federal National Mortgage Association, 6.0%, 1/1/29	12,880
7,493		Federal National Mortgage Association, 6.0%, 1/1/29	8,203
15,789		Federal National Mortgage Association, 6.0%, 10/1/32	17,384
18,649		Federal National Mortgage Association, 6.0%, 11/1/32	20,534
49,061		Federal National Mortgage Association, 6.0%, 11/1/32	54,019
98,377		Federal National Mortgage Association, 6.0%, 11/1/32	108,320
325		Federal National Mortgage Association, 6.0%, 12/1/11	328
27,505		Federal National Mortgage Association, 6.0%, 12/1/31	30,285
39,453		Federal National Mortgage Association, 6.0%, 4/1/33	43,440
12,023		Federal National Mortgage Association, 6.0%, 6/1/15	12,720
58,446		Federal National Mortgage Association, 6.0%, 6/1/33	64,317
80,752		Federal National Mortgage Association, 6.0%, 7/1/34	88,837
28,910		Federal National Mortgage Association, 6.0%, 7/1/38	31,489
37,778		Federal National Mortgage Association, 6.0%, 9/1/29	41,596
37,660		Federal National Mortgage Association, 6.0%, 9/1/34	41,372
24,270		Federal National Mortgage Association, 6.5%, 1/1/29	27,454
16,721		Federal National Mortgage Association, 6.5%, 1/1/32	18,915
2,925		Federal National Mortgage Association, 6.5%, 10/1/31	3,309
21,047		Federal National Mortgage Association, 6.5%, 10/1/31	23,809
10,892		Federal National Mortgage Association, 6.5%, 11/1/28	12,322
10,802		Federal National Mortgage Association, 6.5%, 2/1/32	12,219
5,181		Federal National Mortgage Association, 6.5%, 3/1/32	5,856
45,655		Federal National Mortgage Association, 6.5%, 3/1/32	51,647
7,614		Federal National Mortgage Association, 6.5%, 3/1/32	8,614
33,004		Federal National Mortgage Association, 6.5%, 4/1/32	37,336
12,307		Federal National Mortgage Association, 6.5%, 7/1/21	13,607
67,685		Federal National Mortgage Association, 6.5%, 7/1/34	76,446
21,188		Federal National Mortgage Association, 6.5%, 8/1/32	23,968
22,357		Federal National Mortgage Association, 6.5%, 8/1/32	25,291
19,463		Federal National Mortgage Association, 6.5%, 8/1/32	22,017
5,811		Federal National Mortgage Association, 6.5%, 9/1/32	6,573
1,077		Federal National Mortgage Association, 7.0%, 1/1/29	1,245
9,733		Federal National Mortgage Association, 7.0%, 1/1/32	11,241
2,405		Federal National Mortgage Association, 7.0%, 3/1/12	2,452
4,555		Federal National Mortgage Association, 7.0%, 7/1/31	5,245
8,119		Federal National Mortgage Association, 7.0%, 8/1/19	9,300
12,988		Federal National Mortgage Association, 7.0%, 9/1/18	14,794
22,336		Federal National Mortgage Association, 7.0%, 9/1/30	25,821
5,645		Federal National Mortgage Association, 7.5%, 2/1/31	6,553
17,039		Federal National Mortgage Association, 8.0%, 10/1/30	19,271
22,269		Federal National Mortgage Association, 8.0%, 2/1/29	25,968
4,301		Federal National Mortgage Association, 8.0%, 2/1/30	5,025
2,946		Federal National Mortgage Association, 8.0%, 2/1/30	3,442
59,670		Federal National Mortgage Association, 8.0%, 3/1/31	69,717
2,493		Federal National Mortgage Association, 8.0%, 4/1/30	2,915
2,335		Federal National Mortgage Association, 8.0%, 5/1/31	2,730
9,625		Federal National Mortgage Association, 8.0%, 7/1/30	11,255
10,009		Federal National Mortgage Association, 9.5%, 2/1/21	11,575
44,189		Government National Mortgage Association I, 6.0%, 2/15/29	48,894
111,377		Government National Mortgage Association II, 5.0%, 12/20/18	119,617
321,263		Government National Mortgage Association II, 5.5%, 11/20/34	349,541
139,889		Government National Mortgage Association II, 5.9%, 2/20/28	152,726
227,594		Government National Mortgage Association II, 6.0%, 10/20/34	249,714
63,314		Government National Mortgage Association II, 6.0%, 11/20/33	69,388
22,509		Government National Mortgage Association II, 6.0%, 12/20/18	24,366
59,113		Government National Mortgage Association II, 6.0%, 7/20/19	64,211
10,116		Government National Mortgage Association II, 6.5%, 8/20/28	11,401
4,598		Government National Mortgage Association II, 7.0%, 1/20/31	5,308
25,005		Government National Mortgage Association II, 7.0%, 2/20/29	28,830
14,064		Government National Mortgage Association II, 7.0%, 5/20/26	16,147
225,219		Government National Mortgage Association, 4.5%, 12/15/18	239,606
61,563		Government National Mortgage Association, 4.5%, 4/15/20	65,417
50,426		Government National Mortgage Association, 5.0%, 1/20/20	54,117
78,604		Government National Mortgage Association, 5.0%, 11/20/19	84,395
148,131		Government National Mortgage Association, 5.0%, 5/15/19	159,414
80,967		Government National Mortgage Association, 5.0%, 7/15/17	86,684
79,259		Government National Mortgage Association, 5.0%, 7/15/19	85,209
71,827		Government National Mortgage Association, 5.0%, 9/15/33	76,686
216,712		Government National Mortgage Association, 5.5%, 10/15/33	236,238
91,446		Government National Mortgage Association, 5.5%, 10/15/34	99,629
52,822		Government National Mortgage Association, 5.5%, 3/15/33	57,581
84,374		Government National Mortgage Association, 5.5%, 4/15/33	91,977
115,599		Government National Mortgage Association, 5.5%, 6/15/17	125,166
73,031		Government National Mortgage Association, 5.5%, 7/15/33	79,612
129,964		Government National Mortgage Association, 5.5%, 8/15/33	141,674
87,807		Government National Mortgage Association, 5.72%, 10/15/29	96,458
117,726		Government National Mortgage Association, 6.0% 1/15/33	130,259
31,312		Government National Mortgage Association, 6.0%, 1/15/33	34,646
34,116		Government National Mortgage Association, 6.0%, 10/15/32	37,748
27,871		Government National Mortgage Association, 6.0%, 10/15/32	30,839
11,121		Government National Mortgage Association, 6.0%, 10/15/32	12,305
17,297		Government National Mortgage Association, 6.0%, 10/15/32	19,138
90,520		Government National Mortgage Association, 6.0%, 11/15/32	101,410
62,815		Government National Mortgage Association, 6.0%, 11/15/32	69,502
110,496		Government National Mortgage Association, 6.0%, 12/15/32	123,795
69,779		Government National Mortgage Association, 6.0%, 12/15/33	77,208
89,788		Government National Mortgage Association, 6.0%, 2/15/18	97,462
110,676		Government National Mortgage Association, 6.0%, 3/15/34	123,634
1,534		Government National Mortgage Association, 6.0%, 4/15/14	1,662
58,954		Government National Mortgage Association, 6.0%, 4/15/28	65,206
35,266		Government National Mortgage Association, 6.0%, 5/15/17	38,253
27,820		Government National Mortgage Association, 6.0%, 6/20/16	30,041
129,240		Government National Mortgage Association, 6.0%, 7/15/23	142,629
6,031		Government National Mortgage Association, 6.0%, 8/15/13	6,354
43,528		Government National Mortgage Association, 6.0%, 8/15/19	47,214
52,556		Government National Mortgage Association, 6.0%, 8/15/34	58,168
72,301		Government National Mortgage Association, 6.0%, 8/15/34	80,902
45,986		Government National Mortgage Association, 6.0%, 9/15/32	50,882
160,752		Government National Mortgage Association, 6.0%, 9/15/34	177,686
21,910		Government National Mortgage Association, 6.5%, 10/15/31	24,813
17,353		Government National Mortgage Association, 6.5%, 12/15/31	19,652
9,047		Government National Mortgage Association, 6.5%, 12/15/31	10,246
85,555		Government National Mortgage Association, 6.5%, 12/15/32	96,891
13,299		Government National Mortgage Association, 6.5%, 12/20/28	15,003
8,165		Government National Mortgage Association, 6.5%, 2/15/29	9,247
8,307		Government National Mortgage Association, 6.5%, 2/15/32	9,603
6,306		Government National Mortgage Association, 6.5%, 3/15/26	7,150
36,808		Government National Mortgage Association, 6.5%, 4/15/17	40,173
7,820		Government National Mortgage Association, 6.5%, 4/15/17	8,535
9,098		Government National Mortgage Association, 6.5%, 4/15/32	10,303
8,788		Government National Mortgage Association, 6.5%, 4/15/32	9,952
50,567		Government National Mortgage Association, 6.5%, 5/15/29	57,262
19,891		Government National Mortgage Association, 6.5%, 5/15/29	22,524
13,721		Government National Mortgage Association, 6.5%, 5/15/31	15,539
11,310		Government National Mortgage Association, 6.5%, 6/15/17	12,344
17,305		Government National Mortgage Association, 6.5%, 6/15/28	19,596
15,649		Government National Mortgage Association, 6.5%, 6/15/28	17,723
35,097		Government National Mortgage Association, 6.5%, 6/15/31	39,748
5,370		Government National Mortgage Association, 6.5%, 6/15/32	6,082
15,733		Government National Mortgage Association, 6.5%, 6/15/32	17,818
8,475		Government National Mortgage Association, 6.5%, 6/15/32	9,597
33,700		Government National Mortgage Association, 6.5%, 7/15/31	38,165
22,952		Government National Mortgage Association, 6.5%, 7/15/32	25,994
13,121		Government National Mortgage Association, 6.5%, 9/15/31	14,859
8,967		Government National Mortgage Association, 6.5%, 9/20/31	10,125
6,398		Government National Mortgage Association, 7.0%, 1/15/26	7,381
8,945		Government National Mortgage Association, 7.0%, 1/15/29	10,344
17,596		Government National Mortgage Association, 7.0%, 11/15/28	20,334
4,747		Government National Mortgage Association, 7.0%, 11/15/30	5,493
1,747		Government National Mortgage Association, 7.0%, 12/15/30	2,022
22,930		Government National Mortgage Association, 7.0%, 2/15/28	26,498
3,733		Government National Mortgage Association, 7.0%, 2/15/31	4,322
19,665		Government National Mortgage Association, 7.0%, 4/15/28	22,726
9,498		Government National Mortgage Association, 7.0%, 4/15/28	10,977
6,646		Government National Mortgage Association, 7.0%, 5/15/31	7,695
45,130		Government National Mortgage Association, 7.0%, 5/15/32	52,172
14,709		Government National Mortgage Association, 7.0%, 6/15/29	17,010
28,156		Government National Mortgage Association, 7.0%, 7/15/26	32,480
12,127		Government National Mortgage Association, 7.0%, 7/15/29	13,770
3,901		Government National Mortgage Association, 7.0%, 7/15/29	4,511
8,377		Government National Mortgage Association, 7.0%, 8/15/31	9,700
2,505		Government National Mortgage Association, 7.0%, 9/15/27	2,893
2,158		Government National Mortgage Association, 7.5%, 1/15/31	2,519
2,148		Government National Mortgage Association, 7.5%, 1/15/32	2,514
2,014		Government National Mortgage Association, 7.5%, 10/15/22	2,343
7,345		Government National Mortgage Association, 7.5%, 10/15/29	8,548
8,363		Government National Mortgage Association, 7.5%, 11/15/29	9,731
1,328		Government National Mortgage Association, 7.5%, 6/15/23	1,539
677		Government National Mortgage Association, 7.5%, 8/15/23	784
2,343		Government National Mortgage Association, 7.5%, 8/20/27	2,712
974		Government National Mortgage Association, 8.0%, 8/20/25	1,142
5,164,136	0.00	Government National Mortgage Association, Floating Rate Note, 11/16/51	268,696
160,546		New Valley Generation I, 7.299%, 3/15/19	183,568
500,000		U.S. Treasury Bills, 1.25%, 2/15/14	500,220
500,000		U.S. Treasury Notes, 2.125%, 2/29/16	498,150
200,000		U.S. Treasury Notes, 3.875%, 8/15/40	178,969
640,000		U.S. Treasury Notes, 4.25%, 5/15/39	613,900
230,000		U.S. Treasury Notes, 4.5%, 2/15/36	232,228
555,000		U.S. Treasury Notes, 4.5%, 5/15/38	556,648
500,000		U.S. Treasury Notes, 6.375%, 8/15/27	632,969
			$14,238,108
		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	$14,238,108
		(Cost $15,399,748)

		MUNICIPAL BONDS - 5.4%
		Municipal Airport - 0.1%
75,000		Indianapolis Airport Authority, 5.1%, 1/15/17	$80,584
		Municipal Development - 1.0%
150,000		Alliance Airport Authority Texas, 5.75%, 12/1/29	$106,076
175,000		California Statewide Communities Development Authority, 6.0%, 8/15/42	173,276
150,000		Louisiana Local Government Environmental Facilities & Community, 6.5%, 11/1/35	150,000
135,000		Selma Industrial Development Board, 5.8%, 5/1/34	132,633
150,000		St. John Baptist Parish Louisiana Revenue, 5.125%, 6/1/37	137,193
			$699,178
		Municipal General - 0.5%
175,000		Illinois Finance Authority, 6.5%, 10/15/40	$173,653
25,000		New York City Transitional Finance Authority, 5.0%, 11/1/33	24,798
100,000		State of Washington, 5.0%, 7/1/18	114,383
			$312,834
		Municipal Higher Education - 2.8%
275,000		California State University Revenue, 5.0%, 11/1/39	$240,655
150,000		Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	151,808
275,000		Conneticut State Health & Education, 5.0%, 7/1/42	277,379
75,000		Houston Higher Education Finance Corp., 5.0%, 5/15/40	75,818
70,000		Massachusetts Development Finance Agency, 5.0%, 10/15/40	71,060
400,000		Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36	423,432
60,000		Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	65,510
75,000		Massachusetts State Health & Education, 5.5%, 7/1/32	85,076
170,000		Missouri State Health & Educational Facilities, 5.0%, 11/15/39	171,651
65,000		New York State Dormitory Authority, 5.0%, 10/1/41	65,714
25,000		New York State Dormitory Authority, 5.0%, 7/1/35	25,109
200,000		New York State Dormitory Authority, 5.0%, 7/1/38	202,288
50,000		Texas A&M University, 5.0%, 7/1/30	52,124
			$1,907,624
		Municipal Pollution - 0.8%
235,000		Brazoria County Environmental, 5.95%, 5/15/33	$227,410
60,000		County of Sweetwater Wyoming, 5.6%, 12/1/35	56,470
60,000		Courtland Industrial Development Board, 5.0%, 8/1/27	53,860
290,000		Ohio State Pollution Control Revenue, 5.65%, 3/1/33	227,766
			$565,506
		Municipal Water - 0.3%
125,000		City of Charleston South Carolina, 5.0%, 1/1/41	$126,144
25,000		City of Charleston South Carolina, 5.0%, 1/1/35	25,345
50,000		Hampton Roads Sanitation District, 5.0%, 4/1/38	49,853
			$201,342
		TOTAL MUNICIPAL BONDS	$3,767,068
		(Cost $3,719,938)

		SENIOR FLOATING RATE LOAN INTERESTS - 10.9%**
		Energy - 0.2%
		Oil & Gas Refining & Marketing - 0.2%
110,000	5.25	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/30/18	$110,630
		Total Energy	$110,630
		Materials - 1.6%
		Diversified Chemical - 0.1%
53,714	7.50	Ineos U.S. Finance Corp., Senior Credit Term Loan, 12/16/13	$55,375
52,865	8.00	Ineos U.S. Finance Corp., Senior Credit Term Loan, 12/16/14	54,500
			$109,875
		Metal & Glass Containers - 0.6%
227,895	4.50	BWAY Holding Co., Replacement Term B Loan, 2/9/18	$228,939
152,231	6.75	Graham Packaging Co., Term C Loan, 4/5/14	153,420
20,284	4.50	ICL Industrial Containers, Replacement Term C Loan, 2/9/18	20,360
			$402,719
		Paper Packaging - 0.3%
29,850	6.00	Graham Packaging Co. LP, Term D Loan, 9/9/16	$30,130
164,991	3.05	Graphic Packaging International, Inc., Incremental Term Loan, 5/16/14	165,037
			$195,167
		Precious Metals & Minerals - 0.2%
150,000	0.00	Fairmount Minerals, Ltd.,Tranche B Term Loan, 3/1/17	$150,352
		Specialty Chemicals - 0.4%
250,000	5.50	Chemtura Corp., Facility Term Loan, 8/11/16	$252,240
		Total Materials	$1,110,353
		Capital Goods - 0.4%
		Aerospace & Defense - 0.4%
248,750	4.50	Triumph Group, Inc., Retired Term Loan, 6/16/16	$250,097
		Total Capital Goods	$250,097
		Commercial Services & Supplies - 0.3%
		Environmental & Facilities Services - 0.3%
193,467	2.26	Synagro Technologies, Inc., 1st Lien Term Loan, 4/2/14	$184,925
		Total Commercial Services & Supplies	$184,925
		Transportation - 0.1%
		Air Freight & Couriers - 0.1%
31,645	5.25	CEVA Group Plc, U.S. Tranche B Term Loan, 8/31/16	$31,171
19,383	5.25	CEVA Group Plc, Tranche B Dollar Term Loan, 8/31/16	19,092
25,103	5.26	CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16	24,695
			$74,958
		Total Transportation	$74,958
		Automobiles & Components - 1.1%
		Auto Parts & Equipment - 0.7%
143,983	3.01	Allison Transmission, Term Loan, 8/7/14	$143,083
36,697	2.19	Federal Mogul Corp., Tranche C Term Loan, 12/28/15	35,864
71,926	2.20	Federal Mogul Corp., Tranche B Term Loan, 12/29/14	70,294
246,039	4.25	Pinafore LLC, Term B1 Loan, 9/21/16	247,330
			$496,571
		Automobile Manufacturers - 0.1%
76,194	3.01	Ford Motor Co., Tranche B1 Term Loan, 12/15/13	$76,247
		Tires & Rubber - 0.3%
205,000	1.96	Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/14	$201,327
		Total Automobiles & Components	$774,145
		Consumer Durables & Apparel - 0.0%
		Housewares & Specialties - 0.0%
29,365	2.80	Jarden Corp., Term Loan, 1/24/12	$29,567
		Total Consumer Durables & Apparel	$29,567
		Consumer Services - 0.4%
		Restaurants - 0.4%
249,375	4.50	Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16	$249,352
		Total Consumer Services	$249,352
		Media - 0.9%
		Broadcasting - 0.2%
174,829	4.50	Univision Communications, Inc., Extended Term Loan, 3/29/17	$173,646
		Movies & Entertainment - 0.4%
215,760	5.25	Cinedigm Digital Funding, Inc., Term Loan, 4/29/16	$215,129
99,000	4.50	Live Nation Entertainment, Term B Loan, 10/20/16	99,433
			$314,562
		Publishing - 0.2%
149,250	4.75	Interactive Data Corp., Term B Loan, 1/31/18	$150,102
		Total Media	$638,310
		Household & Personal Products - 0.4%
		Personal Products - 0.4%
249,375	4.25	NBTY, Inc., Term B1 Loan, 10/1/17	$250,232
		Total Household & Personal Products	$250,232
		Health Care Equipment & Services - 1.8%
		Health Care Facilities - 0.7%
6,535	2.56	CHS/Community Health Systems, Inc., Non-Extended Term Loan, 7/25/14	$6,473
127,015	2.56	CHS/Community Health Systems, Inc., Non-Extended Term Loan, 7/25/14	126,814
30,953	2.56	HCA, Inc., Tranche B1 Term Loan, 11/18/13	30,854
74,231	3.56	HCA, Inc., Tranche B2 Term Loan, 11/18/13	74,174
229,844	4.00	Universal Health Services, Inc., Tranche B Term Loan, 11/30/16	231,029
			$469,344
		Health Care Services - 0.3%
190,677	2.50	Catalent Pharma Solutions, Inc., Dollar Term Loan, 4/10/14	$185,275
		Health Care Supplies - 0.5%
152,761	3.54	Bausch & Lomb, Inc., Parent Term Loan, 4/24/15	$152,761
37,138	3.50	Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15	37,138
170,152	3.29	Biomet, Inc., Dollar Term Loan, 3/25/15	170,105
			$360,004
		Health Care Technology - 0.3%
247,502	4.50	IMS Health, Inc., Tranche B Dollar Term Loan, 8/31/17	$248,869
		Total Health Care Equipment & Services	$1,263,492
		Pharmaceuticals & Biotechnology - 0.7%
		Biotechnology - 0.7%
250,000	0.00	Grifols, Inc., U.S. Tranche B Term Loan, 6/4/16	$252,134
93,714	4.25	Warner Chilcott Corp., B1 Term Loan, 3/3/18	94,261
46,857	4.25	Warner Chilcott Corp., B2 Term Loan, 3/3/18	47,130
64,429	4.25	Warner Chilcott Corp., B3 Term Loan, 3/3/18	64,804
			$458,329
		Total Pharmaceuticals & Biotechnology	$458,329
		Diversified Financials - 0.5%
		Investment Banking & Brokerage - 0.1%
96,137	5.25	LPL Holdings, Inc., 2017 Term Loan, 6/28/17	$97,098
		Specialized Finance - 0.3%
222,573	3.75	MSCI, Inc., Term B1 Loan, 3/14/17	$223,999
		Total Diversified Financials	$321,097
		Insurance - 0.4%
		Insurance Brokers - 0.4%
49,824	2.81	HUB International Holdings, Delayed Draw Term Loan, 6/13/14	$49,438
221,652	2.81	HUB International Holdings, Initial Term Loan, 6/13/14	219,933
			$269,371
		Total Insurance	$269,371
		Software & Services - 0.7%
		Data Processing & Outsourced Services - 0.4%
248,750	5.25	Fidelity National Information, Term B Loan, 7/18/16	$250,538
52,563	3.00	First Data Corp., Non-Extending Term Loan, 9/24/14	50,444
			$300,982
		IT Consulting & Other Services - 0.2%
142,625	2.01	Sungard Data Systems, Inc., Tranche A U.S. Term Loan, 2/28/14	$141,867
		Systems Software - 0.1%
42,170	5.25	Dealer Computer Services, Term Loan, 4/1/17	$42,365
		Total Software & Services	$485,214
		Technology Hardware & Equipment - 0.4%
		Electronic Components - 0.4%
64,840	2.50	Flextronics Semiconductor, A1A Delayed Draw Term Loan, 10/1/14	$64,551
225,644	2.51	Flextronics Semiconductor, Closing Date Term Loan, 10/1/14	224,637
			$289,188
		Total Technology Hardware & Equipment	$289,188
		Semiconductors - 0.4%
		Semiconductor Equipment - 0.3%
248,496	4.31	Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14	$248,806
		Semiconductors - 0.1%
92,732	4.75	Intersil Corp., Term Loan, 4/27/16	$93,103
		Total Semiconductors	$341,909
		Telecommunication Services - 0.3%
		Integrated Telecommunications Services - 0.2%
11,198	3.25	Telesat Canada, Inc., U.S. Term II Loan, 10/31/14	$11,189
130,365	3.25	Telesat Canada, Inc., U.S. Term I Loan, 10/31/14	130,257
			$141,446
		Wireless Telecommunication Services - 0.1%
90,000	3.30	Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14	$88,453
		Total Telecommunication Services	$229,899
		Utilities - 0.3%
		Electric Utilities - 0.3%
242,969	3.78	Texas Competitive Electric Holdings, Initial Tranche B2 Term Loan, 10/10/14	$205,092
		Total Utilities	$205,092
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS	$7,536,160
		(Cost $7,377,400)
		TOTAL INVESTMENT IN SECURITIES - 98.5%	$68,208,110
		(Cost $67,298,144)(a)
		OTHER ASSETS AND LIABILITIES - 1.5%	$1,039,359
		TOTAL NET ASSETS - 100.0%	$69,247,469

*		Non-income producing security.

PIK		Represents a pay in kind security.

**		Senior floating rate loan interests in which the Portfolio
		invests generally pay interest rates that are periodically
		redetermined by reference to a base lending rate plus a
		premium. These base lending rates are generally (i) the
		lending rate offered by one or more major European
		banks, such as LIBOR (London InterBank Offered
		Rate), (ii) the prime rate offered by one or more major
		United States banks, (iii) the certificate of deposit
		or (iv) other base lending rates used by commercial
		lenders. The rate shown is the coupon rate at period end.

(144A)		Security is exempt from registration under Rule (144A)
		of the Securities Act of 1933. Such securities may be
		resold normally to qualified institutional buyers in a
		transaction exempt from registration. At March 31, 2011,
		the value of these securities amounted to $4,293,105
		or 6.2% of total net assets.

(a)		At March 31, 2011, the net unrealized gain on investments based on
		cost for federal income tax purposes of $67,387,874 was as follows:

		Aggregate gross unrealized gain for all investments in which
		there is an excess of value over tax cost	$1,680,303

		Aggregate gross unrealized loss for all investments in which
		there is an excess of tax cost over value	(860,067)

		Net unrealized gain	$820,236

(b)		Debt obligation with a variable interest rate.
		Rate shown is rate at end of period.

		Various inputs are used in determining the value of the Portfolio’s
		investments. These inputs are summarized in the three broad
		levels listed below.
		Highest priority is given to Level 1 inputs and lowest priority
		is given to Level 3.
		Level 1 – quoted prices in active markets for identical securities
		Level 2 – other significant observable inputs (including quoted
		prices for similar securities, interest rates, prepayment speeds,
		credit risk, etc.)
		Level 3 – significant unobservable inputs (including the Portfolio’s
		own assumptions in determining fair value of investments)

		The following is a summary of the inputs used as of March
		31, 2011, in valuing the Portfolio’s assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$400,625	$-	$400,625
Preferred Stocks	401,080	143,865	-	544,945
Asset Backed Securities	-	3,586,516	-	3,586,516
Collateralized Mortgage Obligations	-	12,425,613	-	12,425,613
Corporate Bonds	-	25,709,075	-	25,709,075
U.S. Government Agency Obligations	-	14,238,108	-	14,238,108
Municipal Bonds	-	3,767,068	-	3,767,068
Senior Floating Rate Loan Interests	-	7,536,160	-	7,536,160
Temporary Cash Investments	-	-	-	-
Money Market Mutual Funds	-	-	-	-
Total	$401,080	$67,807,030	$-	$68,208,110
Other Financial Instruments*	$27,921	$-	$-	$27,921

* Other financial instruments include futures contracts.

				Pioneer Strategic Income VCT Portfolio
				Schedule of Investments 3/31/11 (unaudited)
	Principal	Floating	S&P/Moody's		Value
	Amount	Rate (d)	Ratings
				CONVERTIBLE CORPORATE BONDS - 2.5%
				Energy - 0.6%
				Coal & Consumable Fuels - 0.4%
	116,000		BB- / NR	Massey Energy Co., 3.25%, 8/1/15	$131,225
				Oil & Gas Exploration & Production - 0.2%
	55,000		BB / Ba3	Chesapeake Energy, 2.5%, 5/15/37	$59,744
				Total Energy	$190,969
				Materials - 0.3%
				Forest Products - 0.3%
	60,000		BB / NR	Sino-Forest Corp., 4.25%, 12/15/16	$85,500
				Total Materials	$85,500
				Capital Goods - 0.5%
				Electrical Component & Equipment - 0.5%
	104,000		B / B2	General Cable Corp., 4.5%, 11/15/29	$145,210
				Total Capital Goods	$145,210
				Transportation - 0.3%
				Marine - 0.3%
	111,000		CC / Ca	Horizon Lines, 4.25%, 8/15/12 (b)	$86,303
				Total Transportation	$86,303
				Health Care Equipment & Services - 0.3%
				Health Care Services - 0.1%
	34,000		B+ / B2	Omnicare, Inc., 3.25%, 12/15/35	$31,535
				Health Care Technology - 0.1%
	25,000		NR / NR	WebMD Health Corp., 2.25%, 3/31/16	$24,219
	25,000		NR / NR	WebMD Health Corp., 2.5%, 1/31/18	25,125
					$49,344
				Total Health Care Equipment & Services	$80,879
				Semiconductors - 0.6%
	150,000		A- / NR	Intel Corp., 2.95%, 12/15/35	$154,313
	50,000		NR / NR	JA Solar Holdings Co., 4.5%, 5/15/13	47,938
					$202,251
				Total Semiconductors	$202,251
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $647,442)	$791,112
	Shares
				PREFERRED STOCKS - 1.2%
				Banks - 0.4%
				Diversified Banks - 0.4%
	125			Wells Fargo & Co., 7.5%, 12/31/49	$129,400
				Total Banks	$129,400
				Diversified Financials - 0.3%
				Diversified Financial Services - 0.3%
	3,000			Citigroup Capital XIII, 7.875%, 10/30/40	$82,200
	1,000			GMAC Capital Trust I *	25,500
					$107,700
				Total Diversified Financials	$107,700
				Real Estate - 0.5%
				Real Estate Operating Companies - 0.5%
	2,331			Forest City Enterprises, Inc., 7.0%, 12/31/49	$162,005
				Total Real Estate	$162,005
				TOTAL PREFERRED STOCKS
				(Cost $357,751)	$399,105

				COMMON STOCKS - 0.4%
				Materials - 0.1%
				Forest Products - 0.0%
	3,450			Ainsworth Lumber Co., Ltd. *	$13,746
				Steel - 0.0%
	2,280			KNIA Holdings, Inc. *	$15,934
				Total Materials	$29,680
				Transportation - 0.0%
				Airlines - 0.0%
	1,238			Delta Air Lines, Inc. *	$12,132
				Total Transportation	$12,132
				Diversified Financials - 0.1%
				Asset Management & Custody Banks - 0.1%
	535			Legg Mason, Inc.	$19,308
				Total Diversified Financials	$19,308
				Real Estate - 0.3%
				Real Estate Development - 0.3%
	53,392			Newhall Land Development LLC *	$81,423
				Total Real Estate	$81,423
				TOTAL COMMON STOCKS
	Principal			(Cost $128,552)	$142,543
	Amount
				ASSET BACKED SECURITIES - 5.6%
				Energy - 0.1%
				Integrated Oil & Gas - 0.1%
	28,809		BBB+ / Baa1	PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)	$30,681
				Total Energy	$30,681
				Materials - 0.3%
				Diversified Metals & Mining - 0.0%
	17,963		BBB+ / A2	Lehman ABS Manufactured Housing Contract Trust, 5.873%, 5/15/22	$18,982
				Steel - 0.3%
	50,000		BB / Caa1	Accredited Mortgage Loan Trust, 0.40625%, 9/25/36	$40,811
	49,639		AAA / Aa1	Centex Home Equity, 3.173%, 6/25/33	48,889
					$89,700
				Total Materials	$108,682
				Transportation - 0.1%
				Airlines - 0.1%
	35,000		A- / Baa2	Delta Air Lines, Inc., 4.95%, 11/23/19	$35,000
	809		B+ / WR	Delta Airlines, Inc., 7.779%, 1/2/12	811
					$35,811
				Consumer Services - 0.9%
				Restaurants - 0.9%
	160,000		BBB- / Baa3	Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37	$162,800
	118,000		BB / Aaa	Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37	120,856
					$283,656
				Total Consumer Services	$283,656
				Banks - 2.8%
				Diversified Banks - 0.4%
	98,250		AAA / NR	Wells Fargo Home Equity Trust, 0.6415%, 12/25/35	$92,163
	22,790	0.58	AAA / Aaa	Wells Fargo Home Equity Trust, Floating Rate Note, 11/25/35	22,132
					$114,295
				Thrifts & Mortgage Finance - 2.4%
	37,960	0.83	AA+ / Baa2	ACE 2004-HE4 M1, Floating Rate Note, 12/25/34	$29,741
	9,393		B / B3	ACE Securities Corp., 0.30344%, 12/25/36	9,150
	34,304		AAA / Aa1	Ameriquest Mortgage Securities, Inc., 0.5625%, 11/25/34	31,686
	26,967	0.40	AAA / Baa1	Carrington Mortgage Loan Trust, Floating Rate Note, 1/25/37	26,540
	14,496	0.37	AA+ / Ba3	Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35	13,712
	9,576	0.74	AA / Aa1	Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35	9,524
	19,359		B / Caa1	Citigroup Mortgage Loan Trust, Inc., 0.32375%, 7/254/5	16,023
	43,383	4.46	BBB / Ba1	Countrywide Asset Backed Certificates, Floating Rate Note, 10/25/35	43,021
	52,724		BBB+ / B2	Countrywide Asset-Backed Certificates, 0.50875%, 6/25/36	45,774
	69,500	0.72	AAA / Baa2	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	65,586
	49,410	0.45	A / Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/37	48,107
	25,881	0.44	BB+ / B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/36	22,321
	27,799	0.51	BB- / Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36	24,907
	59,957	5.07	AAA / Ba2	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	57,252
	17,117	0.32	B- / B1	Credit-Based Asset Servicing, Floating Rate Note, 4/25/37	13,465
	49,218	5.68	B+ / Ba1	CWL 2006-15 A2, Floating Rate Note, 10/25/46	48,340
	24,837		AAA / A1	FBR Securitization Trust, 2.76188%, 9/25/35	23,667
	25,000	0.77	AAA / Baa1	First Franklin Mortgage, Floating Rate Note, 9/25/35	22,203
	15,522	0.68	AA+ / NR	First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 3/25/35	15,160
	2,516	0.77	AAA / Aaa	First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/24/34	2,387
	2,467	0.34	A / A2	Fremont Home Loan Trust, Floating Rate Note, 2/25/36	2,444
	145	0.49	AAA / Aa2	GSAMP Trust, Floating Rate Note, 11/25/35	145
	32,544	0.36	AA- / Ba2	GSAMP Trust, Floating Rate Note, 8/25/36	31,061
	44,887	0.58	CC / Ca	Lehman XS Trust., Floating Rate Note, 12/25/35	13,147
	2,867	0.33	A / Baa1	Morgan Stanley Capital Trust, Floating Rate Note, 8/25/36	2,859
	36,003	0.51	AAA / Aa3	Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35	34,407
	12,581	0.37	A / Aa3	Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38	12,273
	33,000	0.67	AA+ / A3	RASC 2005-KS7 M1, Floating Rate Note, 8/25/35	31,594
	25,000	0.82	AA / Ba1	Residential Asset Mortgage Pro, Floating Rate Note, 7/25/35	22,579
	13,988	0.82	BB+ / Ba1	Securitized Asset Backed, Floating Rate Note, 4/25/35	13,389
	25,000		AA / Ba2	Structured Asset Securities Corp., 0.39375%, 3/25/37	20,859
	14,038	0.35	AAA / Baa3	SVHE 2007-NS1 A1, Floating Rate Note, 1/25/37	13,731
					$767,054
				Total Banks	$881,349
				Diversified Financials - 0.8%
				Consumer Finance - 0.2%
	50,000	0.60	B / A3	Novastar Home Equity Loan, Floating Rate Note, 1/25/36	$43,146
	11,952	0.50	A / Ba3	Specialty Underwriting & Residential Finance, Floating Rate Note, 9/25/36	11,664
					$54,810
				Diversified Financial Services - 0.5%
	19,609		B / B1	Ellington Loan Acquisition, 1.0625%, 5/27/37	$18,181
	48,975		AA / A1	Home Equity Asset Trust, 0.76875%, 8/25/35	48,014
	21,087	0.51	AAA / Aa1	Home Equity Asset Trust, Floating Rate Note, 12/25/35	19,363
	10,801	0.49	AAA / A1	JP Morgan Mortgage Acquisition, Floating Rate Note, 12/25/35	9,965
	100,000	0.84	AA- / A3	Long Beach Mortgage Loan Trust, Floating Rate Note, 4/25/35	91,374
					$186,897
				Specialized Finance - 0.1%
	25,000	0.96	A / A2	Irwin Home Equity Co., Floating Rate Note, 4/25/30	$19,527
	8,496		AA+ / Aa1	Master Asset Backed Security Trust, 0.67375%, 5/25/35	8,246
					$27,773
				Total Diversified Financials	$269,480
				Real Estate - 0.2%
				Mortgage Real Estate Investment Trust - 0.2%
	50,000		A- / NR	FREMF Mortgage Trust, 4.437%, 11/25/17	$45,594
	30,000		NR / NR	FREMF Mortgage Trust, 5.163344%, 9/25/45	29,442
					$75,036
				Total Real Estate	$75,036
				Telecommunication Services - 0.3%
				Wireless Telecommunication Services - 0.3%
	90,000		NR / A2	GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	$92,536
				Total Software & Services	$92,536
				TOTAL ASSET BACKED SECURITIES
				(Cost $1,569,695)	$1,777,231

				COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%
				Materials - 0.4%
				Forest Products - 0.4%
	121,000	0.00	BB / B1	T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)	$126,287
				Total Materials	$126,287
				Banks - 7.9%
				Diversified Banks - 0.1%
	40,000	5.22	BB+ / Ba3	Citigroup/Deutsche Bank Commercial, Floating Rate Note, 7/15/44	$27,222
				Thrifts & Mortgage Finance - 7.8%
	37,296		AAA / Baa3	Adjustable Rate Mortgage Trust, 3.339205%, 4/25/35	$34,761
	14,394		NR / B2	Bank of America Alternative Loan Trust, 6.0%, 11/25/34	14,890
	17,742		NR / Baa3	Bank of America Alternative Loan Trust, 6.0%, 3/25/34	18,185
	42,974		NR / B2	Bank of America Alternative Loan Trust, 6.0%, 4/25/34	41,940
	49,796		NR / B2	Bank of America Alternative Loan Trust, 5.25%, 5/25/19	50,367
	35,738		AAA / Aaa	Bayview Commercial Asset Trust, 0.67375%, 4/25/34	31,721
	279,842		AA / Aa1	Bayview Commercial Asset Trust, 2.83149%, 9/25/37	28,404
	81,217	2.58	AAA / Aaa	Bear Stearns Adjustable Rate Mortgage, Floating Rate Note, 8/25/33	82,703
	31,194	5.24	A- / A1	Bear Stearns Adjustable Rate Mortgage, Floating Rate Note, 8/25/35	30,134
	68,985		AAA / Aaa	Charlie Mac, 5.0%, 10/25/34	70,489
	44,001	3.11	AAA / A1	Chase Mortgage Finance Corp., Floating Rate Note, 2/25/37	44,990
	44,958		AAA / Aaa	Citigroup Commercial Mortgage, 4.639%, 5/15/43	45,179
	45,617	4.86	A- / NR	Citigroup Mortgage Loan Trust, Floating Rate Note, 9/25/35	43,239
	100,000	1.26	AAA / NR	Citigroup Mortgage Loan Trust, Floating Rate Note, 9/25/37	93,659
	13,900		AAA / B2	Countrywide Alternative Loan Trust, 5.5%, 1/25/35	14,085
	54,985		AAA / NR	Countrywide Alternative Loan Trust, 5.5%, 8/25/34	54,167
	30,868	0.59	CCC / Caa3	Countrywide Alternative Loan Trust, Floating Rate Note, 10/25/35	19,370
	26,935	0.66	AAA / Baa3	Countrywide Alternative Loan Trust, Floating Rate Note, 3/25/34	25,713
	68,854	0.61	AAA / Ba1	Countrywide Alternative Loan Trust, Floating Rate Note, 9/25/34	66,012
	82,854		AAA / NR	Countrywide Alternative Loan Trust, 5.25%, 9/25/33	85,306
	807	3.84	AA / A2	Countrywide Home Loans, Floating Rate Note, 9/25/33	676
	79,106		AAA / NR	CWALT2004-3T1 A3, 5.0%, 5/25/34	81,816
	121,375	1.51	AAA / NR	Deutsche Mortgage Securities, Inc., Floating Rate Note, 10/25/47	125,160
	27,375	0.68	CC / C	DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45	13,041
	3,400,000		BBB / Baa2	Extended Stay America Trust, 1.165%, 1/5/16	68,626
	35,564		A- / NR	First Horizon Asset Securities, Inc., 6.0%, 5/25/36	35,779
	24,953		NR / Baa1	GE Capital Commercial Mortgage Corp., 7.4233%, 1/15/33	24,811
	12,237	0.70	AAA / Ba3	Global Tower Partners Acquisition, Floating Rate Note, 10/25/44	10,319
	30,000	5.31	BBB+ / Baa2	GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/36	28,236
	25,000		A / A2	GMAC Commercial Mortgage Securities, Inc., 5.307%, 4/10/40	25,065
	50,000		NR / NR	GS Mortgage Securities Corp., 4.209%, 2/10/21	49,765
	66,385	0.63	NR / Aaa	Impac CMB Trust, Floating Rate Note, 11/25/35	55,663
	9,049	0.87	AAA / Baa2	Impac Cmb Trust, Floating Rate Note, 9/25/34	7,063
	34,363	0.58	AAA / Aaa	Impac Securities Assets Corp., Floating Rate Note, 5/25/36	30,110
	30,000		NR / Baa3	JP Morgan Chase Commercial Mortgage Securities Corp., 5.53853%, 7/12/37	23,954
	59,004		AA- / NR	JP Morgan Mortgage Trust, 5.2167%, 6/25/35	57,523
	30,590		NR / B2	JP Morgan Mortgage Trust, 5.345285%, 10/25/35	30,159
	14,693	4.95	B+ / B1	JP Morgan Mortgage Trust, Floating Rate Note, 11/25/35	14,124
	22,750		AAA / A3	Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36	22,370
	23,978	0.51	D / C	Luminent Mortgage Trust, Floating Rate Note, 7/25/36	1,032
	32,474		AA / NR	Master Alternative Loans Trust, 5.5%, 10/25/19	32,857
	50,580	6.73	BBB / NR	Master Seasoned Securities Trust, Floating Rate Note, 9/25/32	53,077
	13,883		AAA / Aaa	Merrill Lynch Mortgage Trust, 4.556%, 6/12/43	14,015
	107,133	0.49	AAA / Aaa	MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29	101,978
	47,477		NR / Aa3	PHH Mortgage Capital, 6.6%, 12/25/27	46,882
	314,812		AAA / NR	Residential Asset Securities, 0.66%, 5/25/33	298,216
	55,351		AAA / NR	Residential Asset Securities, 5.5%, 7/25/35	53,088
	28,553		BBB / NR	Residential Funding Mortgage Securities, Inc., 5.5%, 8/25/35	29,037
	16,528	0.56	BBB- / Caa1	Structured Asset Mortgage Investments, Inc., Floating Rate Note, 9/25/45	10,922
	25,266	5.33	AAA / A1	Structured Asset Securities Co., Floating Rate Note, 5/25/24	24,698
	16,552		BB / NR	WaMu Mortgage Pass-Through Certificates, 4.82069%, 9/25/35	16,290
	54,629	0.46	AAA / Caa1	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 4/25/45	47,093
	20,103		A / B1	Wells Fargo Mortgage Backed Securities, 5.5%, 10/25/35	20,275
	40,260		NR / B2	Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/21	40,451
	62,172	2.79	AAA / B1	Wells Fargo Mortgage Backed Securities, Floating Rate Note, 10/25/35	59,141
	29,121	5.09	B+ / Aaa	Wells Fargo Mortgage Backed Securities, Floating Rate Note, 9/25/35	28,955
	38,904		NR / B1	Wells Fargo Mortgage Backed Securities Trust, 4.832239%, 3/25/36	38,363
					$2,515,944
				Total Banks	$2,543,166
				Diversified Financials - 3.0%
				Asset Management & Custody Banks - 0.2%
	66,596	5.35	NR / NR	Jefferies & Co., Inc., Floating Rate Note, 5/26/37	$66,997
				Consumer Finance - 0.3%
	6,140	0.00	NR / A2	GMAC Mortgage Corp., Loan Trust, 4.25%, 7/25/40	$6,205
	37,336	0.00	AAA / Aaa	GMAC Mortgage Corp., Loan Trust, 5.5%, 11/25/33	37,704
	40,646	5.26	A+ / B2	GMAC Mortgage Corp., Loan Trust, Floating Rate Note, 3/18/35	37,034
					$80,943
				Diversified Financial Services - 1.6%
	63,000		A+ / Baa2	American Tower Trust, 5.9568%, 4/15/14	$66,500
	48,015	2.92	AAA / Aaa	Bank of America Mortgage, Floating Rate Note, 7/25/33	47,112
	49,485		AAA / Ba1	Bank of America Mortgage, 4.75%, 10/25/20	48,351
	69,977	2.75	AAA / Aaa	Bank of America Mortgage Securities, Floating Rate Note, 6/25/34	65,658
	27,692	5.12	AAA / NR	Bank of America Mortgage Securities, Floating Rate Note, 9/25/35	26,560
	8,007		B+ / Caa1	Chaseflex Trust, 5.0%, 5/25/20	7,531
	75,000		NR / NR	Credit Suisse Mortgage Capital Certificates, 4.25%, 6/25/50	73,653
	42,226		CCC / NR	J.P. Morgan Alternative Loan Trust, 6.0%, 3/25/36	34,501
	32,442		AAA / NR	Residential Accredited Loans, Inc., 6.0%, 10/25/34	32,768
	18,719		AAA / Aa3	Residential Accredited Loans, Inc., 5.0%, 1/25/33	18,936
	50,000		AAA / Baa3	Residential Accredited Loans, Inc., 5.75%, 4/25/34	50,359
	28,177	0.95	AAA / Baa2	Residential Accredited Loans, Inc., Floating Rate Note, 4/25/34	26,107
	26,009	2.77	AAA / Baa3	Structured Adjustable Rate Mortgage, Floating Rate Note, 2/25/34	23,157
					$521,193
				Investment Banking & Brokerage - 0.9%
	100,000	7.11	BBB+ / Baa2	Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 10/15/36	$99,619
	14,457	5.63	NR / Aaa	Bear Stearns Commercial Mortgage, Floating Rate Note, 4/12/38	14,449
	18,545		CCC / NR	Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	18,322
	25,000		BBB+ / Baa2	Credit Suisse First Boston Mortgage Securities Corp., 5.405%, 3/15/35	24,026
	35,000		BBB+ / B1	Credit Suisse First Boston Mortgage Securities Corp., 6.006%, 11/15/36	34,838
	25,000	4.62	BBB+ / Baa2	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 5/15/38	23,283
	41,359	1.75	AA+ / WR	CS First Boston Mortgage Security, Floating Rate Note, 8/25/33	39,097
	39,435		BB / Caa1	Deutsche ALT-A Securities, Inc., 5.5%, 11/25/35	34,607
					$288,241
				Specialized Finance - 0.0%
	3,293	0.95	AA+ / Caa1	INDX 2004-AR1 2A, Floating Rate Note, 4/25/34	$2,457
				Total Diversified Financials	$959,831
				Real Estate - 0.1%
				Mortgage Real Estate Investment Trust - 0.1%
	41,092		AAA / B1	American Home Mortgage Investment Trust, 2.465%, 6/25/45	$38,812
				Total Real Estate	$38,812
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $3,647,829)	$3,668,096

				CORPORATE BONDS - 44.9%
				Energy - 6.6%
				Coal & Consumable Fuels - 0.9%
	50,000		B+ / B2	Berau Capital Resources, 12.5%, 7/8/15 (144A)	$58,375
	50,000		B / Caa1	Foresight Energy LLC, 9.625%, 8/15/17 (144A)	53,813
	50,000		BB- / B2	International Coal Group, 9.125%, 4/1/18	56,750
	100,000		B / B2	Penn Virginia Resource Partner, 8.25%, 4/15/18	107,000
					$275,938
				Integrated Oil & Gas - 0.2%
	84,000		BB+ / Ba1	QEP Resources, Inc., 6.875%, 3/1/21	$88,200
				Oil & Gas Drilling - 1.1%
	55,957		NR / NR	DDI Holding AS, 9.3%, 1/19/12 (144A)	$55,957
	17,206		NA / NA	DDI Holdings AS, 9.3%, 4/23/12 (144A)	17,789
	110,000		B- / NR	Offshore Group Investment, 11.5%, 8/1/15	122,100
	50,000		B+ / B1	Parker Drilling Co., 9.125%, 4/1/18	53,750
	100,000		BBB- / Ba1	Pride International, 6.875%, 8/15/20	113,375
					$362,971
				Oil & Gas Equipment & Services - 0.7%
	100,000		B / B2	Expro Finance Luxembourg SCA, 8.5%, 12/15/16	$99,000
	86,000		BBB / Baa2	Weatherford International, Ltd., 9.625%, 3/1/19	109,528
					$208,528
				Oil & Gas Exploration & Production - 1.1%
	51,752		BBB+ / NR	Gazprom International SA, 7.201%, 2/1/20 (144A)	$56,280
	18,631		BBB+ / NR	Gazprom International SA, 7.201%, 2/1/20	20,261
	95,000		BB- / B2	Hilcorp Energy, 7.75%, 11/1/15 (144A)	98,325
	78,000		B- / B3	Quicksilver Resources, Inc., 7.125%, 4/1/16	77,025
	100,000		BBB- / Baa2	TNK-BP Finance SA, 7.25%, 2/2/20	110,000
					$361,891
				Oil & Gas Refining & Marketing - 0.3%
	70,000		BBB / Baa2	Valero Energy Corp., 9.375%, 3/15/19	$89,480
				Oil & Gas Storage & Transportation - 2.3%
	35,000		BBB / Baa3	Buckeye Partners LP, 6.05%, 1/15/18	$38,306
	10,000		B+ / B1	Copano Energy LLC, 8.125%, 3/1/16	10,425
	73,000		BBB / Baa2	DCP Midstream, 9.75%, 3/15/19	94,090
	70,000		BB- / Ba2	Energy Transfer Equity LP, 7.5%, 10/15/20	76,125
	56,000	8.38	BB / Ba1	Enterprise Products Operating, Floating Rate Note, 8/1/66	60,480
	50,000		BB / Ba1	Enterprise Products Operating, 7.0%, 6/1/67	49,625
	83,000		BBB- / Baa3	Plains All America Pipeline, 6.125%, 1/15/17	91,920
	99,000		A / A3	Questar Pipeline Co., 5.83%, 2/1/18	109,054
	100,000		BBB- / Ba1	Rockies Express Pipeline LLC, 5.625%, 4/15/20	99,405
	66,000		BB / Ba1	Southern Union Co., 7.2%, 11/1/66	63,030
	35,000		BBB / Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	38,500
					$730,960
				Total Energy	$2,117,968
				Materials - 3.7%
				Aluminum - 0.4%
	70,000		BBB- / Baa3	Alcoa, Inc., 6.15%, 8/15/20	$73,971
	50,000		B / B2	Novelis, Inc., 8.375%, 12/15/17	54,125
					$128,096
				Commodity Chemicals - 0.3%
	100,000		BB- / B1	Nova Chemicals Corp., 8.375%, 11/1/16	$109,750
				Construction Materials - 0.4%
EURO	50,000	6.28	B- / NR	C10 - EUR Capital SPV, Ltd., BVI, 6.277%, 5/29/49	$50,408
	100,000	6.28	B- / BBB-	C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49	77,500
					$127,908
				Diversified Chemical - 0.1%
EURO	25,000		CCC / Caa2	Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)	$34,700
				Diversified Metals & Mining - 0.7%
	100,000		BBB- / Baa3	AngloGold Ashanti Holdings, 5.375%, 4/15/20	$101,433
	20,000		BBB- / Baa2	Southern Copper Corp., 5.375%, 4/16/20	20,330
	100,000		BB / Ba2	Vedenta Resources Plc, 9.5%, 7/18/18 (144A)	109,500
					$231,263
				Paper Packaging - 0.1%
	35,000		B- / Caa1	Graham Packaging Co., LP/GPC Capital Corp., 8.25%, 1/1/17	$37,538
				Paper Products - 0.1%
	40,000		BBB / Ba2	Georgia-Pacific LLC, 5.4%, 11/1/20	$39,499
				Precious Metals & Minerals - 0.4%
	100,000		BB- / Ba3	Alrosa Finance SA, 8.875%, 11/17/14 (144A)	$114,520
				Specialty Chemicals - 0.2%
	65,000		BBB / Baa2	Cytec Industries, Inc., 8.95%, 7/1/17	$79,374
				Steel - 0.9%
	40,000		BBB- / Baa3	ArcelorMittal 5.25%, 8/5/20	$39,120
	75,000		BBB- / Baa3	ArcelorMittal 6.125%, 6/1/18	79,444
	70,000		BBB- / Baa3	Commercial Metals Co 7.35%, 8/15/18	72,976
	100,000		NR / B2	Metinvest BV 8.75%, 2/14/18	103,500
					$295,040
				Total Materials	$1,197,688
				Capital Goods - 3.2%
				Building Products - 0.8%
	71,000		BB+ / B1	Building Materials Corp., 7.5%, 3/15/20	$73,840
	75,000		BB+ / B1	Building Materials Corp., 6.875%, 8/15/18 (144A)	76,688
	110,000		BBB / Ba2	MASCO Corp., 7.125%, 3/15/20	113,836
					$264,364
				Construction & Engineering - 0.6%
	100,000		BB- / Ba3	Dycom Investments, Inc., 7.125%, 1/15/21	$101,750
	75,000		B+ / Ba3	Empresas ICA SAB de CV, 8.9%, 2/4/21	77,625
					$179,375
				Construction & Farm Machinery & Heavy Trucks - 0.5%
	43,000		CCC / Caa2	Commercial Vehicle Group, 8.0%, 7/1/13	$43,323
	22,000		BBB+ / Baa2	Cummins, Inc., 6.75%, 2/15/27	23,089
	89,000		CCC / Caa1	Greenbrier Co., Inc., 8.375%, 5/15/15	91,893
	10,000		BBB- / Baa2	Volvo Treasury AB, 5.95%, 4/1/15	10,994
					$169,299
				Electrical Component & Equipment - 0.2%
	50,000		B / B3	Coleman Cable, Inc., 9.0%, 2/15/18	$52,625
				Industrial Conglomerates - 0.2%
	68,000		CCC+ / B3	Park-Ohio Industries, Inc., 8.375%, 11/15/14	$70,069
				Industrial Machinery - 0.5%
	49,000		CCC+ / B3	Mueller Water Products, 7.375%, 6/1/17	$47,898
	50,000		BBB- / Ba1	Valmont Industries, Inc., 6.625%, 4/20/20	51,522
	65,000		B+ / Aaa	WPE International, 10.375%, 9/30/20	67,275
					$166,695
				Trading Companies & Distributors - 0.4%
	111,000		BBB- / Baa2	Glencore Funding LLC, 6.0%, 4/15/14 (144A)	$118,891
				Total Capital Goods	$1,021,318
				Transportation - 0.4%
				Air Freight & Couriers - 0.3%
	70,000		CCC+ / Caa2	Ceva Group Plc, 8.5%, 12/1/14 (144A)	$93,433
				Marine Ports & Services - 0.1%
	69,000		CCC / Caa2	Oceanografia SA de CV, 11.25%, 7/15/15	$35,880
				Total Transportation	$129,313
				Automobiles & Components - 0.2%
				Auto Parts & Equipment - 0.1%
	51,000		CCC+ / Caa2	Allison Transmission, 11.0%, 11/1/15 (144A)	$55,335
				Automobile Manufacturers - 0.1%
	20,000		BBB+ / Baa2	Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)	$20,904
				Total Automobiles & Components	$76,239
				Consumer Durables & Apparel - 0.7%
				Homebuilding - 0.3%
	80,000		BB- / Ba3	Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)	$89,600
				Housewares & Specialties - 0.2%
	66,000		CCC+ / B3	Yankee Acquisition Corp., 9.75%, 2/15/17	$70,208
				Textiles - 0.2%
	50,000		B / B1	Polymer Group, Inc., 7.75%, 2/1/19	$51,563
				Total Consumer Durables & Apparel	$211,371
				Consumer Services - 1.2%
				Casinos & Gaming - 1.2%
EURO	103,000		B / B2	Codere Finance SA, 8.25%, 6/15/15 (144A)	$148,814
EURO	108,000	8.25	BB / Ba2	Lottomatica S.p.A., Floating Rate Note, 3/31/66 (144A)	156,759
	35,000		NR / WR	Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)	3,500
EURO	50,000		B / B3	Peermont Global, Ltd., 7.75%, 4/30/14 (144A)	63,898
	55,000		NR / WR	Station Casinos, 6.625%, 3/15/18	6
					$372,977
				Total Consumer Services	$372,977
				Media - 1.7%
				Advertising - 0.1%
	50,000		B- / Caa2	Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/18	$46,563
				Broadcasting - 1.4%
	58,122		CCC+ / Caa3	Intelsat Bermuda, Ltd., 11.5%, 2/4/17	$63,789
	100,000		NR / Baa3	Myriad International Holding, 6.375%, 7/28/17	105,620
EURO	100,000		B / B2	Nara Cable Funding, Ltd., 8.875%, 12/1/18	145,545
	110,000		B / B3	Intelsat Subsidiary Holding Co., 8.5%, 1/15/13	110,330
	25,000		B- / Caa1	Telesat Canada / Telesat LLC, 12.5%, 11/1/17	29,813
					$455,097
				Publishing - 0.1%
	25,000		B- / Caa1	Interactive Data Corp., 10.25%, 8/1/18	$27,750
				Total Media	$529,410
				Retailing - 0.9%
				Internet Retail - 0.9%
	125,000		BBB- / Ba1	Expedia, Inc., 5.95%, 8/15/20	$126,094
	143,000		B / B1	Ticketmaster, 10.75%, 8/1/16	156,228
					$282,322
				Total Retailing	$282,322
				Food & Drug Retailing - 0.6%
				Drug Retail - 0.4%
	89,378		BBB+ / Baa2	CVS Pass-Through Trust, 6.036%, 12/10/28	$92,034
	39,849		BBB+ / Baa2	CVS Pass-Through Trust, 5.773%, 1/10/33	40,191
					$132,225
				Food Distributors - 0.2%
	50,000		BB- / B2	C&S Group Enterprise LLC, 8.375%, 5/1/17 (144A) (b)	$51,188
				Total Food & Drug Retailing	$183,413
				Food, Beverage & Tobacco - 2.3%
				Agricultural Products - 0.5%
	150,000		BBB- / Ba1	Viterra, Inc., 5.95%, 8/1/20	$150,049
				Brewers - 0.5%
	68,000		B / B1	Cerveceria Nacio, 8.0%, 3/27/14 (144A)	$70,040
	73,000		BBB+ / A3	Cia Brasileira de Bebida, 8.75%, 9/15/13	83,330
					$153,370
				Packaged Foods & Meats - 1.0%
	50,000		B- / B3	Blue Merger Sub, Inc., 7.625%, 2/15/19	$50,688
	100,000		BB / B1	JBS Finance II, Ltd., 8.25%, 1/29/18	102,750
	150,000		B+ / B1	Marfrig Overseas Ltd., 9.5%, 5/4/20 (144A)	156,375
					$309,813
				Tobacco - 0.3%
	115,000		B+ / B2	Alliance One International, Inc., 10.0%, 7/15/16	$116,581
				Total Food, Beverage & Tobacco	$729,813
				Pharmaceuticals & Biotechnology - 0.4%
				Biotechnology - 0.2%
	50,000		B / B3	Grifols, Inc., 8.25%, 2/1/18	$51,313
				Life Sciences Tools & Services - 0.2%
	90,000		B / Caa1	Catalent Pharma Solution, 9.5%, 4/15/17 (144A)	$92,363
				Total Pharmaceuticals & Biotechnology	$143,676
				Banks - 2.3%
				Diversified Banks - 1.1%
	65,000		BBB / Baa2	Banco de Credito del Peru, 5.375%, 9/16/20	$61,425
	100,000	7.38	BB / NR	BBVA Banco Continental Trustees Cayman, Ltd., 7.375%, 10/7/40 (144A)	99,250
TRY	350,000		AAA / Aaa	Rabobank Nederland NV, 0.0%, 3/3/15	160,943
	30,000		BBB+ / Baa2	Societe Generale, 8.75%, 10/29/49	31,725
					$353,343
				Regional Banks - 1.2%
	100,000		BB / Baa3	Capital One Capital V, 10.25%, 8/15/39	$108,500
	53,000		A+ / Aa3	Mellon Funding Corp., 5.5%, 11/15/18	58,139
	161,000	8.25	BBB / Baa3	PNC Financial Services Group, Floating Rate Note, 5/29/49	169,930
	40,000		A- / Baa3	Wells Fargo & Co., 9.75%, 12/29/49	41,200
					$377,769
				Thrifts & Mortgage Finance - 0.0%
	3,213	0.00	AAA / Aaa	Realkredit Danmark, 7.0%, 10/1/32	$679
				Total Banks	$731,791
				Diversified Financials - 5.4%
				Asset Management & Custody Banks - 0.3%
	35,000		BBB+ / Baa2	Ameriprise Financial, 7.518%, 6/1/66	$36,750
	44,000		BBB- / Baa3	Janus Capital Group, Inc., 6.95%, 6/15/17	47,423
					$84,173
				Consumer Finance - 0.7%
	106,000	4.00	BBB- / Ba1	SLM Corp., Floating Rate Note, 7/25/14	$102,566
	118,000		B / B3	Springleaf Finance Corp., 6.9%, 12/15/17	107,823
					$210,389
				Diversified Financial Services - 1.2%
	115,000		BBB / Baa2	Alterra Finance LLC, 6.25%, 9/30/20	$116,097
	75,000		BBB / Baa1	Banque PSA Finance, 5.75%, 4/4/21	74,304
	172,000		BBB+ / Baa1	JPMorgan Chase & Co., 7.9%, 4/29/49	188,187
					$378,588
				Investment Banking & Brokerage - 2.8%
	100,000		BBB- / NR	Alta Wind Holdings, Ltd., 7.0%, 6/30/35 (144A)	$105,321
	245,000	5.79	BBB- / Baa2	Goldman Sachs Capital, Floating Rate Note, 12/29/49	211,313
	80,000		BBB / Baa2	Jefferies Group, Inc., 6.875%, 4/15/21	84,970
	75,000		A- / A2	Macquarie Group, Ltd., 6.0%, 1/14/20	75,480
	73,000		A / A2	Merrill Lynch & Co., 5.45%, 2/5/13	77,384
	60,000		A / A2	Morgan Stanley, 5.5%, 1/26/20	60,261
	121,000		BBB / Baa3	Cantor Fitzgerald LP, 7.875%, 10/15/19	125,727
	111,000		A / A2	Morgan Stanley Dean Witter, 6.625%, 4/1/18	122,002
	30,000		A- / Baa1	TD Ameritrade Holding Corp., 5.6%, 12/1/19	31,747
					$894,205
				Specialized Finance - 0.5%
	25,000		BBB+ / Baa2	Hyundai Capital Services, Inc., 4.375%, 7/27/16	$25,133
	146,000	7.68	CCC- / Caa2	NCO Group, Inc., Floating Rate Note, 11/15/13	129,210
					$154,343
				Total Diversified Financials	$1,721,698
				Insurance - 4.9%
				Insurance Brokers - 0.7%
	8,000		CCC+ / Caa1	Hub International Holdings, 10.25%, 6/15/15 (144A)	$8,280
	85,000		BBB- / Baa3	Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	87,789
	133,000	6.68	CCC / B3	USI Holdings Corp., Floating Rate Note, 11/15/14	129,343
					$225,412
				Life & Health Insurance - 2.1%
	105,000		BBB / Baa3	Delphi Financial Group, Inc., 7.875%, 1/31/20	$115,297
	137,000		BBB / Ba1	Lincoln National Corp., 6.05%, 4/20/67	128,095
	40,000		A- / Baa2	Lincoln National Corp., 8.75%, 7/1/19	50,650
	100,000		BBB / Baa2	MetLife, Inc., 10.75%, 8/1/39	138,000
	110,000		A- / Baa2	Protective Life Corp., 7.375%, 10/15/19	122,393
	10,000		A / Baa2	Prudential Financial, Inc., 6.2%, 1/15/15	11,037
	50,000		BBB+ / Baa3	Prudential Financial, Inc., 8.875%, 6/15/38	59,000
	40,000		BBB- / Baa3	Unum Group, 5.625%, 9/15/20	40,646
					$665,118
				Multi-Line Insurance - 0.7%
	80,000		BBB / Baa3	Genworth Financial, Inc., 7.2%, 2/15/21	$79,451
	123,000		BB / Baa3	Liberty Mutual Group, 7.0%, 3/15/37 (144A)	118,319
	26,000		BBB- / Baa2	Liberty Mutual Group, 7.3%, 6/15/14 (144A)	28,127
					$225,897
				Property & Casualty Insurance - 0.5%
	129,000		BBB- / Baa3	Hanover Insurance Group, 7.625%, 10/15/25	$130,933
	25,000		BBB- / Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	26,574
					$157,507
				Reinsurance - 0.9%
	121,000		BBB+ / BBB+	Platinum Underwriters HD, 7.5%, 6/1/17	$129,446
	100,000		BBB / Baa2	Validus Holdings, Ltd., 8.875%, 1/26/40	105,015
	45,000		BB / Ba2	White Mountains Re Group, Ltd., 7.506%, 5/29/49	43,048
					$277,509
				Total Insurance	$1,551,443
				Real Estate - 2.8%
				Diversified Real Estate Activities - 0.5%
	75,000		BB- / NR	BR Malls International Finance Ltd., 8.5%, 12/31/99	$78,375
	89,000		A- / A2	WEA Finance LLC, 7.125%, 4/15/18	103,208
					$181,583
				Diversified Real Estate Investment Trust - 0.4%
	50,000		BBB+ / Baa1	Dexus Finance Pty, Ltd., 7.125%, 10/15/14	$56,087
	65,000		BBB- / Baa3	Ventas Realty LP / V, 6.5%, 6/1/16	67,198
					$123,285
				Office Real Estate Investment Trust - 0.2%
	60,000		BBB / Baa2	Mack-Cali Realty LP, 5.125%, 1/15/15	$63,917
				Real Estate Operating Companies - 0.0%
	9,253	8.19	B / NR	Alto Palermo SA, Floating Rate Note, 6/11/12 (144A)	$4,071
				Retail Real Estate Investment Trust - 0.3%
	80,000		BB+ / Baa3	Developers Diversified Realty, 7.5%, 4/1/17	$90,233
				Specialized Real Estate Investment Trust - 1.3%
	105,000		BBB- / Baa2	Health Care REIT, Inc., 6.2%, 6/1/16	$114,956
	100,000		BBB- / Baa2	Hospitality Properties Trust, 7.875%, 8/15/14	111,707
	50,000		BBB / Baa2	Digital Realty Trust LP, 4.5%, 7/15/15	51,355
	20,000		BBB / Baa2	Digital Realty Trust LP, 5.875%, 2/1/20	20,875
	111,000		BBB- / Baa3	Senior Housing Properties Trust, 6.75%, 4/15/20	117,496
					$416,389
				Total Real Estate	$879,478
				Technology Hardware & Equipment - 0.2%
				Communications Equipment - 0.2%
	75,000		B / B3	CommScope, Inc., 8.25%, 1/15/19	$78,375
				Total Technology Hardware & Equipment	$78,375
				Semiconductors - 0.3%
				Semiconductor Equipment - 0.3%
	76,000		BBB / Baa1	Klac Instruments Corp., 6.9%, 5/1/18	$83,818
				Total Semiconductors	$83,818
				Telecommunication Services - 4.3%
				Alternative Carriers - 0.5%
	100,000		B / Ba3	Paetec Holding, 8.875%, 6/30/17 (144A)	$107,750
	60,000		B / B2	Global Crossing, Ltd., 12.0%, 9/15/15	68,400
					$176,150
				Integrated Telecommunication Services - 2.1%
	150,000		B / NR	Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)	$160,125
	50,000		B / B2	Cincinatti Bell, Inc., 8.375%, 10/15/20	49,125
	77,000		CCC+ / B3	Cincinatti Bell, Inc., 8.75%, 3/15/18 (b)	72,669
	50,000		BB / Ba2	Frontier Communications Corp., 8.5%, 4/15/20	54,188
	60,000		BB / Ba2	Frontier Communications Corp., 8.75%, 4/15/22	64,950
	75,000		B+ / B1	MasTec, Inc., 4.0%, 6/15/14	112,313
	60,000		A / A2	Qtel International Finance, Ltd., 6.5%, 6/10/14	65,775
	75,000		B+ / Ba3	Windstream Corp., 8.625%, 8/1/16	79,500
					$658,645
				Wireless Telecommunication Services - 1.7%
	50,000		B+ / B3	Cricket Communications, Inc., 7.75%, 10/15/20	$50,375
	85,000		NR / A2	Crown Castle Towers LLC, 4.883%, 8/15/20	85,057
	100,000		NR / B1	Digicel, Ltd., 8.25%, 9/1/17 (144A)	106,000
	80,000		B+ / B1	NII Capital Corp., 8.875%, 12/15/19	88,000
	150,000		B- / B2	True Move Co., Ltd., 10.75%, 12/16/13 (144A)	162,375
	50,000		NR / NR	WCP Wireless Site Funding LLC, 6.829%, 11/15/15	49,816
					$541,623
				Total Telecommunication Services	$1,376,418
				Utilities - 2.9%
				Electric Utilities - 0.7%
	100,000		NR / Ba2	Dubai Electricity & Water Authority 8.5%, 4/22/15	$108,500
	25,000		BB+ / Ba1	PPL Capital Funding, Inc., 6.7%, 3/30/67	24,656
	83,000		BBB+ / A3	West Penn Power Co., 5.95%, 12/15/17	91,237
					$224,393
				Gas Utilities - 0.6%
	100,000		A / A1	Korea Gas Corp., 6.0%, 7/15/14 (144A) (b)	$109,114
	86,000		B / B2	Transportadora De Gas del Sur, 7.875%, 5/14/17 (144A)	84,925
					$194,039
				Independent Power Producer & Energy Traders - 1.0%
	124,916		NR / B1	Coso Geothermal Power Holdings, 7.0%, 7/15/26 (144A)	$101,543
	109,000		BB- / Ba3	Intergen NV, 9.0%, 6/30/17	117,448
	26,119		NR / Ba1	Juniper Generation, 6.79%, 12/31/14 (144A)	24,648
	75,000		BB- / B1	NRG Energy, Inc., 7.625%, 1/15/18	77,813
					$321,452
				Multi-Utilities - 0.5%
	50,000		BBB+ / Baa2	NY State Gas and Electric, 6.15%, 12/15/17 (144A)	$53,730
	131,962		NR / NR	Ormat Funding Corp., 8.25%, 12/30/20	128,663
					$182,393
				Total Utilities	$922,277
				TOTAL CORPORATE BONDS
				(Cost $13,579,986)	$14,340,806

				U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.2%
	2,213		AAA / Aaa	Fannie Mae, 0.58125%, 2/25/21	$2,213
	4,629		AAA / Aaa	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	4,860
	22,655		AAA / Aaa	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	23,760
	3,452		AAA / Aaa	Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	3,730
	23,052		AAA / Aaa	Federal Home Loan Mortgage Corp., 6.0%, 6/1/17	25,096
	41,034		AAA / Aaa	Federal National Mortgage Association, 4.0%, 7/1/18	42,958
	25,323		AAA / Aaa	Federal National Mortgage Association, 4.5%, 3/1/35	25,981
	72,093		AAA / Aaa	Federal National Mortgage Association, 5.0%, 10/1/20	77,099
	33,081		AAA / Aaa	Federal National Mortgage Association, 5.0%, 10/1/20	35,523
	34,026		AAA / Aaa	Federal National Mortgage Association, 5.0%, 12/1/21	36,309
	23,584		AAA / Aaa	Federal National Mortgage Association, 5.0%, 2/1/20	25,266
	1,376		AAA / Aaa	Federal National Mortgage Association, 6.0%, 12/1/31	1,515
	1,102		AAA / Aaa	Federal National Mortgage Association, 6.0%, 2/1/32	1,213
	95,594		AAA / Aaa	Federal National Mortgage Association, 6.0%, 7/1/37	104,135
	621		AAA / Aaa	Federal National Mortgage Association, 6.5%, 10/1/31	702
	1,083		AAA / Aaa	Federal National Mortgage Association, 6.5%, 2/1/32	1,225
	210		AAA / Aaa	Federal National Mortgage Association, 6.5%, 7/1/31	237
	237		AAA / Aaa	Federal National Mortgage Association, 7.0%, 9/1/29	274
	99,122		AAA / Aaa	Freddie Mac, 3.5%, 10/1/40	93,247
	350,000	1.48	NR / Aaa	Government National Mortgage Association, Floating Rate Note, 10/16/52	28,224
	729,190		NR / NR	Government National Mortgage Association, 1.35404%, 3/16/51	43,230
	525,000		NR / NR	Government National Mortgage Association, 1.762244%, 3/15/52	41,298
	346,561		AAA / NR	Government National Mortgage Association, 1.86376%, 4/16/51	25,897
	84,469		AAA / Aaa	Government National Mortgage Association, 4.5%, 4/15/35	87,615
	23,293		AAA / Aaa	Government National Mortgage Association, 4.5%, 5/15/34	24,198
	35,969		AAA / Aaa	Government National Mortgage Association, 4.5%, 9/15/33	37,398
	100,000		NR / NR	Government National Mortgage Association, 4.5%, 9/20/39	99,901
	14,882		AAA / Aaa	Government National Mortgage Association, 5.0%, 4/15/35	15,889
	25,619		AAA / Aaa	Government National Mortgage Association, 5.5%, 1/15/34	27,912
	50,047		AAA / Aaa	Government National Mortgage Association, 5.5%, 10/15/19	54,267
	46,276		AAA / Aaa	Government National Mortgage Association, 5.5%, 11/15/35	50,323
	51,986		AAA / Aaa	Government National Mortgage Association, 5.5%, 4/15/34	56,671
	93,842		AAA / Aaa	Government National Mortgage Association, 5.5%, 6/15/35	102,122
	13,242		AAA / Aaa	Government National Mortgage Association, 5.5%, 7/15/34	14,435
	6,099		AAA / Aaa	Government National Mortgage Association, 6.0%, 9/15/33	6,749
	6,185		AAA / Aaa	Government National Mortgage Association, 6.0%, 06/15/33	6,844
	7,923		AAA / Aaa	Government National Mortgage Association, 6.0%, 10/15/33	8,767
	3,308		AAA / Aaa	Government National Mortgage Association, 6.0%, 2/15/33	3,660
	624		AAA / Aaa	Government National Mortgage Association, 6.0%, 3/15/33	690
	7,071		AAA / Aaa	Government National Mortgage Association, 6.0%, 3/15/33	7,824
	5,293		AAA / Aaa	Government National Mortgage Association, 6.0%, 3/15/33	5,856
	2,264		AAA / Aaa	Government National Mortgage Association, 6.0%, 5/15/17	2,456
	2,046		AAA / Aaa	Government National Mortgage Association, 6.0%, 6/15/17	2,219
	5,265		AAA / Aaa	Government National Mortgage Association, 6.0%, 7/15/33	5,825
	5,814		AAA / Aaa	Government National Mortgage Association, 6.0%, 7/15/33	6,433
	16,434		AAA / Aaa	Government National Mortgage Association, 6.0%, 8/15/19	17,825
	25,523		AAA / Aaa	Government National Mortgage Association, 6.0%, 8/15/34	28,248
	12,990		AAA / Aaa	Government National Mortgage Association, 6.0%, 9/15/33	14,373
	2,350		AAA / Aaa	Government National Mortgage Association, 6.0%, 9/15/33	2,600
	3,326		AAA / Aaa	Government National Mortgage Association, 6.5%, 1/15/30	3,767
	2,698		AAA / Aaa	Government National Mortgage Association, 6.5%, 11/15/32	3,056
	2,123		AAA / Aaa	Government National Mortgage Association, 6.5%, 2/15/32	2,404
	2,900		AAA / Aaa	Government National Mortgage Association, 6.5%, 3/15/29	3,284
	2,171		AAA / Aaa	Government National Mortgage Association, 6.5%, 3/15/32	2,459
	443		AAA / Aaa	Government National Mortgage Association, 7.0%, 3/15/31	513
	2,467		AAA / Aaa	Government National Mortgage Association, 7.5%, 5/15/23	2,834
	16,970		AAA / Aaa	Government National Mortgage Association II, 5.5%, 3/20/34	18,485
	29,121		AAA / Aaa	Government National Mortgage Association II, 6.0%, 11/20/33	31,915
	25,000		AAA / Aaa	U.S. Treasury Bonds, 6.25%, 8/15/23	31,047
	240,000		AAA / Aaa	U.S. Treasury Notes, 0.3.5%, 5/15/20	243,245
	325,000		AAA / Aaa	U.S. Treasury Notes, 4.25%, 5/15/39	311,746
	150,000		AAA / Aaa	U.S. Treasury Notes, 4.375%, 2/15/38	147,539
	100,000		AAA / Aaa	U.S. Treasury Notes, 4.5%, 5/15/38	100,297
	75,000		AAA / Aaa	U.S. Treasury Notes, 4.5%, 8/15/39	74,977
					$2,312,660
				TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
				(Cost $2,287,954)	$2,312,660

				SUPERNATIONAL BONDS - 0.7%
NOK	180,000		NR / Aaa	International Bank for Reconstruction & Development, 3.25%, 4/14/14	$32,342
AUD	175,000		AAA / Aaa	International Bank for Reconstruction & Development, 5.75%, 10/21/19	176,983
					$209,325
				TOTAL SUPERNATIONAL BONDS	$209,325
				(Cost $185,373)

				FOREIGN GOVERNMENT BONDS - 7.8%
BRL	300,000		BBB- / Baa3	Brazilian Government, 10.25%, 1/10/28	183,902
CAD	495,000		AAA / Aaa	Canada Housing Trust No 1., 3.75%, 3/15/20	516,899
CAD	60,000		AAA / Aaa	Canadian Government Bond, 4.25%, 6/1/18	66,626
CAD	100,000		AAA / Aaa	Canadian Government Bond, 1.5%, 12/1/12	102,877
CAD	160,000		AAA / Aaa	Canadian Government Bond, 2.0%, 6/1/16	159,224
SEK	980,000		AAA / Aaa	Government of Sweden, 5.5%, 10/8/12	162,799
EURO	175,000		AAA / Aaa	Government of France, 3.75%, 4/25/17	256,294
IDR	300,000,000		BB+ / NR	Indonesia Recapitalization Bond, 14.245%, 6/15/13	39,617
IDR	200,000,000		BB+ / NR	Indonesia Recapitalization Bond, 14.275%, 12/15/13	26,995
IDR	100,000,000		BB+ / Ba1	Indonesia Treasury Bond, 12.5%, 3/15/13	12,693
IDR	200,000,000		BB+ / Ba1	Indonesia Treasury Bond, 11.0%, 12/15/12	24,645
IDR	75,000,000		NR / Ba1	Indonesia Treasury Bond, 9.0%, 9/15/13	9,015
EURO	45,000		A- / Baa1	Ireland Government Bond, 4.5%, 4/18/20	43,291
EURO	45,000		A- / Baa1	Ireland Government Bond, 5.0%, 10/18/20	44,052
EURO	30,000		A- / Baa1	Ireland Government Bond, 5.9%, 10/18/19	32,200
NOK	1,280,000		AAA / Aaa	Norway Government Bond, 4.25%, 5/19/17	241,220
NOK	315,000		AAA / Aaa	Norway Government Bond, 5.0%, 5/15/15	60,715
NOK	437,000		AAA / Aaa	Norwegian Government, 6.0%, 5/16/11	79,489
CAD	176,000		AA- / Aa1	Ontario Province, 5.5%, 4/23/13	182,946
	50,000		A- / A2	Poland Government International, 6.375%, 7/15/19	55,637
	100,000		B / B3	Provincia de Buenos Aires/ Argentina, 10.875%, 1/26/21	93,250
AUD	69,000		AAA / Aaa	Queensland Treasury, 6.0%, 8/14/13	72,687
	13,400		BBB- / Aaa	Republic of Columbia, 9.75%, 4/9/11	13,400
	17,000		BBB- / Baa3	Republic of Peru, 7.125%, 3/30/19	20,060
					$2,500,533
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $2,237,717)	$2,500,533

				MUNICIPAL BONDS - 5.7%
				Government - 5.7%
				Municipal Airport - 0.3%
	25,000		BBB / Baa2	Indianapolis Airport Authority, 5.1%, 1/15/17	$26,861
	58,000		B / B3	New Jersey Economic Development Authority Special Facility Revenue, 7.0%, 11/15/30	56,135
	17,000		B / B3	New Jersey Economic Development Authority, 6.25%, 9/15/29	15,429
					$98,425
				Municipal Development - 1.4%
	125,000		CCC+ / NR	Alliance Airport Authority Texas, 5.75%, 12/1/29	$88,396
	60,000		BBB- / NR	Brazos Harbor Industrial Development Corp., 5.9%, 5/1/38	58,678
	100,000		CCC+ / Caa2	Dallas-Fort Worth Texas International Airport Revenue, 6.375%, 5/1/35	73,939
	65,000		BBB- / Ba2	Louisiana Local Government Environment, 6.75%, 11/1/32	66,202
	60,000		B+ / B1	Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30	60,127
	50,000		BBB / NR	Selma Industrial Development Board, 6.25%, 11/1/33	51,028
	70,000		BBB+ / Baa1	St John Baptist Parish Louisiana Revenue, 5.125%, 6/1/37	64,023
					$462,393
				Municipal General - 0.5%
	50,000		BB / B1	County of Cook Ilinois, 6.5%, 10/15/40	$49,615
	25,000		AAA / Aa1	New York City Transitional Finance Authority, 5.0%, 11/1/33	24,798
	66,000		AA- / Aa3	Wisconsin St General, 5.75%, 5/1/33	69,032
					$143,445
				Municipal Higher Education - 2.5%
	98,000		AA+ / Aa2	California State University Revenue, 5.0%, 11/1/39	$85,761
	70,000		AAA / Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	70,844
	99,000		AAA / Aaa	Connecticut State Health & Educational, 5.0%, 7/1/42	99,856
	50,000		AAA / Aaa	Houston Higher Education Finance Corp., 5.0%, 5/15/40	50,545
	30,000		AAA / Aaa	Massachusetts Development Finance Agency, 5.0%, 10/15/40	30,454
	180,000		AAA / Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36	190,544
	30,000		AAA / Aaa	Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	32,755
	75,000		AAA / Aaa	Missouri State Health & Educational Facilities, 5.0%, 11/15/39	75,728
	25,000		AAA / Aaa	New York State Dormitory Authority, 5.0%, 10/1/41	25,275
	100,000		AAA / Aaa	New York State Dormitory Authority, 5.0%, 7/1/38	101,144
	25,000		AAA / Aaa	Texas A&M University, 5.0%, 7/1/30	26,062
					$788,968
				Municipal Pollution - 0.7%
	135,000		BBB- / NR	Brazoria County Environmental, 5.95%, 5/15/33	$130,640
	25,000		NR / Ba3	Goochland County Industrial Development Authority, 5.65%, 12/1/25	23,032
	55,000		B / Caa2	Ohio State Pollution Control Revenue, 5.65%, 3/1/33	43,197
	45,000		NR / Ba3	State of Oregon, 5.7%, 12/1/25	41,753
					$238,622
				Municipal Water - 0.3%
	60,000		AAA / Aa1	City of Charleston South Carolina, 5.0%, 1/1/41	$60,549
	25,000		AAA / Aa2	Hampton Roads Sanitation District, 5.0%, 4/1/38	24,927
					$85,476
				Total Government	$1,817,329
				TOTAL MUNICIPAL BONDS
				(Cost $1,787,937)	$1,817,329

				SENIOR FLOATING RATE LOAN INTERESTS - 10.8%**
				Energy - 0.7%
				Coal & Consumable Fuels - 0.3%
	100,000	11.26	NR / NR	Bumi Resources Tbk, Term Loan, 8/15/13	$100,000
				Oil & Gas Equipment & Services - 0.4%
	116,066	8.50	B+ / NR	Hudson Products Holdings, Inc., Term Loan, 8/24/15	$113,164
				Total Energy	$213,164
				Materials - 0.7%
				Precious Metals & Minerals - 0.3%
	100,000	0.00	NR / NR	Fairmount Minerals Ltd., Tranche B Term Loan, 3/1/17	$100,234
				Steel - 0.4%
	133,138	10.50	NR / NR	Niagara Corp., Term Loan (New), 6/29/14	$126,800
				Total Materials	$227,034
				Capital Goods - 0.9%
				Construction & Engineering - 0.1%
	44,997	2.50	NR / NR	URS Corp., Tranche B Term Loan, 5/15/13	$45,039
				Industrial Machinery - 0.7%
	240,351	6.26	BB- / B1	Alliance Laundry Holdings LLC, Term Loan, 9/10/16	$247,490
				Total Capital Goods	$292,529
				Commercial Services & Supplies - 0.4%
				Research & Consulting Services - 0.4%
	136,184	7.75	NR / NR	Wyle Services Corp., Incremental Term Loan, 3/25/16	$137,750
				Total Commercial Services & Supplies	$137,750
				Transportation - 0.2%
				Air Freight & Couriers - 0.2%
	44,718	5.25	NR / NR	Ceva Group Plc, US Tranche B Term Loan, 11/4/13	$44,047
	23,296	5.25	NR / NR	Ceva Group Plc, Dollar Tranche B Pre-Funded LC, 11/4/13	22,946
					$66,993
				Total Transportation	$66,993
				Automobiles & Components - 0.5%
				Auto Parts & Equipment - 0.3%
	33,438	2.19	NR / NR	Federal Mogul Corp., Tranche C Term Loan, 12/28/15	$32,760
	65,539	2.20	NR / NR	Federal Mogul Corp., Tranche B Term Loan, 12/29/14	64,220
					$96,980
				Automobile Manufacturers - 0.2%
	76,194	3.01	B / Baa3	Ford Motor Co., Tranche B-1 Term Loan, 12/15/13	$76,247
				Total Automobiles & Components	$173,227
				Consumer Durables & Apparel - 0.2%
				Housewares & Specialties - 0.2%
	73,412	2.80	BB+ / Ba1	Jarden Corp., Term Loan B3, 1/24/12	$73,916
				Total Consumer Durables & Apparel	$73,916
				Consumer Services - 0.8%
				Restaurants - 0.8%
	249,375	4.50	BB+ / Ba2	Burger King Holdings, Inc., Tranche B Term Loan, 9/7/16	$249,980
				Total Consumer Services	$249,980
				Media - 0.5%
				Cable & Satellite - 0.2%
	39,347	7.25	NR / NR	Charter Communications Operating Co., LLC, Term B-2 Loan, 3/6/14	$39,760
	49,625	4.50	BB- / Ba3	MCC Iowa LLC, Tranche F Term Loan, 10/20/17	49,600
					$89,360
				Publishing - 0.2%
	74,625	4.75	NR / NR	Interactive Data Corp., Term Loan, 1/29/17	$75,051
				Total Media	$164,411
				Food, Beverage & Tobacco - 0.2%
				Packaged Foods & Meats - 0.2%
	74,625	7.00	NR / NR	Pierre Foods, Inc., Loan (First Lien), 7/29/16	$75,300
				Total Food, Beverage & Tobacco	$75,300
				Health Care Equipment & Services - 2.3%
				Health Care Facilities - 0.5%
	5,798	2.56	BB- / Ba3	CHS/Community Health Systems, Inc., Non-Extended Delayed Draw Term Loan, 7/25/14	$5,760
	112,890	2.56	BB- / Ba3	CHS/Community Health Systems, Inc., Non-Extended Term Loan, 7/25/14	111,840
	50,000	0.00	NR / NR	Kindred Healthcare, Inc., Senior Unsecured Bridge Loan, 2/7/12	50,000
					$167,600
				Health Care Services - 1.7%
	75,000	0.00	BB- / NR	Emergency Medical Services Corp., Bridge Loan First Lien, 3/1/12	$75,000
	244,444	7.50	B+ / Ba2	Sun HealthCare Group, Inc., Term Loan, 10/18/16	248,920
	250,000	7.75	NR / NR	Virtual Radiologic Corp., Term Loan, 11/3/16	249,375
					$573,295
				Total Health Care Equipment & Services	$740,895
				Pharmaceuticals & Biotechnology - 0.8%
				Biotechnology - 0.8%
	250,000	0.00	NR / NR	Grifols, Inc., U.S. Tranche B Term Loan, 6/4/16	$252,134
				Total Pharmaceuticals & Biotechnology	$252,134
				Technology Hardware & Equipment - 1.6%
				Communications Equipment - 0.5%
	150,000	0.00	NR / NR	EchoStar Corp., Senior Secured Bridge Loan 1/31/19	$150,000
				Electronic Components - 1.1%
	80,886	2.50	NR / Ba1	Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14	$80,730
	281,481	2.51	NR / Ba1	Flextronics Semiconductor, Ltd., A Closing Date Loan , 10/1/14	280,950
					$361,680
				Total Technology Hardware & Equipment	$511,680
				Semiconductors - 0.5%
				Semiconductor Equipment - 0.2%
	76,640	4.51	B- / NR	Freescale Semiconductor, Inc., Extended Maturity Term Loan, 12/1/16	$76,334
				Semiconductors - 0.3%
	92,732	4.75	BB / Ba2	Intersil Corp., Term Loan, 4/27/16	$93,103
				Total Semiconductors	$169,437
				Utilities - 0.4%
				Electric Utilities - 0.3%
	147,704	3.78	BBB- / Ba1	Texas Competitive Electric Holdings LLC, Initial Tranche B-2 Term Loan, 10/10/14	$125,000
				Total Utilities	$125,000
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $3,421,680)	$3,473,450

				TEMPORARY CASH INVESTMENTS - 1.0%
				Securities Lending Collateral - 1.0% (c)
				Certificates of Deposit:
	8,975			Bank of Nova Scotia, 0.31%, 9/29/11	$8,975
	6,282			BBVA Group NY, 1.05%, 7/26/11	6,282
	8,975			BNP Paribas Bank NY, 0.34%, 5/9/11	8,975
	8,975			Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11	8,975
	8,975			DnB NOR Bank ASA NY, 0.24%, 6/7/11	8,975
	4,487			National Australia Bank NY, 0.32%, 10/19/11	4,487
	8,975			Nordea NY, 0.3%, 4/13/11	8,975
	8,975			RoboBank Netherland NV NY, 0.33%, 8/8/11	8,975
	8,975			Royal Bank of Canada NY, 0.38%, 12/2/11	8,975
	8,975			Skandinav Enskilda Bank NY, 0.38%, 6/7/11	8,975
	4,487			SOCGEN NY, 0.25%, 4/11/11	4,487
	3,590			SOCGEN NY, 0.37%, 6/10/11	3,590
	8,975			Svenska NY, 0.28%, 5/12/11	8,975
	8,975			Westpac Banking Corp., NY, 0.38%, 12/6/11	8,975
					$108,596
				Commercial Paper:
	3,590			American Honda Finance, 0.35%, 1/11/12	$3,590
	3,596			American Honda Finance, 1.06%, 6/20/11	3,596
	3,292			Australia & New Zealand Banking Group, 0.91%, 8/4/11	3,292
	3,588			BBVLON, 0.55%, 5/9/11	3,588
	5,384			BBVLON, 0.43%, 4/21/11	5,384
	8,970			BCSFUN, 0.25%, 6/24/11	8,970
	8,075			CBAPP, 0.26%, 5/23/11	8,075
	9,126			Caterpillar Financial Services Corp., 1.06%, 6/24/11	9,126
	8,975			Federal Home Loan Bank, 0.31%, 6/1/11	8,975
	897			General Electric Capital Corp., 0.39%, 6/6/11	897
	4,488			General Electric Capital Corp., 0.39%, 4/28/11	4,488
	7,178			HSBC, 0.25%, 5/11/11	7,178
	4,311			JPMorgan Chase & Co., 0.43%, 12/21/11	4,311
	3,146			JPMorgan Chase & Co., 1.06%, 6/13/11	3,146
	4,486			NABPP, 0.25%, 6/1/11	4,486
	7,174			NORDNA, 0.27%, 7/18/11	7,174
	7,180			PARFIN, 0.23%, 4/11/11	7,180
	4,482			SANCPU, 0.68%, 6/1/11	4,482
	5,385			SANCPU, 0.44%, 4/7/11	5,385
	5,377			SANCPU, 0.73%, 6/17/11	5,377
	4,487			SOCNAM, 0.37%, 4/14/11	4,487
	4,486			SOCNAM, 0.37%, 5/3/11	4,486
	8,975			Toyota Motor Credit Corp., 0.38%, 9/8/11	8,975
	5,384			VARFUN, 0.27%, 4/20/11	5,384
	2,695			Wachovia, 0.46%, 3/1/12	2,695
	3,592			Wachovia, 0.43%, 10/15/11	3,592
	1,796			Wells Fargo & Co., 0.39%, 1/24/12	1,796
					$140,115
				Tri-party Repurchase Agreements:
	4,602			Barclays Capital Plc, 0.12%, 4/1/11	$4,602
	17,950			HSBC Bank USA NA, 0.13%, 4/1/11	17,950
	13,462			RBS Securities, Inc., 0.12%, 4/1/11	13,462
					$36,014
	Shares			Money Market Mutual Funds:
	14,360			Dreyfus Preferred Money Market Fund	$14,360
	14,360			Fidelity Prime Money Market Fund	14,360
					$28,720
				Total Securities Lending Collateral	$313,445
				TOTAL TEMPORARY CASH INVESTMENTS
				(Cost $313,445)	$313,445

				TOTAL INVESTMENT IN SECURITIES - 107.1%
				(Cost $29,979,989) (a)	$31,745,635

				OTHER ASSETS AND LIABILITIES - (7.1)%	$210,525

				TOTAL NET ASSETS - 100.0%	$31,956,160

	*			Non-income producing security.

	NR			Not rated by either S&P or Moody's.

	WR			Withdrawn rating.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2011, the value of these securities amounted to $3,407,918 or 10.7% of total net assets.

	**
Senior Floating Rate Note loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(a)			At March 31, 2011, the net unrealized gain on investments based on
				cost for federal income tax purposes of $29,979,989 was as follows:

				Aggregate gross unrealized gain for all investments in which
				there is an excess of value over tax cost	$2,205,154

				Aggregate gross unrealized loss for all investments in which
				there is an excess of tax cost over value	(439,508)

				Net unrealized gain	$1,765,646

	(b)			At March 31, 2011, the following securities were out on loan:

	Principal Amount ($)			Security	Value
	95,000			Korea Gas Corp., 6.0%, 7/15/14 (144A)	$106,875
	45,000			C&S Group Enterprise LLC, 8.375%, 5/1/17 (144A)	48,713
	100,000			Horizon Lines, 4.25%, 8/15/12	82,250
	76,000			Cincinatti Bell, Inc., 8.75%, 3/15/18	73,720
				Total	$311,558

	(c)			Securities lending collateral is managed by Credit Suisse AG, New York Branch.

	(d)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	AUD			Australian Dollar
	BRL			Brazilian Real
	CAD			Canadian dollar
	EURO			Euro
	IDR			Indonesian Rupiahs
	NOK			Norwegian Krone
	SEK			Swedish Krone
	TRY			Turkish Lira

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$ -	$ 791,112	$ -	$ 791,112
Preferred Stocks	237,100	162,005	-	399,105
Common Stocks	45,186	81,423	15,934	142,543
Asset Backed Securities	-	1,777,231	-	1,777,231
Collateralized Mortgage Obligations	-	3,668,096	-	3,668,096
Corporate Bonds	-	14,340,806	-	14,340,806
U.S. Government Agency Obligations	-	2,312,660	-	2,312,660
Foreign Government Bonds	-	2,500,533	-	2,500,533
Municipal Bonds	-	1,817,329	-	1,817,329
Senior Floating Rate Loan Interests	-	3,473,450	-	3,473,450
Temporary Cash Investments	-	284,725	-	284,725
Money Market Mutual Funds	28,720	-	-	28,720
Total	$ 311,006	$ 31,209,370	$ 15,934	$ 31,536,310
Other Financial Instruments*	$ 13,219	$ (8,607)	$ -	$ 4,612

* Other financial instruments include futures contracts and foreign exchange contracts.

Following is a reconciliation of assets using significant unobservable inputs (Level 3):
		Senior Floating Rate Loan Interests	Common Stocks
	Balance as of 12/31/10	$ 135,247	$ 15,934
	Realized gain (loss)1	-	-
	Change in unrealized appreciation (depreciation)2	-	-
	Net purchases (sales)	-	-
	Transfers in and out of Level 3	(135,247)	-
	Balance as of 3/31/11	$ -	$ 15,934

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.
2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Variable Contracts Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date May 27, 2011 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date May 27, 2011 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date May 27, 2011 * Print the name and title of each signing officer under his or her signature.